UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-09471

Nuveen Maryland Dividend Advantage Municipal Fund
(Exact name of registrant as specified in charter)

Nuveen Investments
333 West Wacker Drive
Chicago, IL 60606
(Address of principal executive offices) (Zip code)

Kevin J. McCarthy
Nuveen Investments
333 West Wacker Drive
Chicago, IL 60606
(Name and address of agent for service)

Registrant's telephone number, including area code: (312) 917-7700

Date of fiscal year end: May 31

Date of reporting period: November 30, 2011

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

Closed-End Funds

Nuveen Investments Municipal Closed-End Funds

It's not what you earn, it's what you keep.®

Semi-Annual Report
November 30, 2011

Nuveen Maryland Premium Income Municipal Fund
NMY

Nuveen Maryland Dividend Advantage Municipal Fund
NFM

Nuveen Maryland Dividend Advantage Municipal Fund 2
NZR

Nuveen Maryland Dividend Advantage Municipal Fund 3
NWI

Nuveen Virginia Premium Income Municipal Fund
NPV

Nuveen Virginia Dividend Advantage Municipal Fund
NGB

Nuveen Virginia Dividend Advantage Municipal Fund 2
NNB

November

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Table of Contents

Chairman’s Letter to Shareholders	4
Portfolio Manager’s Comments	5
Fund Leverage and Other Information	9
Common Share Dividend and Share Price Information	12
Performance Overviews	13
Shareholder Meeting Report	20
Portfolios of Investments	23
Statement of Assets and Liabilities	66
Statement of Operations	68
Statement of Changes in Net Assets	70
Statement of Cash Flows	73
Financial Highlights	75
Notes to Financial Statements	87
Reinvest Automatically, Easily and Conveniently	102
Glossary of Terms Used in this Report	104
Additional Fund Information	107

Chairman’s
Letter to Shareholders

Dear Shareholders,

These are perplexing times for investors. The global economy continues to struggle. The solutions being implemented in the eurozone to deal with the debt crises of many of its member countries are not yet seen as sufficient by the financial markets. The political paralysis in the U.S. has prevented the compromises necessary to deal with the fiscal imbalance and government spending priorities. The efforts by individual consumers, governments and financial institutions to reduce their debts are increasing savings but reducing demand for the goods and services that drive employment. These developments are undermining the rebuilding of confidence by consumers, corporations and investors that is so essential to a resumption of economic growth.

Although it is painfully slow, progress is being made. In Europe, the turnover of a number of national governments reflects the realization by politicians and voters alike that leaders who practiced business as usual had to be replaced by leaders willing to face problems and accept the hard choices needed to resolve them. The recent coordinated efforts by central banks in the U.S. and Europe to provide liquidity to the largest European banks indicates that these monetary authorities are committed to facilitating a recovery in the European banking sector.

In the U.S., the failure of the congressionally appointed Debt Reduction Committee was a blow to those who hoped for a bipartisan effort to finally begin addressing the looming fiscal crisis. Nevertheless, Congress and the administration cannot ignore the issue for long. The Bush era tax cuts are scheduled to expire on December 31, 2012, and six months later the $1.2 trillion of mandatory across-the-board spending cuts under the Budget Control Act of 2011 begin to go into effect. Any legislative modification would require bipartisan support and the prospects for a bipartisan solution are unclear. The impact of these two developments would be a mixed blessing: a meaningful reduction in the annual budget deficit at the cost of slowing the economic recovery.

It is in these particularly volatile markets that professional investment management is most important. Skillful investment teams who have experienced challenging markets and remain committed to their investment disciplines are critical to the success of an investor’s long-term objectives. In fact, many long-term investment track records are built during challenging markets when managers are able to protect investors against these economic crosscurrents. Experienced investment teams know that volatile markets put a premium on companies and investment ideas that will weather the short-term volatility and that compelling values and opportunities are opened up when markets overreact to negative developments. By maintaining appropriate time horizons, diversification and relying on practiced investment teams, we believe that investors can achieve their long-term investment objectives.

As always, I encourage you to contact your financial consultant if you have any questions about your investment in a Nuveen Fund. On behalf of the other members of your Fund Board, we look forward to continuing to earn your trust in the months and years ahead.

Sincerely,

Robert P. Bremner
Chairman of the Board
January 20, 2012

4	Nuveen Investments

Portfolio Manager’s Comments

Nuveen Maryland Premium Income Municipal Fund (NMY)
Nuveen Maryland Dividend Advantage Municipal Fund (NFM)
Nuveen Maryland Dividend Advantage Municipal Fund 2 (NZR)
Nuveen Maryland Dividend Advantage Municipal Fund 3 (NWI)
Nuveen Virginia Premium Income Municipal Fund (NPV)
Nuveen Virginia Dividend Advantage Municipal Fund (NGB)
Nuveen Virginia Dividend Advantage Municipal Fund 2 (NNB)

Portfolio manager Tom Spalding, CFA, discusses key investment strategies and the six-month performance of the Nuveen Maryland and Virginia Funds. With 37 years of investment experience at Nuveen, Tom assumed portfolio management responsibility for these seven Funds in January 2011.

What key strategies were used to manage the Maryland and Virginia Funds during the six-month reporting period ended November 30, 2011?

During this reporting period, municipal bond prices generally rallied as yields declined across the municipal curve. Part of the reason for this was the continued depressed levels of municipal bond issuance in many areas of the country. Tax-exempt volume, which had been limited in 2010 by issuers’ extensive use of taxable Build America Bonds (BABs), generally continued to drift lower in 2011. For the six months ended November 30, 2011, national municipal issuance was down 17% compared with the same period in 2010, while issuance declined 9% in Virginia during the same period. In Maryland, however, municipal issuance during this period rose 31%.

In this challenging environment, we continued to take a bottom-up approach to discovering undervalued sectors and individual credits with the potential to perform well over the long term. During this period, the Funds found value in a variety of sectors, including health care, utilities and revenue credits both in the primary and secondary market. The Funds also took advantage of their ability to invest up to 20% of their net assets in out-of-state credits, buying tax-exempt bonds issued by Puerto Rico, Guam and the Virgin Islands as appropriate to keep the Funds as fully invested as possible. These purchases included Puerto Rico tobacco bonds, which performed well for the Funds. While we emphasized buying lower-rated credits as a way to add yield to the Funds’ portfolios, Maryland and Virginia remained high-quality states, and there was little BBB rated issuance available in these state markets. As a result, many of our purchases were A rated paper.

While keeping an eye on finding value, we focused on purchasing bonds with longer maturities in order to extend the Funds’ durations and move them closer to their targeted objectives. Because these Funds began the period short of their targeted durations, our purchases emphasized bonds with maturities of 25 years and longer, with

Certain statements in this report are forward-looking statements. Discussions of specific investments are for illustration only and are not intended as recommendations of individual investments. The forward-looking statements and other views expressed herein are those of the portfolio manager as of the date of this report. Actual future results or occurrences may differ significantly from those anticipated in any forward-looking statements, and the views expressed herein are subject to change at any time, due to numerous market and other factors. The Funds disclaim any obligation to update publicly or revise any forward-looking statements or views expressed herein.

Ratings shown are the highest rating given by one of the following national rating agencies: Standard & Poor’s Group, Moody’s Investors Service, Inc. or Fitch, Inc. Credit ratings are subject to change. AAA, AA, A and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below investment grade ratings. Certain bonds backed by U.S. Government or agency securities are regarded as having an implied rating equal to the rating of such securities. Holdings designated N/R are not rated by a national rating agency.

Nuveen Investments	5

some of our longer purchases 35 years out on the curve. This not only helped lengthen the Funds’ durations and improve their yield curve positioning, but also enabled us to take advantage of more attractive yields at the longer end of the municipal yield curve.

Cash for new purchases was generated primarily by the proceeds from bond calls and maturing bonds. The elevated number of bond calls provided a meaningful source of liquidity, which drove much of our activity during this period as we worked to redeploy the proceeds to keep the Funds fully invested. The Funds also trimmed their positions in Florida issues and reinvested the proceeds in tax-exempt bonds issued in Maryland and Virginia. Overall, selling was minimal, as the bonds in our portfolios generally offered higher yields than those available in the current marketplace.

As of November 30, 2011, all of these Funds continued to use inverse floating rate securities. We employ inverse floaters for a variety of reasons, including duration management, income enhancement and total return enhancement.

How did the Funds perform?

Individual results for the Nuveen Maryland and Virginia Funds, as well as relevant index and peer group information, are presented in the accompanying table.

Average Annual Total Returns on Common Share Net Asset Value*
For periods ended 11/30/11

	6-Month	1-Year	5-Year	10-Year
Maryland Funds
NMY	5.35%	6.24%	4.62%	6.03%
NFM	7.21%	7.16%	4.59%	5.93%
NZR	6.64%	7.07%	4.43%	5.98%
NWI	5.77%	6.28%	4.65%	N/A

Standard & Poor’s (S&P) Maryland Municipal Bond Index**	3.77%	5.38%	4.50%	4.93%
Standard & Poor’s (S&P) National Municipal Bond Index**	4.35%	6.50%	4.40%	5.08%
Lipper Other States Municipal Debt Funds Classification Average**	6.67%	8.40%	4.70%	5.72%

Virginia Funds
NPV	5.82%	7.83%	4.75%	5.83%
NGB	6.30%	8.76%	4.15%	5.99%
NNB	6.04%	7.90%	4.34%	6.07%

Standard & Poor’s (S&P) Virginia Municipal Bond Index**	3.55%	5.76%	4.20%	4.92%
Standard & Poor’s (S&P) National Municipal Bond Index**	4.35%	6.50%	4.40%	5.08%
Lipper Other States Municipal Debt Funds Classification Average**	6.67%	8.40%	4.70%	5.72%

For the six months ended November 30, 2011, the cumulative returns on common share net asset value (NAV) for all of the Maryland and Virginia Funds exceeded the returns for their respective state’s Standard & Poor’s (S&P) Municipal Bond Index as well as the S&P National Municipal Bond Index. For the same time period, NFM outperformed the average return for the Lipper Other States Municipal Debt Funds Classification Average, NZR performed in line with the Lipper average and the remaining five Funds trailed this return. Shareholders should note that the performance of the Lipper Other States classification represents the overall average of returns for funds from ten different states with a wide variety of municipal market conditions, making direct comparisons less meaningful.

*	Six-month returns are cumulative; all other returns are annualized.

**	For definitions, refer to the Glossary of Terms Used in this Report.

Past performance is not predictive of future results. Current performance may be higher or lower than the data shown. Returns do not reflect the deduction of taxes that shareholders may have to pay on Fund distributions or upon the sale of Fund shares.

For additional information, see the individual Performance Overview for your Fund in this report.

6	Nuveen Investments

Key management factors that influenced the Funds’ returns during this period included duration and yield curve positioning, credit exposure and sector allocation. In addition, the use of structural leverage was an important positive factor affecting the Funds’ performance. Leverage is discussed in more detail later in this report.

During this period, municipal bonds with intermediate and longer maturities generally outperformed those with shorter maturities with credits at the longest end of the municipal yield curve posted the strongest returns. Among these Funds, NFM, NZR and NGB were the most advantageously situated in terms of duration and yield curve positioning, with better exposure to the segments of the yield curve that performed best. Overall, NFM received the greatest positive impact from its duration and yield curve positioning during this period. Conversely, NMY and NPV were not as well positioned, with less exposure to the outperforming long end of the curve, which hampered their performance. In general, these two Funds had fewer opportunities to participate in our efforts to extend the Funds’ durations during this period.

Credit exposure also played a role in performance during these six months, as lower-rated investment-grade bonds, especially those rated BBB, generally outperformed higher-quality bonds rated AAA and AA. This outperformance was due in part to the longer durations often associated with the lower-rated categories. Among the Maryland Funds, NFM and NZR had the heaviest weightings of bonds rated BBB and the smallest exposures to bonds in the AAA credit sector, which boosted their performance. On the other hand, NPV held the highest allocation of AAA rated bonds and the fewest BBB bonds among the Virginia Funds, which detracted from its performance.

Holdings that generally made positive contributions to the Funds’ returns during this period included zero coupon bonds and health care, industrial development revenue, transportation and education credits. In general, all of these Funds tended to have heavier weightings in the health care and education sectors, which was positive for performance. The Virginia Funds also benefited from their allocations to the transportation sector, while the Maryland Funds had good exposure to the industrial sector.

In contrast, pre-refunded bonds, which are often backed by U.S. Treasury securities, were the poorest performing market segment during this period. The underperformance of these bonds can be attributed primarily to their shorter effective maturities and higher credit quality. Among these seven Funds, NMY, NWI, NPV and NNB all had double-digit allocations to pre-refunded bonds as of November 30, 2011, while NFM had the smallest exposure to pre-refunded bonds, which lessened the negative impact of these holdings. The performance of bonds backed by the 1998 master tobacco settlement agreement also was slightly negative for this period.

APPROVED FUND MERGERS

On October 28, 2011, the Funds’ Board of Trustees approved a series of reorganizations for all the Maryland and Virginia funds included in this report. The reorganizations in each respective state are intended to create a single larger state fund, which would potentially offer shareholders the following benefits:

•	Lower Fund expense ratios (excluding the effects of leverage), as fixed costs are spread over a larger asset base;

•	Enhanced secondary market trading, as larger Funds potentially make it easier for investors to buy and sell Fund shares;

Nuveen Investments	7

•	Lower per share trading costs through reduced bid/ask spreads due to a larger common share float; and

•	Increased Fund flexibility in managing the structure and cost of leverage over time.

The approved reorganizations are as follows:

Acquired Funds	Acquiring Fund
Maryland Funds
Nuveen Maryland Dividend Advantage Municipal Fund (NFM)	Nuveen Maryland Premium Income Municipal Fund (NMY)
Nuveen Maryland Dividend Advantage Municipal Fund 2 (NZR)
Nuveen Maryland Dividend Advantage Municipal Fund 3 (NWI)

Acquired Funds	Acquiring Fund
Virginia Funds
Nuveen Virginia Dividend Advantage Municipal Fund (NGB)	Nuveen Virginia Premium Income Municipal Fund (NPV)
Nuveen Virginia Dividend Advantage Municipal Fund 2 (NNB)

A special meeting of shareholders for the purpose of voting on the reorganizations has been scheduled for April 6, 2012.

If shareholders approve the reorganizations, and upon the closing of the reorganizations, the Acquired Fund will transfer substantially all of its assets to the Acquiring Fund in exchange for common and preferred shares of the Acquiring Fund, and the assumption by the Acquiring Fund of the liabilities of the Acquired Fund. The Acquired Fund will then be liquidated, dissolved and terminated in accordance with its Declaration of Trust.

If shareholders approve the reorganizations, Acquired Fund shareholders will become shareholders of the Acquiring Fund. Holders of common shares will receive newly issued common shares of the Acquiring Fund, the aggregate net asset value of which will be equal to the aggregate net asset value of the common shares of the Acquired Fund held immediately prior to the reorganizations (including for this purpose fractional Acquiring Fund shares to which shareholders would be entitled). Fractional shares will be sold on the open market and shareholders will receive cash in lieu of such fractional shares. Holders of MTP Shares of each Acquired Fund will receive on a one-for-one basis newly issued MTP Shares of the Acquiring Fund, in exchange for MTP Shares of the Acquired Fund held immediately prior to the reorganization, with such new Acquiring Fund MTP Shares having the same terms as exchanged MTP Shares of the Acquired Fund.

8	Nuveen Investments

Fund Leverage and
Other Information

IMPACT OF THE FUNDS’ LEVERAGE STRATEGIES ON PERFORMANCE

One important factor impacting the returns of all these Funds relative to the comparative indexes was the Funds’ use of leverage. The Funds use leverage because their managers believe that, over time, leveraging provides opportunities for additional income and total return for common shareholders. However, use of leverage also can expose common shareholders to additional volatility. For example, as the prices of securities held by a Fund decline, the negative impact of these valuation changes on common share net asset value and common shareholder total return is magnified by the use of leverage. Conversely, leverage may enhance common share returns during periods when the prices of securities held by a Fund generally are rising. Leverage made a positive contribution to the performance of these Funds over this reporting period.

RECENT DEVELOPMENTS REGARDING THE FUNDS’ REDEMPTION OF AUCTION RATE PREFERRED SHARES

Shortly after their respective inceptions, each of the Funds issued auction rate preferred shares (ARPS) to create structural leverage. As noted in past shareholder reports, the weekly auctions for those ARPS shares began in February 2008 to consistently fail, causing the Funds to pay the so called “maximum rate” to ARPS shareholders under the terms of the ARPS in the Funds’ charter documents. As of May 31, 2011, the Funds redeemed all of their outstanding ARPS at par and since then have relied upon inverse floating rate securities and MuniFund Term Preferred (MTP) Shares to create effective and structural leverage, respectively.

During 2010 and 2011, certain Nuveen leveraged closed-end funds (including NPV) received a demand letter from a law firm on behalf of purported holders of common shares of each such fund, alleging that Nuveen and the funds’ officers and Board of Directors/Trustees breached their fiduciary duties related to the redemption at par of the funds’ ARPS. In response, the Board established an ad hoc Demand Committee consisting of certain of its disinterested and independent Board members to investigate the claims. The Demand Committee retained independent counsel to assist it in conducting an extensive investigation. Based upon its investigation, the Demand Committee found that it was not in the best interests of each fund or its shareholders to take the actions suggested in the demand letters, and recommended that the full Board reject the demands made in the demand letters. After reviewing the findings and

Nuveen Investments	9

recommendation of the Demand Committee, the full Board of each fund unanimously adopted the Demand Committee’s recommendation.

Subsequently, the funds that received demand letters (including NPV) were named in a consolidated complaint as nominal defendants in a putative shareholder derivative action captioned Martin Safier, et al. v. Nuveen Asset Management, et al. that was filed in the Circuit Court of Cook County, Illinois, Chancery Division (the “Cook County Chancery Court”) on February 18, 2011 (the “Complaint”). The Complaint, filed on behalf of purported holders of each fund’s common shares, also named Nuveen Fund Advisors, Inc. as a defendant, together with current and former Officers and interested Directors/Trustees of each of the funds (together with the nominal defendants, collectively, the “Defendants”). The Complaint contained the same basic allegations contained in the demand letters. The Defendants filed a motion to dismiss the suit and on December 16, 2011, the court granted that motion dismissing the Complaint. The plaintiffs failed to file an appeal of the court’s decision within the required time period, resulting in the final disposition of the suit.

MTP Shares

As of November 30, 2011, Funds have issued and outstanding MTP Shares as shown in the accompanying table.

		MTP Shares Issued	Annual	NYSE
Fund	Series	At Liquidation Value	Interest Rate	Ticker
NMY	2015	38,775,000	2.65%	NMY Pr C
NMY	2016	35,818,000	2.90%	NMY Pr D
NFM	2015	26,485,000	2.60%	NFM Pr C
NZR	2015	27,300,000	2.60%	NZR Pr C
NWI	2015	20,700,000	2.65%	NWI Pr C
NWI	2016	17,066,000	2.85%	NWI Pr D
NPV	2014	29,203,000	2.25%	NPV Pr A
NPV	2015	32,205,000	2.65%	NPV Pr C
NGB	2014	22,800,000	2.80%	NGB Pr C
NNB	2014	43,200,000	2.80%	NNB Pr C

(Refer to Notes to Financial Statements, Footnote 1 – General Information and Significant Accounting Policies and Footnote 4 – Fund Shares for further details on MTP Shares.)

As of October 5, 2011, all 84 of the Nuveen closed-end municipal funds that had issued ARPS, approximately $11.0 billion, have redeemed at liquidation value all of these shares. For up-to-date information, please visit the Nuveen CEF Auction Rate Preferred Resource Center at: http://www.nuveen.com/arps.

10	Nuveen Investments

RISK CONSIDERATIONS

Fund shares are not guaranteed or endorsed by any bank or other insured depository institution, and are not federally insured by the Federal Deposit Insurance Corporation. Past performance is no guarantee of future results. Fund common shares are subject to a variety of risks, including:

Investment and Market Risk. An investment in common shares is subject to investment risk, including the possible loss of the entire principal amount that you invest. Your investment in common shares represents an indirect investment in the municipal securities owned by the Fund, which generally trade in the over-the-counter markets. Your common shares at any point in time may be worth less than your original investment, even after taking into account the reinvestment of Fund dividends and distributions.

Price Risk. Shares of closed-end investment companies like these Funds frequently trade at a discount to their NAV. Your common shares at any point in time may be worth less than your original investment, even after taking into account the reinvestment of Fund dividends and distributions.

Leverage Risk. Each Fund’s use of leverage creates the possibility of higher volatility for the Fund’s per share NAV, market price, distributions and returns. There is no assurance that a Fund’s leveraging strategy will be successful.

Tax Risk. The tax treatment of Fund distributions may be affected by new IRS interpretations of the Internal Revenue Code and future changes in tax laws and regulations.

Issuer Credit Risk. This is the risk that a security in a Fund’s portfolio will fail to make dividend or interest payments when due.

Interest Rate Risk. Fixed-income securities such as bonds, preferred, convertible and other debt securities will decline in value if market interest rates rise.

Reinvestment Risk. If market interest rates decline, income earned from a Fund’s portfolio may be reinvested at rates below that of the original bond that generated the income.

Call Risk or Prepayment Risk. Issuers may exercise their option to prepay principal earlier than scheduled, forcing a Fund to reinvest in lower-yielding securities.

Inverse Floater Risk. The funds invest in inverse floaters. Due to their leveraged nature, these investments can greatly increase a fund’s exposure to interest rate risk and credit risk. In addition, investments in inverse floaters involve the risk that the fund could lose more than its original principal investment.

Nuveen Investments	11

Common Share Dividend and
Share Price Information

DIVIDEND INFORMATION

During the six-month reporting period ended November 30, 2011, NMY had one increase in its monthly dividend, while the dividends of the remaining six Funds in this report remained stable throughout the period.

All of the Funds in this report seek to pay stable dividends at rates that reflect each Fund’s past results and projected future performance. During certain periods, each Fund may pay dividends at a rate that may be more or less than the amount of net investment income actually earned by the Fund during the period. If a Fund has cumulatively earned more than it has paid in dividends, it holds the excess in reserve as undistributed net investment income (UNII) as part of the Fund’s NAV. Conversely, if a Fund has cumulatively paid dividends in excess of its earnings, the excess constitutes negative UNII that is likewise reflected in the Fund’s NAV. Each Fund will, over time, pay all of its net investment income as dividends to shareholders. As of November 30, 2011, all seven of the Funds in this report had positive UNII balances, based upon our best estimate, for tax purposes and positive UNII balances for financial reporting purposes.

COMMON SHARE REPURCHASES AND SHARE PRICE INFORMATION

Since the inception of the Funds’ repurchase programs, the Funds have not repurchased any of their outstanding common shares.

As of November 30, 2011, the Funds’ common share prices were trading at (+) premiums or (-) discounts to their common share NAVs as shown in the accompanying table.

	11/30/11	6-Month Average
	(+)Premium/(-) Discount	(+)Premium/(-) Discount
NMY	(-)3.05%	(-)4.62%
NFM	(-)4.57%	(-)6.94%
NZR	(-)2.57%	(-)4.32%
NWI	(-)4.75%	(-)6.87%
NPV	(+)3.70%	(+)1.67%
NGB	(+)0.28%	(+)0.65%
NNB	(+)0.69%	(-)0.76%

12	Nuveen Investments

NMY	Nuveen Maryland
Performance	Premium Income
OVERVIEW	Municipal Fund
as of November 30, 2011

Fund Snapshot
Common Share Price	$14.30
Common Share Net Asset Value (NAV)	$14.75
Premium/(Discount) to NAV	-3.05%
Market Yield	5.41%
Taxable-Equivalent Yield1	7.91%
Net Assets Applicable to Common Shares ($000)	$157,158

Leverage
Structural Leverage	32.19%
Effective Leverage	35.74%

Average Annual Total Return
(Inception 3/18/93)
	On Share Price	On NAV
6-Month (Cumulative)	4.95%	5.35%
1-Year	2.83%	6.24%
5-Year	4.82%	4.62%
10-Year	4.60%	6.03%

Portfolio Composition3
(as a % of total investments)
Health Care	19.3%
U.S. Guaranteed	18.0%
Education and Civic Organizations	10.7%
Tax Obligation/Limited	9.9%
Housing/Single Family	7.8%
Tax Obligation/General	7.5%
Housing/Multifamily	7.5%
Consumer Staples	3.6%
Long-Term Care	3.5%
Other	12.2%

Refer to the Glossary of Terms Used in the Report for further definition of the terms used within this Fund’s Performance Overview page.
1
Taxable-Equivalent Yield represents the yield that must be earned on a fully taxable investment in order to equal the yield of the Fund on an after-tax basis. It is based on a combined federal and state income tax rate of 31.6%. When comparing this Fund to investments that generate qualified dividend income, the Taxable-Equivalent Yield is lower.

2
Ratings shown are the highest rating given by one of the following national rating agencies: Standard & Poor’s Group, Moody’s Investors Service, Inc. or Fitch, Inc. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Certain bonds backed by U.S. Government or agency securities are regarded as having an implied rating equal to the rating of such securities. Holdings designated N/R are not rated by a national rating agency.

3	Holdings are subject to change.

Nuveen Investments	13

NFM	Nuveen Maryland
Performance	Dividend Advantage
OVERVIEW	Municipal Fund
as of November 30, 2011

Fund Snapshot
Common Share Price	$13.78
Common Share Net Asset Value (NAV)	$14.44
Premium/(Discount) to NAV	-4.57%
Market Yield	5.66%
Taxable-Equivalent Yield1	8.27%
Net Assets Applicable to Common Shares ($000)	$60,600

Leverage
Structural Leverage	30.41%
Effective Leverage	34.29%

Average Annual Total Return
(Inception 1/23/01)
	On Share Price	On NAV
6-Month (Cumulative)	9.10%	7.21%
1-Year	5.49%	7.16%
5-Year	2.81%	4.59%
10-Year	4.61%	5.93%

Portfolio Composition3
(as a % of total investments)
Health Care	21.8%
Tax Obligation/Limited	16.4%
Education and Civic Organizations	8.9%
Tax Obligation/General	8.3%
U.S. Guaranteed	7.8%
Housing/Single Family	6.8%
Housing/Multifamily	6.4%
Long-Term Care	4.6%
Consumer Staples	4.5%
Transportation	3.8%
Other	10.7%

Refer to the Glossary of Terms Used in the Report for further definition of the terms used within this Fund’s Performance Overview page.
1
Taxable-Equivalent Yield represents the yield that must be earned on a fully taxable investment in order to equal the yield of the Fund on an after-tax basis. It is based on a combined federal and state income tax rate of 31.6%. When comparing this Fund to investments that generate qualified dividend income, the Taxable-Equivalent Yield is lower.

2
Ratings shown are the highest rating given by one of the following national rating agencies: Standard & Poor’s Group, Moody’s Investors Service, Inc. or Fitch, Inc. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Certain bonds backed by U.S. Government or agency securities are regarded as having an implied rating equal to the rating of such securities. Holdings designated N/R are not rated by a national rating agency.

3	Holdings are subject to change.

14	Nuveen Investments

NZR	Nuveen Maryland
Performance	Dividend Advantage
OVERVIEW	Municipal Fund 2
as of November 30, 2011

Fund Snapshot
Common Share Price	$14.05
Common Share Net Asset Value (NAV)	$14.42
Premium/(Discount) to NAV	-2.57%
Market Yield	5.64%
Taxable-Equivalent Yield1	8.25%
Net Assets Applicable to Common Shares ($000)	$60,601

Leverage
Structural Leverage	31.06%
Effective Leverage	34.77%

Average Annual Total Return
(Inception 9/25/01)
	On Share Price	On NAV
6-Month (Cumulative)	8.61%	6.64%
1-Year	4.18%	7.07%
5-Year	2.93%	4.43%
10-Year	5.03%	5.98%

Portfolio Composition3
(as a % of total investments)
Health Care	21.0%
Tax Obligation/Limited	14.3%
Education and Civic Organizations	9.7%
U.S. Guaranteed	8.5%
Housing/Single Family	8.1%
Consumer Staples	6.4%
Housing/Multifamily	6.3%
Transportation	5.4%
Tax Obligation/General	5.4%
Other	14.9%

Refer to the Glossary of Terms Used in the Report for further definition of the terms used within this Fund’s Performance Overview page.
1
Taxable-Equivalent Yield represents the yield that must be earned on a fully taxable investment in order to equal the yield of the Fund on an after-tax basis. It is based on a combined federal and state income tax rate of 31.6%. When comparing this Fund to investments that generate qualified dividend income, the Taxable-Equivalent Yield is lower.

2
Ratings shown are the highest rating given by one of the following national rating agencies: Standard & Poor’s Group, Moody’s Investors Service, Inc. or Fitch, Inc. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Certain bonds backed by U.S. Government or agency securities are regarded as having an implied rating equal to the rating of such securities. Holdings designated N/R are not rated by a national rating agency.

3	Holdings are subject to change.

Nuveen Investments	15

NWI	Nuveen Maryland
Performance	Dividend Advantage
OVERVIEW	Municipal Fund 3
as of November 30, 2011

Fund Snapshot
Common Share Price	$13.85
Common Share Net Asset Value (NAV)	$14.54
Premium/(Discount) to NAV	-4.75%
Market Yield	5.46%
Taxable-Equivalent Yield1	7.98%
Net Assets Applicable to Common Shares ($000)	$78,002

Leverage
Structural Leverage	32.62%
Effective Leverage	35.79%

Average Annual Total Return
(Inception 9/25/02)
	On Share Price	On NAV
6-Month (Cumulative)	4.39%	5.77%
1-Year	4.29%	6.28%
5-Year	4.51%	4.65%
Since Inception	4.48%	5.34%

Portfolio Composition3
(as a % of total investments)
Tax Obligation/Limited	20.7%
Health Care	20.2%
U.S. Guaranteed	14.3%
Education and Civic Organizations	7.8%
Tax Obligation/General	7.0%
Housing/Single Family	5.8%
Housing/Multifamily	5.1%
Long-Term Care	3.9%
Water and Sewer	3.5%
Other	11.7%

Refer to the Glossary of Terms Used in the Report for further definition of the terms used within this Fund’s Performance Overview page.
1
Taxable-Equivalent Yield represents the yield that must be earned on a fully taxable investment in order to equal the yield of the Fund on an after-tax basis. It is based on a combined federal and state income tax rate of 31.6%. When comparing this Fund to investments that generate qualified dividend income, the Taxable-Equivalent Yield is lower.

2
Ratings shown are the highest rating given by one of the following national rating agencies: Standard & Poor’s Group, Moody’s Investors Service, Inc. or Fitch, Inc. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Certain bonds backed by U.S. Government or agency securities are regarded as having an implied rating equal to the rating of such securities. Holdings designated N/R are not rated by a national rating agency.

3	Holdings are subject to change.

16	Nuveen Investments

NPV	Nuveen Virginia
Performance	Premium Income
OVERVIEW	Municipal Fund
as of November 30, 2011

Fund Snapshot
Common Share Price	$15.40
Common Share Net Asset Value (NAV)	$14.85
Premium/(Discount) to NAV	3.70%
Market Yield	5.22%
Taxable-Equivalent Yield1	7.69%
Net Assets Applicable to Common Shares ($000)	$134,069

Leverage
Structural Leverage	31.41%
Effective Leverage	36.24%

Average Annual Total Return
(Inception 3/18/93)
	On Share Price	On NAV
6-Month (Cumulative)	6.04%	5.82%
1-Year	7.81%	7.83%
5-Year	5.65%	4.75%
10-Year	5.26%	5.83%

Portfolio Composition3
(as a % of total investments)
Tax Obligation/Limited	22.2%
Health Care	18.8%
U.S. Guaranteed	15.6%
Tax Obligation/General	9.3%
Transportation	9.2%
Education and Civic Organizations	5.2%
Housing/Single Family	5.0%
Other	14.7%

Refer to the Glossary of Terms Used in the Report for further definition of the terms used within this Fund’s Performance Overview page.
1
Taxable-Equivalent Yield represents the yield that must be earned on a fully taxable investment in order to equal the yield of the Fund on an after-tax basis. It is based on a combined federal and state income tax rate of 32.1%. When comparing this Fund to investments that generate qualified dividend income, the Taxable-Equivalent Yield is lower.

2
Ratings shown are the highest rating given by one of the following national rating agencies: Standard & Poor’s Group, Moody’s Investors Service, Inc. or Fitch, Inc. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Certain bonds backed by U.S. Government or agency securities are regarded as having an implied rating equal to the rating of such securities. Holdings designated N/R are not rated by a national rating agency.

3	Holdings are subject to change.

Nuveen Investments	17

NGB	Nuveen Virginia
Performance	Dividend Advantage
OVERVIEW	Municipal Fund
as of November 30, 2011

Fund Snapshot
Common Share Price	$14.35
Common Share Net Asset Value (NAV)	$14.31
Premium/(Discount) to NAV	0.28%
Market Yield	5.35%
Taxable-Equivalent Yield1	7.88%
Net Assets Applicable to Common Shares ($000)	$45,024

Leverage
Structural Leverage	33.62%
Effective Leverage	38.25%

Average Annual Total Return
(Inception 1/26/01)
	On Share Price	On NAV
6-Month (Cumulative)	7.46%	6.30%
1-Year	6.32%	8.76%
5-Year	1.29%	4.15%
10-Year	4.80%	5.99%

Portfolio Composition3
(as a % of total investments)
Tax Obligation/Limited	24.6%
Health Care	17.0%
Tax Obligation/General	11.5%
Long-Term Care	9.2%
U.S. Guaranteed	8.5%
Transportation	7.4%
Housing/Single Family	5.2%
Education and Civic Organizations	3.9%
Other	12.7%

Refer to the Glossary of Terms Used in the Report for further definition of the terms used within this Fund’s Performance Overview page.
1
Taxable-Equivalent Yield represents the yield that must be earned on a fully taxable investment in order to equal the yield of the Fund on an after-tax basis. It is based on a combined federal and state income tax rate of 32.1%. When comparing this Fund to investments that generate qualified dividend income, the Taxable-Equivalent Yield is lower.

2
Ratings shown are the highest rating given by one of the following national rating agencies: Standard & Poor’s Group, Moody’s Investors Service, Inc. or Fitch, Inc. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Certain bonds backed by U.S. Government or agency securities are regarded as having an implied rating equal to the rating of such securities. Holdings designated N/R are not rated by a national rating agency.

3	Holdings are subject to change.

18	Nuveen Investments

NNB	Nuveen Virginia
Performance	Dividend Advantage
OVERVIEW	Municipal Fund 2
as of November 30, 2011

Fund Snapshot
Common Share Price	$14.68
Common Share Net Asset Value (NAV)	$14.58
Premium/(Discount) to NAV	0.69%
Market Yield	5.40%
Taxable-Equivalent Yield1	7.95%
Net Assets Applicable to Common Shares ($000)	$84,008

Leverage
Structural Leverage	33.96%
Effective Leverage	38.52%

Average Annual Total Return
(Inception 11/15/01)
	On Share Price	On NAV
6-Month (Cumulative)	8.09%	6.04%
1-Year	5.64%	7.90%
5-Year	3.42%	4.34%
10-Year	5.45%	6.07%

Portfolio Composition3
(as a % of total investments)
Health Care	21.1%
Tax Obligation/Limited	18.0%
U.S. Guaranteed	14.7%
Water and Sewer	9.4%
Long-Term Care	8.2%
Transportation	7.3%
Tax Obligation/General	6.6%
Other	14.7%

Refer to the Glossary of Terms Used in the Report for further definition of the terms used within this Fund’s Performance Overview page.
1
Taxable-Equivalent Yield represents the yield that must be earned on a fully taxable investment in order to equal the yield of the Fund on an after-tax basis. It is based on a combined federal and state income tax rate of 32.1%. When comparing this Fund to investments that generate qualified dividend income, the Taxable-Equivalent Yield is lower.

2
Ratings shown are the highest rating given by one of the following national rating agencies: Standard & Poor’s Group, Moody’s Investors Service, Inc. or Fitch, Inc. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Certain bonds backed by U.S. Government or agency securities are regarded as having an implied rating equal to the rating of such securities. Holdings designated N/R are not rated by a national rating agency.

3	Holdings are subject to change.

Nuveen Investments	19

NMY	Shareholder Meeting Report
NFM
NZR
The annual meeting of shareholders was held in the offices of Nuveen Investments on November 15, 2011; at this meeting the shareholders were asked to vote on the election of Board Members, the elimination of Fundamental Investment Policies and the approval of new Fundamental Investment Policies. The meeting for NMY, NFM, NZR, NWI, NPV, NGB, and NNB was subsequently adjourned to December 16, 2011.3 NMY and NWI were additionally adjourned to January 31, 2012.

	NMY		NFM		NZR
	Common and		Common and		Common and
	Preferred	Preferred	Preferred	Preferred	Preferred	Preferred
	shares voting	shares voting	shares voting	shares voting	shares voting	shares voting
	together	together	together	together	together	together
	as a class	as a class	as a class	as a class	as a class	as a class
To approve the new fundamental policy regarding the ability to make loans by each Affected Municipal Fund in order to update and conform such Funds’ policies with other Nuveen closed-end municipal funds.

For	5,217,909	1,559,751	2,364,832	970,960	2,450,515	980,009
Against	329,694	147,234	119,823	26,980	131,590	35,650
Abstain	238,297	7,275	64,172	10,973	70,739	10,050
Broker Non-Votes	6,869,134	2,921,075	2,524,224	639,151	2,668,545	930,317
Total	12,655,034	4,635,335	5,073,051	1,648,064	5,321,389	1,956,026
To approve the new fundamental policy relating to municipal securities and below investment grade securities, derivatives and short sales and other investment companies.
For	5,157,102	1,540,826	2,357,325	968,960	2,445,724	979,009
Against	376,985	165,159	124,938	28,980	134,331	36,650
Abstain	251,812	8,275	66,564	10,973	72,789	10,050
Broker Non-Votes	6,869,134	2,921,075	2,524,224	639,151	2,668,545	930,317
Total	12,655,033	4,635,335	5,073,051	1,648,064	5,321,389	1,956,026
Approval of the Board Members was reached as follows:
John P. Amboian
For	12,427,308	—	4,963,897	—	5,272,033	—
Withhold	227,725	—	109,154	—	49,356	—
Total	12,655,033	—	5,073,051	—	5,321,389	—
David J. Kundert
For	12,425,114	—	4,963,927	—	5,272,385	—
Withhold	229,919	—	109,124	—	49,004	—
Total	12,655,033	—	5,073,051	—	5,321,389	—
Terence J. Toth
For	12,429,338	—	4,964,597	—	5,271,305	—
Withhold	225,695	—	108,454	—	50,084	—
Total	12,655,033	—	5,073,051	—	5,321,389	—
William C. Hunter
For	—	4,573,560	—	1,625,605	—	1,953,126
Withhold	—	61,775	—	22,459	—	2,900
Total	—	4,635,335	—	1,648,064	—	1,956,026
William J. Schneider
For	—	4,568,560	—	1,625,605	—	1,953,126
Withhold	—	66,775	—	22,459	—	2,900
Total	—	4,635,335	—	1,648,064	—	1,956,026

20	Nuveen Investments

NWI
NPV
NGB

	NWI		NPV		NGB
	Common and		Common and		Common and
	Preferred	Preferred	Preferred	Preferred	Preferred	Preferred
	shares voting	shares voting	shares voting	shares voting	shares voting	shares voting
	together	together	together	together	together	together
	as a class	as a class	as a class	as a class	as a class	as a class
To approve the new fundamental policy regarding the ability to make loans by each Affected Municipal Fund in order to update and conform such Funds’ policies with other Nuveen closed-end municipal funds.

For	2,504,613	810,595	5,785,771	1,880,648	2,213,478	944,764
Against	186,250	97,600	287,048	112,379	57,276	8,921
Abstain	69,235	15,000	120,802	3,600	64,106	9,950
Broker Non-Votes	4,029,289	1,517,846	4,924,787	2,283,529	1,540,587	578,350
Total	6,789,387	2,441,041	11,118,408	4,280,156	3,875,447	1,541,985
To approve the new fundamental policy relating to municipal securities and below investment grade securities, derivatives and short sales and other investment companies.
For	2,492,047	807,595	5,771,856	1,879,148	2,207,728	936,264
Against	192,290	100,600	298,119	113,879	63,626	17,421
Abstain	75,761	15,000	123,646	3,600	63,506	9,950
Broker Non-Votes	4,029,289	1,517,846	4,924,787	2,283,529	1,540,587	578,350
Total	6,789,387	2,441,041	11,118,408	4,280,156	3,875,447	1,541,985
Approval of the Board Members was reached as follows:
John P. Amboian
For	6,689,006	—	10,909,132	—	3,807,010	—
Withhold	100,381	—	209,276	—	68,437	—
Total	6,789,387	—	11,118,408	—	3,875,447	—
David J. Kundert
For	6,690,956	—	10,895,322	—	3,799,270	—
Withhold	98,431	—	223,086	—	76,177	—
Total	6,789,387	—	11,118,408	—	3,875,447	—
Terence J. Toth
For	6,691,706	—	10,921,302	—	3,791,811	—
Withhold	97,681	—	197,106	—	83,636	—
Total	6,789,387	—	11,118,408	—	3,875,447	—
William C. Hunter
For	—	2,407,541	—	4,206,392	—	1,541,485
Withhold	—	33,500	—	73,764	—	500
Total	—	2,441,041	—	4,280,156	—	1,541,985
William J. Schneider
For	—	2,407,541	—	4,201,392	—	1,541,485
Withhold	—	33,500	—	78,764	—	500
Total	—	2,441,041	—	4,280,156	—	1,541,985

Nuveen Investments	21

Shareholder Meeting Report (continued)
NNB

	NNB
	Common and
	Preferred	Preferred
	shares voting	shares voting
	together	together
	as a class	as a class
To approve the new fundamental policy regarding the ability to make loans by each Affected Municipal Fund in order to update and conform such Funds’ policies with other Nuveen closed-end municipal funds.

For	3,421,188	1,343,094
Against	156,937	91,096
Abstain	108,349	16,500
Broker Non-Votes	3,698,628	1,769,090
Total	7,385,102	3,219,780
To approve the new fundamental policy relating to municipal securities and below investment grade securities, derivatives and short sales and other investment companies.
For	3,424,158	1,347,094
Against	149,967	87,096
Abstain	112,349	16,500
Broker Non-Votes	3,698,628	1,769,090
Total	7,385,102	3,219,780
Approval of the Board Members was reached as follows:
John P. Amboian
For	7,255,726	—
Withhold	129,377	—
Total	7,385,103	—
David J. Kundert
For	7,253,288	—
Withhold	131,815	—
Total	7,385,103	—
Terence J. Toth
For	7,247,592	—
Withhold	137,511	—
Total	7,385,103	—
William C. Hunter
For	—	3,184,780
Withhold	—	35,000
Total	—	3,219,780
William J. Schneider
For	—	3,185,780
Withhold	—	34,000
Total	—	3,219,780

22	Nuveen Investments

Nuveen Maryland Premium Income Municipal Fund
NMY	Portfolio of Investments
November 30, 2011 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Consumer Discretionary – 2.8% (1.9% of Total Investments)
	Baltimore, Maryland, Senior Lien Convention Center Hotel Revenue Bonds, Series 2006A:
$25	5.250%, 9/01/25 – SYNCORA GTY Insured	9/16 at 100.00	BB+	$23,403
250	5.250%, 9/01/27 – SYNCORA GTY Insured	9/16 at 100.00	BB+	229,750
4,825	5.250%, 9/01/39 – SYNCORA GTY Insured	9/16 at 100.00	BB+	4,198,136
5,100	Total Consumer Discretionary			4,451,289
	Consumer Staples – 5.4% (3.6% of Total Investments)
	Guam Economic Development & Commerce Authority, Tobacco Settlement Asset-Backed Bonds, Series 2007A:
810	5.250%, 6/01/32	6/17 at 100.00	N/R	742,001
1,200	5.625%, 6/01/47	6/17 at 100.00	N/R	982,788
77,000	Puerto Rico, The Children’s Trust Fund, Tobacco Settlement Asset-Backed Bonds, Series 2005A, 0.000%, 5/15/50	5/15 at 11.19	BBB–	3,552,010
	Puerto Rico, The Children’s Trust Fund, Tobacco Settlement Asset-Backed Refunding Bonds, Series 2002:
2,590	5.375%, 5/15/33	5/12 at 100.00	BBB	2,424,136
1,000	5.500%, 5/15/39	5/12 at 100.00	BBB	830,160
82,600	Total Consumer Staples			8,531,095
	Education and Civic Organizations – 16.0% (10.7% of Total Investments)
1,250	Frederick County, Maryland, Educational Facilities Revenue Bonds, Mount Saint Mary’s College, Series 2006, 5.625%, 9/01/38	9/16 at 100.00	BB+	1,130,988
1,000	Hartford County, Maryland, Economic Development Revenue Bonds, Battelle Memorial Institute, Series 2004, 5.250%, 4/01/34	4/14 at 100.00	A+	1,011,420
330	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Patterson Park Public Charter School Issue, Series 2010, 6.000%, 7/01/40	7/20 at 100.00	BBB–	317,354
	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Bullis School, Series 2000:
825	5.250%, 7/01/25 – AGM Insured	1/13 at 100.00	AA–	834,232
500	5.250%, 7/01/30 – AGM Insured	1/12 at 100.50	AA–	505,315
1,250	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Goucher College, Series 2004, 5.125%, 7/01/34	7/14 at 100.00	A–	1,265,325
1,430	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Johns Hopkins University, Series 2004, Trust 1003, 13.647%, 1/01/13 (IF)	No Opt. Call	AA+	1,558,114
1,825	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Maryland Institute College of Art, Series 2006, 5.000%, 6/01/30	6/16 at 100.00	Baa1	1,801,147
500	Maryland Industrial Development Financing Authority, Revenue Bonds, Our Lady of Good Counsel High School, Series 2005A, 6.000%, 5/01/35	5/15 at 100.00	N/R	502,570
1,365	Montgomery County Revenue Authority, Maryland, Lease Revenue Bonds, Montgomery College Arts Center Project, Series 2005A, 5.000%, 5/01/19	5/15 at 100.00	Aa3	1,481,571
9,445	Morgan State University, Maryland, Student Tuition and Fee Revenue Refunding Bonds, Academic Fees and Auxiliary Facilities, Series 1993, 6.100%, 7/01/20 – NPFG Insured	No Opt. Call	Aa3	11,265,429
1,685	University of Maryland, Auxiliary Facility and Tuition Revenue Bonds, Series 2006A, 5.000%, 10/01/22	10/16 at 100.00	AA+	1,879,618
	Westminster, Maryland, Educational Facilities Revenue Bonds, McDaniel College, Series 2006:
910	5.000%, 11/01/31	11/16 at 100.00	BBB+	895,868
850	4.500%, 11/01/36	11/16 at 100.00	BBB+	735,922
23,165	Total Education and Civic Organizations			25,184,873
	Health Care – 28.9% (19.3% of Total Investments)
500	Baltimore County, Maryland, Catholic Health Initiatives, Revenue Bonds, Series 2006A, 5.000%, 9/01/36	9/16 at 100.00	AA	514,175
2,990	Maryland Health and Higher Education Facilities Authority, Revenue Bonds, University of Maryland Medical System Issue, Series 2010, 5.125%, 7/01/39	7/19 at 100.00	A	3,065,378
565	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds Doctors Community Hospital, Refunding Series 2010, 5.750%, 7/01/38	No Opt. Call	Baa3	513,658

Nuveen Investments	23

Nuveen Maryland Premium Income Municipal Fund (continued)
NMY	Portfolio of Investments
November 30, 2011 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Health Care (continued)
$850	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Adventist Healthcare, Series 2011A, 6.250%, 1/01/31	1/22 at 100.00	Baa2	$872,967
1,500	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Anne Arundel Health System, Series 2010, 5.000%, 7/01/40	7/19 at 100.00	A–	1,511,700
1,525	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Calvert Memorial Hospital, Series 2004, 5.500%, 7/01/36	7/14 at 100.00	A3	1,540,814
3,250	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Carroll County General Hospital, Series 2002, 5.800%, 7/01/32	7/12 at 100.00	A3	3,265,535
400	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Carroll Hospital Center, Series 2006, 5.000%, 7/01/40	7/16 at 100.00	A3	384,976
1,665	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Civista Medical Center, Series 2005, 5.000%, 7/01/37 – RAAI Insured	7/14 at 100.00	N/R	1,320,695
1,740	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Doctors Community Hospital, Series 2007A, 5.000%, 7/01/29	7/17 at 100.00	Baa3	1,504,804
1,400	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Frederick Memorial Hospital, Series 2002, 5.125%, 7/01/35	7/12 at 100.00	Baa1	1,317,820
1,200	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Greater Baltimore Medical Center, Series 2001, 5.000%, 7/01/34	1/12 at 100.00	A	1,199,904
500	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Johns Hopkins Health System Obligated Group Issue, Series 2011A, 5.000%, 5/15/26	5/21 at 100.00	AA–	548,750
1,000	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Johns Hopkins Hospital, Howard County General Hospital Acquisition, Series 1998, 5.000%, 7/01/19 – NPFG Insured	1/12 at 100.00	Baa1	1,001,710
2,000	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Kaiser Permanente System, Series 1998A, 5.375%, 7/01/15	1/12 at 100.00	A+	2,005,440
3,800	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Kennedy Krieger Institute, Series 2003, 5.500%, 7/01/33	7/13 at 100.00	Baa3	3,778,416
1,175	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, LifeBridge Health System, Series 2008, 5.000%, 7/01/28 – AGC Insured	7/17 at 100.00	AA–	1,211,590
300	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, LifeBridge Health System, Series 2011, 6.000%, 7/01/41	7/21 at 100.00	A	320,844
1,750	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, MedStar Health, Series 2004, 5.375%, 8/15/24	8/14 at 100.00	A2	1,824,690
3,310	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, MedStar Health, Series 2007, 5.250%, 5/15/46 – BHAC Insured	5/16 at 100.00	AA+	3,378,914
	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Mercy Medical Center Issue, Series 2007A:
1,010	5.000%, 7/01/37	7/17 at 100.00	BBB	902,284
670	5.500%, 7/01/42	7/17 at 100.00	BBB	633,565
1,700	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Peninsula Regional Medical Center, Series 2006, 5.000%, 7/01/36	7/16 at 100.00	A	1,702,346
1,900	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, The Johns Hopkins Health System Obligated Group Issue, Series 2010, 5.000%, 5/15/40	5/20 at 100.00	AA–	1,961,465
3,250	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Union Hospital of Cecil County, Series 2002, 5.625%, 7/01/32	7/12 at 100.00	A3	3,259,458
1,000	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, University of Maryland Medical System, Series 2004B, 5.000%, 7/01/24 – AMBAC Insured	7/13 at 100.00	A	1,011,960
	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Washington County Hospital, Series 2008:
3,395	5.750%, 1/01/38	1/18 at 100.00	BBB–	3,406,034
1,000	6.000%, 1/01/43	1/18 at 100.00	BBB–	1,012,370
	Prince George’s County, Maryland, Revenue Bonds, Dimensions Health Corporation, Series 1994:
225	5.375%, 7/01/14	1/12 at 100.00	B3	211,428
295	5.300%, 7/01/24	1/12 at 100.00	B3	222,870
45,865	Total Health Care			45,406,560

24	Nuveen Investments

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Housing/Multifamily – 11.3% (7.5% of Total Investments)
$2,065	Anne Arundel County, Maryland, FNMA Multifamily Housing Revenue Bonds, Glenview Gardens Apartments Project, Series 2009, 5.000%, 1/01/28 (Mandatory put 1/01/27)	1/20 at 102.00	AA+	$2,139,423
1,450	Maryland Community Development Administration, FNMA Multifamily Development Revenue Bonds, Edgewater Village Apartments, Series 2000B, 5.800%, 8/01/20 (Alternative Minimum Tax)	2/12 at 100.50	Aaa	1,466,588
2,500	Maryland Community Development Administration, Housing Revenue Bonds, Series 1999A, 5.350%, 7/01/41 (Alternative Minimum Tax)	1/12 at 100.00	Aa2	2,500,200
685	Maryland Community Development Administration, Housing Revenue Bonds, Series 1999B, 6.250%, 7/01/32 (Alternative Minimum Tax)	1/12 at 100.00	Aa2	685,692
1,000	Maryland Economic Development Corporation, Senior Lien Student Housing Revenue Bonds, University of Maryland – Baltimore, Series 2003A, 5.625%, 10/01/23	10/13 at 100.00	B3	742,940
1,145	Maryland Economic Development Corporation, Student Housing Revenue Refunding Bonds, University of Maryland College Park Projects, Series 2006, 5.000%, 6/01/33 – CIFG Insured	6/16 at 100.00	AA–	1,136,802
3,830	Montgomery County Housing Opportunities Commission, Maryland, FNMA/FHA-Insured Multifamily Housing Development Bonds, Series 1998A, 5.200%, 7/01/30	1/12 at 100.00	Aaa	3,831,838
300	Montgomery County Housing Opportunities Commission, Maryland, GNMA/FHA-Insured Multifamily Housing Revenue Bonds, Series 1995A, 5.900%, 7/01/15	1/12 at 100.00	Aa2	300,912
2,000	Montgomery County Housing Opportunities Commission, Maryland, Multifamily Housing Development Bonds, Series 2000A, 6.100%, 7/01/30	1/12 at 100.00	Aaa	2,002,220
	Prince George’s County Housing Authority, Maryland, GNMA Collateralized Mortgage Revenue Refunding Bonds, Overlook Apartments, Series 1995A:
1,250	5.700%, 12/20/15	12/11 at 100.00	AA+	1,253,750
1,670	5.750%, 12/20/19	12/11 at 100.00	AA+	1,673,474
17,895	Total Housing/Multifamily			17,733,839
	Housing/Single Family – 11.7% (7.8% of Total Investments)
2,735	Maryland Community Development Administration Department of Housing and Community Development, Residential Revenue Bonds, Series 2008C, 5.375%, 9/01/39	9/18 at 100.00	Aa2	2,830,944
3,000	Maryland Community Development Administration Department of Housing and Community Development, Residential Revenue Bonds, Series 2009B, 4.750%, 9/01/39	9/18 at 100.00	Aa2	3,006,660
505	Maryland Community Development Administration Department of Housing and Community Development, Residential Revenue Bonds, Series 2010B, 5.250%, 9/01/35	3/20 at 100.00	Aa2	528,351
2,330	Maryland Community Development Administration, Department of Housing and Community Development, Residential Revenue Bonds, Series 2005, 4.900%, 9/01/36, (Alternative Minimum Tax) (UB)	9/14 at 100.00	AA	2,317,254
	Maryland Community Development Administration, Department of Housing and Community Development, Residential Revenue Bonds, Series 2006:
600	4.750%, 9/01/25 (Alternative Minimum Tax) (UB)	9/15 at 100.00	AA	602,514
4,100	4.875%, 9/01/26 (Alternative Minimum Tax) (UB)	3/16 at 100.00	AA	4,137,310
1,195	4.900%, 9/01/26 (Alternative Minimum Tax) (UB)	9/15 at 100.00	AA	1,205,014
1,630	4.900%, 9/01/31 (Alternative Minimum Tax) (UB)	9/16 at 100.00	AA	1,639,828
	Maryland Community Development Administration, Department of Housing and Community Development, Residential Revenue Bonds, Series 2007:
650	5.000%, 9/01/27 (Alternative Minimum Tax) (UB)	3/17 at 100.00	AA	658,184
1,200	4.850%, 9/01/37 (Alternative Minimum Tax) (UB)	3/17 at 100.00	AA	1,178,268
265	Puerto Rico Housing Finance Authority, Mortgage-Backed Securities Program Home Mortgage Revenue Bonds, Series 2003A, 4.875%, 6/01/34 (Alternative Minimum Tax)	6/13 at 100.00	Aaa	265,037
18,210	Total Housing/Single Family			18,369,364
	Industrials – 2.7% (1.8% of Total Investments)
2,150	Maryland Economic Development Corporation, Economic Development Revenue Bonds, Transportation Facilities Project, Series 2010A, 5.750%, 6/01/35	6/20 at 100.00	Baa3	2,158,600
2,010	Maryland Economic Development Corporation, Solid Waste Disposal Revenue Bonds, Waste Management Inc., Series 2002, 4.600%, 4/01/16 (Alternative Minimum Tax)	4/12 at 101.00	BBB	2,048,110
4,160	Total Industrials			4,206,710

Nuveen Investments	25

Nuveen Maryland Premium Income Municipal Fund (continued)
NMY	Portfolio of Investments
November 30, 2011 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Long-Term Care – 5.4% (3.5% of Total Investments)
$2,455	Baltimore County, Maryland, Revenue Bonds, Oak Crest Village, Series 2007A, 5.000%, 1/01/37	1/17 at 100.00	BBB+	$2,309,566
1,000	Carroll County, Maryland, Revenue Refunding Bonds, EMA Obligated Group, Series 1999A, 5.625%, 1/01/25 – RAAI Insured	1/12 at 100.00	BB–	891,360
995	Gaithersburg, Maryland, Economic Development Revenue Bonds, Asbury Methodist Homes Inc., Series 2009B, 6.000%, 1/01/23	1/20 at 100.00	N/R	1,043,606
3,000	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Charlestown Community Issue, Series 2010, 6.250%, 1/01/45	1/21 at 100.00	N/R	3,149,190
1,065	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Mercy Ridge Retirement Community, Series 2007, 4.750%, 7/01/34	7/17 at 100.00	A–	990,333
8,515	Total Long-Term Care			8,384,055
	Tax Obligation/General – 11.3% (7.5% of Total Investments)
2,030	Anne Arundel County, Maryland, General Obligation Bonds, Series 2004, 5.000%, 4/01/16	4/14 at 100.00	AAA	2,219,622
1,000	Anne Arundel County, Maryland, General Obligation Bonds, Series 2006, 5.000%, 3/01/21	3/16 at 100.00	AAA	1,117,320
685	Anne Arundel County, Maryland, Water and Sewer Revenue Bonds, Series 2006, 5.000%, 3/01/17	3/16 at 100.00	AAA	793,182
1,200	Baltimore, Maryland, General Obligation Bonds, Consolidated Public Improvements, Series 2011A, 5.000%, 10/15/30	10/21 at 100.00	Aa2	1,311,912
1,540	Baltimore, Maryland, General Obligation Consolidated Public Improvement Bonds, Series 2004A, 5.000%, 10/15/22 – AMBAC Insured	10/14 at 100.00	Aa2	1,680,386
700	Carroll County, Maryland, Consolidated Public Improvement Bonds, Series 2005A, 5.000%, 12/01/16	12/15 at 100.00	AA+	809,298
	Charles County, Maryland, Consolidated General Obligation Public Improvement Bonds, Series 2006:
2,185	5.000%, 3/01/14	No Opt. Call	Aa1	2,402,167
820	5.000%, 3/01/16	No Opt. Call	Aa1	953,799
1,725	Howard County, Maryland, General Obligation Metropolitan District Refunding Bonds, Series 2002A, 5.250%, 8/15/18	2/12 at 100.00	AAA	1,741,871
1,190	Maryland National Capital Park Planning Commission, Prince George’s County, General Obligation Bonds, Park Acquisition and Development, Series 2004EE-2, 5.000%, 1/15/17	1/14 at 100.00	AAA	1,291,721
3,000	Montgomery County, Maryland, Consolidated General Obligation Public Improvement Bonds, Series 2005A, 5.000%, 7/01/15	No Opt. Call	AAA	3,442,800
16,075	Total Tax Obligation/General			17,764,078
	Tax Obligation/Limited – 14.8% (9.9% of Total Investments)
380	Anne Arundel County, Maryland, Special Obligation Bonds, National Business	7/18 at 102.00	N/R	381,611
	Park – North Project, Series 2010, 6.100%, 7/01/40
300	Baltimore, Maryland, Special Obligation Bonds, North Locust Point Project, Series 2005, 5.500%, 9/01/34	9/15 at 101.00	N/R	281,481
340	Frederick County, Maryland, Lake Linganore Village Community Development Special Obligation Bonds, Series 2001A, 5.700%, 7/01/29 – RAAI Insured	7/12 at 100.00	N/R	327,916
	Fredrick County, Maryland, Special Obligation Bonds, Urbana Community Development Authority, Series 2010A:
2,300	5.000%, 7/01/30	7/20 at 100.00	A–	2,376,935
1,000	5.000%, 7/01/40	7/20 at 100.00	A–	1,019,180
900	Hyattsville, Maryland, Special Obligation Bonds, University Town Center Project, Series 2004, 5.750%, 7/01/34	7/14 at 102.00	N/R	840,726
4,250	Maryland Department of Transportation, Consolidated Transportation Revenue Bonds, Series 2002, 5.500%, 2/01/16	No Opt. Call	AAA	5,015,680
1,700	Maryland Stadium Authority, Lease Revenue Bonds, Montgomery County Conference Center Facilities, Series 2003, 5.000%, 6/15/24	6/13 at 100.00	AA+	1,794,486
675	Montgomery County, Maryland, Special Obligation Bonds, West Germantown Development District, Senior Series 2002A, 5.500%, 7/01/27 – RAAI Insured	7/12 at 101.00	A2	682,445
400	Prince George’s County, Maryland, Special Obligation Bonds, National Harbor Project, Series 2005, 5.200%, 7/01/34	7/15 at 100.00	N/R	367,620
	Puerto Rico Highway and Transportation Authority, Highway Revenue Bonds, Series 2007N:
1,000	5.500%, 7/01/29 – AMBAC Insured	No Opt. Call	Baa1	1,062,220
2,500	5.250%, 7/01/31 – AMBAC Insured	No Opt. Call	Baa1	2,522,800
1,000	5.250%, 7/01/33 – NPFG Insured	No Opt. Call	Baa1	999,310

26	Nuveen Investments

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Tax Obligation/Limited (continued)
$2,100	Puerto Rico Municipal Finance Agency, Series 2002A, 5.250%, 8/01/21 – AGM Insured	8/12 at 100.00	AA–	$2,117,283
	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, First Subordinate Series 2010A:
1,425	5.375%, 8/01/39	2/20 at 100.00	A+	1,469,531
200	5.500%, 8/01/42	2/20 at 100.00	A+	208,736
3,000	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, Series 2007A, 0.000%, 8/01/41 – NPFG Insured	No Opt. Call	Aa2	467,460
270	Puerto Rico, Highway Revenue Bonds, Highway and Transportation Authority, Series 2003AA, 5.500%, 7/01/19 – NPFG Insured	No Opt. Call	A3	297,583
1,000	Virgin Islands Public Finance Authority, Matching Fund Loan Notes Revenue Bonds, Subordinate Lien Series 2010B, 5.250%, 10/01/29	10/20 at 100.00	Baa2	1,004,490
24,740	Total Tax Obligation/Limited			23,237,493
	Transportation – 4.1% (2.8% of Total Investments)
1,060	Baltimore, Maryland, Revenue Refunding Bonds, Parking System Facilities, Series 1998A, 5.250%, 7/01/17 – FGIC Insured	No Opt. Call	A1	1,185,271
265	Guam International Airport Authority, Revenue Bonds, Series 2003A, 5.250%, 10/01/21 – NPFG Insured	10/13 at 100.00	Baa1	270,708
4,335	Maryland Transportation Authority, Revenue Bonds, Transportation Facilities Projects, Series 2007, 5.000%, 7/01/30 – AGM Insured (UB)	7/17 at 100.00	AA–	4,633,855
2,075	Puerto Rico Ports Authority, Special Facilities Revenue Bonds, American Airlines Inc., Series 1996A, 6.250%, 6/01/26 (Alternative Minimum Tax) (4)	6/12 at 100.00	D	394,769
7,735	Total Transportation			6,484,603
	U.S. Guaranteed – 27.0% (18.0% of Total Investments) (5)
2,000	Baltimore, Maryland, Revenue Refunding Bonds, Water Projects, Series 1998A, 5.000%, 7/01/28 – FGIC Insured (ETM)	No Opt. Call	AA (5)	2,361,120
2,000	Baltimore, Maryland, Revenue Refunding Bonds, Water System Projects, Series 1994A, 5.000%, 7/01/24 – FGIC Insured (ETM)	No Opt. Call	AA (5)	2,461,580
1,245	Baltimore, Maryland, Wastewater Project Revenue Bonds, Series 2006C, 5.000%, 7/01/31 (Pre-refunded 7/01/16) – AMBAC Insured	7/16 at 100.00	AA (5)	1,458,816
510	Gaithersburg, Maryland, Hospital Facilities Revenue Refunding and Improvement Bonds, Shady Grove Adventist Hospital, Series 1995, 6.500%, 9/01/12 – AGM Insured (ETM)	No Opt. Call	AA– (5)	532,884
	Howard County, Maryland, General Obligation Consolidated Public Improvement Bonds, Series 2004B:
1,625	5.000%, 8/15/17 (Pre-refunded 2/15/14)	2/14 at 100.00	AAA	1,785,761
1,180	5.000%, 8/15/19 (Pre-refunded 2/15/14)	2/14 at 100.00	AAA	1,296,737
1,875	Maryland Economic Development Corporation, Lease Revenue Bonds, Department of Transportation Headquarters Building, Series 2002, 5.375%, 6/01/19 (Pre-refunded 6/01/12)	6/12 at 100.50	Aaa	1,932,394
915	Maryland Economic Development Corporation, Student Housing Revenue Bonds, Collegiate Housing Foundation – Salisbury State University, Series 1999A, 6.000%, 6/01/19 (Pre-refunded 6/01/11)	6/11 at 100.00	Baa3 (5)	915,000
3,200	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Helix Health, Series 1997, 5.000%, 7/01/27 – AMBAC Insured (ETM)	No Opt. Call	N/R (5)	3,839,104
3,125	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Howard County General Hospital, Series 1993, 5.500%, 7/01/25 (ETM)	2/12 at 100.00	Aaa	3,286,563
2,040	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, LifeBridge Health System, Series 2004A, 5.125%, 7/01/34 (Pre-refunded 7/01/14)	7/14 at 100.00	A2 (5)	2,266,766
1,500	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, University of Maryland Medical System, Series 2002, 6.000%, 7/01/22 (Pre-refunded 7/01/12)	7/12 at 100.00	A (5)	1,550,610
135	Maryland Transportation Authority, Revenue Refunding Bonds, Transportation Facilities Projects, First Series 1978, 6.800%, 7/01/16 (ETM)	No Opt. Call	AAA	155,628
1,000	Montgomery County, Maryland, Lease Revenue Bonds, Metrorail Garage, Series 2002, 5.000%, 6/01/21 (Pre-refunded 6/01/12)	6/12 at 100.00	AA (5)	1,024,110
2,000	Prince George’s County, Maryland, General Obligation Consolidated Public Improvement Bonds, Series 2002, 4.100%, 9/15/19 (Pre-refunded 9/15/12)	9/12 at 101.00	AAA	2,081,100
5,770	Prince George’s County, Maryland, General Obligation Consolidated Public Improvement Bonds, Series 2003A, 5.000%, 10/01/18 (Pre-refunded 10/01/13)	10/13 at 100.00	AAA	6,255,603

Nuveen Investments	27

Nuveen Maryland Premium Income Municipal Fund (continued)
NMY	Portfolio of Investments
November 30, 2011 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	U.S. Guaranteed (5) (continued)
$1,000	Puerto Rico, Highway Revenue Bonds, Highway and Transportation Authority, Series 1996Y, 5.500%, 7/01/36 (Pre-refunded 7/01/16)	7/16 at 100.00	Aaa	$1,203,960
1,230	Puerto Rico, Highway Revenue Bonds, Highway and Transportation Authority, Series 2003AA, 5.500%, 7/01/19 – NPFG Insured (ETM)	No Opt. Call	A3 (5)	1,557,328
	Washington Suburban Sanitary District, Montgomery and Prince George’s Counties, Maryland, Sewerage Disposal Bonds, Series 2005:
2,000	5.000%, 6/01/16 (Pre-refunded 6/01/15)	6/15 at 100.00	AAA	2,285,480
1,235	5.000%, 6/01/23 (Pre-refunded 6/01/15)	6/15 at 100.00	AAA	1,411,284
1,235	5.000%, 6/01/24 (Pre-refunded 6/01/15)	6/15 at 100.00	AAA	1,411,284
1,235	5.000%, 6/01/25 (Pre-refunded 6/01/15)	6/15 at 100.00	AAA	1,411,284
38,055	Total U.S. Guaranteed			42,484,396
	Utilities – 3.9% (2.6% of Total Investments)
2,500	Maryland Energy Financing Administration, Revenue Bonds, AES Warrior Run Project, Series 1995, 7.400%, 9/01/19 (Alternative Minimum Tax)	3/12 at 100.00	N/R	2,515,500
3,500	Puerto Rico Electric Power Authority, Power Revenue Bonds, Series 2004PP, 5.000%, 7/01/22 – FGIC Insured	7/14 at 100.00	A3	3,590,685
6,000	Total Utilities			6,106,185
	Water and Sewer – 4.7% (3.1% of Total Investments)
1,045	Baltimore, Maryland, Revenue Refunding Bonds, Water System Projects, Series 1994A, 5.000%, 7/01/24 – FGIC Insured	No Opt. Call	AA	1,212,106
1,655	Baltimore, Maryland, Wastewater Project Revenue Bonds, Series 2006C, 5.000%, 7/01/31 – AMBAC Insured	7/16 at 100.00	AA	1,729,657
1,260	Baltimore, Maryland, Wastewater Project Revenue Bonds, Series 2007D, 5.000%, 7/01/32 – AMBAC Insured	7/17 at 100.00	AA	1,328,607
2,000	Baltimore, Maryland, Wastewater Project Revenue Bonds, Series 2011A, 5.000%, 7/01/41	No Opt. Call	AA	2,148,819
860	Maryland Water Quality Financing Administration, Revolving Loan Fund Revenue Bonds, Series 2005A, 5.000%, 9/01/15	No Opt. Call	AAA	991,467
6,820	Total Water and Sewer			7,410,656
$304,935	Total Investments (cost $227,326,988) – 150.0%			235,755,196
	Floating Rate Obligations – (6.3)%			(9,962,000)
	MuniFund Term Preferred Shares, at Liquidation Value – (47.5)% (6)			(74,593,000)
	Other Assets Less Liabilities – 3.8%			5,957,705
	Net Assets Applicable to Common Shares – 100%			$157,157,901

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.
(2)
Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.

(3)
Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(4)
At or subsequent to the end of the reporting period, this security is non-income producing. Non-income producing security, in the case of a bond, generally denotes that the issuer has (1) defaulted on the payment of principal or interest, (2) is under the protection of the Federal Bankruptcy Court or (3) the Fund’s Adviser has concluded that the issue is not likely to meet its future interest payment obligations and has directed the Fund’s custodian to cease accruing additional income on the Fund’s records.

(5)
Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest. Certain bonds backed by U.S. Government or agency securities are regarded as having an implied rating equal to the rating of such securities.

(6)	MuniFund Term Preferred Shares, at Liquidation Value as a percentage of Total Investments is 31.6%.
N/R	Not rated.
(ETM)	Escrowed to maturity.
(IF)	Inverse floating rate investment.
(UB)
Underlying bond of an inverse floating rate trust reflected as a financing transaction. See Notes to Financial Statements, Footnote 1 – General Information and Significant Accounting Policies, Inverse Floating Rate Securities for more information.

See accompanying notes to financial statements.

28	Nuveen Investments

Nuveen Maryland Dividend Advantage Municipal Fund
NFM	Portfolio of Investments
November 30, 2011 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Consumer Discretionary – 5.1% (3.5% of Total Investments)
	Baltimore, Maryland, Senior Lien Convention Center Hotel Revenue Bonds, Series 2006A:
$540	5.000%, 9/01/16 – SYNCORA GTY Insured	No Opt. Call	BB+	$547,020
2,160	5.250%, 9/01/39 – SYNCORA GTY Insured	9/16 at 100.00	BB+	1,879,373
310	Baltimore, Maryland, Subordinate Lien Convention Center Hotel Revenue Bonds, Series 2006B, 5.875%, 9/01/39	9/16 at 100.00	Ba2	287,640
650	Maryland Economic Development Corporation, Revenue Bonds, Chesapeake Bay Hyatt Conference Center, Series 2006A, 5.000%, 12/01/31	12/16 at 100.00	N/R	404,638
3,660	Total Consumer Discretionary			3,118,671
	Consumer Staples – 6.6% (4.5% of Total Investments)
	Guam Economic Development & Commerce Authority, Tobacco Settlement Asset-Backed Bonds, Series 2007A:
990	5.250%, 6/01/32	6/17 at 100.00	N/R	906,890
965	5.625%, 6/01/47	6/17 at 100.00	N/R	790,325
10,000	Puerto Rico, The Children’s Trust Fund, Tobacco Settlement Asset-Backed Bonds, Series 2005A, 0.000%, 5/15/50	5/15 at 11.19	BBB–	461,300
1,960	Puerto Rico, The Children’s Trust Fund, Tobacco Settlement Asset-Backed Refunding Bonds, Series 2002, 5.375%, 5/15/33	5/12 at 100.00	BBB	1,834,482
13,915	Total Consumer Staples			3,992,997
	Education and Civic Organizations – 13.0% (8.9% of Total Investments)
645	Hartford County, Maryland, Economic Development Revenue Bonds, Battelle Memorial Institute, Series 2004, 5.250%, 4/01/34	4/14 at 100.00	A+	652,366
125	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Patterson Park Public Charter School Issue, Series 2010, 6.000%, 7/01/40	7/20 at 100.00	BBB–	120,210
1,500	Maryland Health and Higher Educational Facilities Authority, Educational Facilities Leasehold Mortgage Revenue Bonds, McLean School, Series 2001, 6.000%, 7/01/31	7/31 at 100.00	BBB–	1,500,075
500	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Goucher College, Series 2004, 5.125%, 7/01/34	7/14 at 100.00	A–	506,130
585	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Johns Hopkins University, Series 2004, Trust 1003, 13.647%, 1/01/13 (IF)	No Opt. Call	AA+	637,410
565	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Maryland Institute College of Art, Series 2007, 5.000%, 6/01/36	6/17 at 100.00	Baa1	540,400
475	Maryland Industrial Development Financing Authority, Revenue Bonds, Our Lady of Good Counsel High School, Series 2005A, 6.000%, 5/01/35	5/15 at 100.00	N/R	477,442
615	Montgomery County Revenue Authority, Maryland, Lease Revenue Bonds, Montgomery College Arts Center Project, Series 2005A, 5.000%, 5/01/20	5/15 at 100.00	Aa3	662,330
	Puerto Rico Industrial, Tourist, Educational, Medical and Environmental Control Facilities Financing Authority, Higher Education Revenue Bonds, Ana G. Mendez University System, Series 1999:
195	5.375%, 2/01/19	2/12 at 100.00	BBB–	195,066
410	5.375%, 2/01/29	2/12 at 100.00	BBB–	383,986
265	University of Puerto Rico, University System Revenue Bonds, Series 2006P, 5.000%, 6/01/23	6/16 at 100.00	Baa2	267,904
1,145	University of Puerto Rico, University System Revenue Bonds, Series 2006Q, 5.000%, 6/01/19	6/16 at 100.00	Baa2	1,183,552
900	Westminster, Maryland, Educational Facilities Revenue Bonds, McDaniel College, Series 2006, 4.500%, 11/01/36	11/16 at 100.00	BBB+	779,211
7,925	Total Education and Civic Organizations			7,906,082

Nuveen Investments	29

Nuveen Maryland Dividend Advantage Municipal Fund (continued)
NFM	Portfolio of Investments
November 30, 2011 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Health Care – 31.9% (21.8% of Total Investments)
$1,325	Maryland Health and Higher Education Facilities Authority, Revenue Bonds, University of Maryland Medical System Issue, Series 2006A, 5.000%, 7/01/36	7/16 at 100.00	A	$1,328,975
225	Maryland Health and Higher Education Facilities Authority, Revenue Bonds, University of Maryland Medical System Issue, Series 2010, 5.125%, 7/01/39	7/19 at 100.00	A	230,672
330	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Anne Arundel Health System, Series 2010, 5.000%, 7/01/40	7/19 at 100.00	A–	332,574
1,000	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Anne Arundel Medical Center, Series 1998, 5.125%, 7/01/28 – AGM Insured	1/12 at 100.00	AA–	1,000,550
1,000	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Calvert Memorial Hospital, Series 1998, 5.000%, 7/01/28	1/12 at 100.00	A3	1,000,040
1,000	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Carroll County General Hospital, Series 2002, 6.000%, 7/01/26	7/12 at 100.00	A3	1,007,580
400	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Carroll Hospital Center, Series 2006, 5.000%, 7/01/40	7/16 at 100.00	A3	384,976
775	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Civista Medical Center, Series 2005, 5.000%, 7/01/37 – RAAI Insured	7/14 at 100.00	N/R	614,738
710	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Doctors Community Hospital, Series 2007A, 5.000%, 7/01/29	7/17 at 100.00	Baa3	614,029
500	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Frederick Memorial Hospital, Series 2002, 5.125%, 7/01/35	7/12 at 100.00	Baa1	470,650
520	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Greater Baltimore Medical Center, Series 2001, 5.000%, 7/01/34	1/12 at 100.00	A	519,958
2,225	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Kaiser Permanente System, Series 1998A, 5.375%, 7/01/15	1/12 at 100.00	A+	2,231,052
1,000	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Kennedy Krieger Institute, Series 2003, 5.500%, 7/01/33	7/13 at 100.00	Baa3	994,320
485	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, LifeBridge Health System, Series 2008, 5.000%, 7/01/28 – AGC Insured	7/17 at 100.00	AA–	500,103
700	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, MedStar Health, Series 2004, 5.375%, 8/15/24	8/14 at 100.00	A2	729,876
1,360	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, MedStar Health, Series 2007, 5.250%, 5/15/46 – BHAC Insured	5/16 at 100.00	AA+	1,388,315
1,000	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Mercy Medical Center Issue, Series 2001, 5.625%, 7/01/31	1/12 at 100.00	BBB	999,930
	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Mercy Medical Center Issue, Series 2007A:
415	5.000%, 7/01/37	7/17 at 100.00	BBB	370,740
270	5.500%, 7/01/42	7/17 at 100.00	BBB	255,317
700	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Peninsula Regional Medical Center, Series 2006, 5.000%, 7/01/36	7/16 at 100.00	A	700,966
750	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, The Johns Hopkins Health System Obligated Group Issue, Series 2010, 5.000%, 5/15/40	5/20 at 100.00	AA–	774,263
1,000	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Union Hospital of Cecil County, Series 2005, 5.000%, 7/01/35	7/15 at 100.00	A3	1,002,070
	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Washington County Hospital, Series 2008:
980	5.750%, 1/01/38	1/18 at 100.00	BBB–	983,185
350	6.000%, 1/01/43	1/18 at 100.00	BBB–	354,330
700	Prince George’s County, Maryland, Revenue Bonds, Dimensions Health Corporation, Series 1994, 5.300%, 7/01/24	1/12 at 100.00	B3	528,843
19,720	Total Health Care			19,318,052
30	Nuveen Investments

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Housing/Multifamily – 9.4% (6.4% of Total Investments)
$1,000	Maryland Community Development Administration, Multifamily Housing Revenue Bonds, Princess Anne Apartments, Series 2001D, 5.450%, 12/15/33 (Alternative Minimum Tax)	12/11 at 100.00	Aaa	$1,000,350
	Maryland Economic Development Corporation, Senior Lien Student Housing Revenue Bonds, University of Maryland – Baltimore, Series 2003A:
50	5.000%, 10/01/15	10/13 at 100.00	B3	44,068
210	5.625%, 10/01/23	10/13 at 100.00	B3	156,017
1,800	Maryland Economic Development Corporation, Student Housing Revenue Bonds, Sheppard Pratt University Village, Series 2001, 6.000%, 7/01/33 – ACA Insured	7/12 at 100.50	N/R	1,590,048
475	Maryland Economic Development Corporation, Student Housing Revenue Refunding Bonds, University of Maryland College Park Projects, Series 2006, 5.000%, 6/01/33 – CIFG Insured	6/16 at 100.00	AA–	471,599
750	Montgomery County Housing Opportunities Commission, Maryland, FNMA/FHA-Insured Multifamily Housing Development Bonds, Series 1998A, 5.250%, 7/01/29 (Alternative Minimum Tax)	1/12 at 100.00	Aaa	750,165
1,665	Montgomery County Housing Opportunities Commission, Maryland, Multifamily Housing Development Bonds, Series 2000B, 6.200%, 7/01/30 (Alternative Minimum Tax)	1/12 at 100.00	Aaa	1,666,632
5,950	Total Housing/Multifamily			5,678,879
	Housing/Single Family – 10.0% (6.8% of Total Investments)
985	Maryland Community Development Administration Department of Housing and Community Development, Residential Revenue Bonds, Series 2008C, 5.375%, 9/01/39	9/18 at 100.00	Aa2	1,019,554
375	Maryland Community Development Administration Department of Housing and Community Development, Residential Revenue Bonds, Series 2010B, 5.250%, 9/01/35	3/20 at 100.00	Aa2	392,340
970	Maryland Community Development Administration, Residential Revenue Bonds, Series 2005 4.900%, 9/01/36 (Alternative Minimum Tax) (UB)	9/14 at 100.00	AA	964,694
	Maryland Community Development Administration, Department of Housing and Community Development, Residential Revenue Bonds, Series 2006:
600	4.750%, 9/01/25 (Alternative Minimum Tax) (UB)	9/15 at 100.00	AA	602,514
1,200	4.875%, 9/01/26 (Alternative Minimum Tax) (UB)	3/16 at 100.00	AA	1,210,920
300	4.900%, 9/01/26 (Alternative Minimum Tax) (UB)	9/15 at 100.00	AA	302,514
815	4.900%, 9/01/31 (Alternative Minimum Tax) (UB)	9/16 at 100.00	AA	819,914
	Maryland Community Development Administration, Department of Housing and Community Development, Residential Revenue Bonds, Series 2007:
250	5.000%, 9/01/27 (Alternative Minimum Tax) (UB)	3/17 at 100.00	AA	253,148
500	4.850%, 9/01/37 (Alternative Minimum Tax) (UB)	3/17 at 100.00	AA	490,946
5,995	Total Housing/Single Family			6,056,544
	Industrials – 3.7% (2.5% of Total Investments)
810	Maryland Economic Development Corporation, Economic Development Revenue Bonds, Transportation Facilities Project, Series 2010A, 5.750%, 6/01/35	6/20 at 100.00	Baa3	813,240
410	Maryland Economic Development Corporation, Solid Waste Disposal Revenue Bonds, Waste Management Inc., Series 2002, 4.600%, 4/01/16 (Alternative Minimum Tax)	4/12 at 101.00	BBB	417,774
1,000	Northeast Maryland Waste Disposal Authority, Baltimore, Resource Recovery Revenue Bonds, RESCO Retrofit Project, Series 1998, 4.750%, 1/01/12 (Alternative Minimum Tax)	No Opt. Call	BBB	1,002,740
2,220	Total Industrials			2,233,754

Nuveen Investments	31

Nuveen Maryland Dividend Advantage Municipal Fund (continued)
NFM	Portfolio of Investments
November 30, 2011 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Long-Term Care – 6.7% (4.6% of Total Investments)
$850	Baltimore County, Maryland, Revenue Bonds, Oak Crest Village, Series 2007A, 5.000%, 1/01/37	1/17 at 100.00	BBB+	$799,646
295	Gaithersburg, Maryland, Economic Development Revenue Bonds, Asbury Methodist Homes Inc., Series 2009B, 6.000%, 1/01/23	1/20 at 100.00	N/R	309,411
1,585	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Charlestown Community Issue, Series 2010, 6.125%, 1/01/30	1/21 at 100.00	N/R	1,682,351
300	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Edenwald, Series 2006A, 5.400%, 1/01/31	7/16 at 100.00	N/R	278,406
720	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, King Farm Presbyterian Community, Series 2007A, 5.250%, 1/01/27	1/17 at 100.00	N/R	607,262
440	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Mercy Ridge Retirement Community, Series 2007, 4.750%, 7/01/34	7/17 at 100.00	A–	409,152
4,190	Total Long-Term Care			4,086,228
	Tax Obligation/General – 12.2% (8.3% of Total Investments)
565	Anne Arundel County, Maryland, General Obligation Bonds, Series 2006, 5.000%, 3/01/21	3/16 at 100.00	AAA	631,286
1,000	Baltimore County, Maryland, General Obligation Bonds, Consolidated Public Improvement Series 2009, 3.000%, 8/01/12	No Opt. Call	AAA	1,018,970
1,000	Baltimore, Maryland, General Obligation Bonds, Consolidated Public Improvements, Series 2011A, 5.000%, 10/15/29	10/21 at 100.00	Aa2	1,102,760
300	Carroll County, Maryland, Consolidated Public Improvement Bonds, Series 2005A, 5.000%, 12/01/16	12/15 at 100.00	AA+	346,842
600	Frederick, Maryland, General Obligation Bonds, Series 2005, 5.000%, 8/01/16 – NPFG Insured	8/15 at 100.00	AA	684,756
1,000	Maryland National Capital Park Planning Commission, Prince George’s County, General Obligation Bonds, Park Acquisition and Development, Series 2004EE-2, 5.000%, 1/15/17	1/14 at 100.00	AAA	1,085,480
750	Maryland, General Obligation Bonds, State and Local Facilities Loan, First Series 2009B, 3.000%, 3/01/12	No Opt. Call	AAA	755,363
1,360	Montgomery County, Maryland, Consolidated General Obligation Public Improvement Bonds, Series 2006A, 5.000%, 5/01/16	No Opt. Call	AAA	1,596,205
155	Montgomery County, Maryland, Consolidated General Obligation Public Improvement Bonds, Series 2007A, 5.000%, 5/01/12	No Opt. Call	AAA	158,129
6,730	Total Tax Obligation/General			7,379,791
	Tax Obligation/Limited – 24.1% (16.4% of Total Investments)
150	Anne Arundel County, Maryland, Special Obligation Bonds, National Business	7/18 at 102.00	N/R	150,636
	Park – North Project, Series 2010, 6.100%, 7/01/40
145	Anne Arundel County, Maryland, Tax Increment Financing Revenue Bonds, Parole Town Center Project, Series 2002, 5.000%, 7/01/12	No Opt. Call	N/R	146,576
120	Baltimore, Maryland, Revenue Refunding Bonds, Convention Center, Series 1998, 5.000%, 9/01/19 – NPFG Insured	3/12 at 100.00	Baa1	120,353
	Fredrick County, Maryland, Special Obligation Bonds, Urbana Community Development Authority, Series 2010A:
850	5.000%, 7/01/30	7/20 at 100.00	A–	878,433
1,000	5.000%, 7/01/40	7/20 at 100.00	A–	1,019,180
350	Hyattsville, Maryland, Special Obligation Bonds, University Town Center Project, Series 2004, 5.750%, 7/01/34	7/14 at 102.00	N/R	326,949
1,500	Maryland Department of Transportation, Consolidated Transportation Revenue Bonds, Series 2002, 5.500%, 2/01/16	No Opt. Call	AAA	1,770,240
1,000	Maryland Department of Transportation, Consolidated Transportation Revenue Bonds, Series 2004, 5.000%, 5/01/13	No Opt. Call	AAA	1,066,450
370	Maryland Economic Development Corporation, Lease Revenue Bonds, Montgomery County Town Square Parking Garage, Series 2002A, 5.000%, 9/15/13	9/12 at 100.00	AA+	383,372
740	Prince George’s County, Maryland, Lease Revenue Bonds, Upper Marlboro Justice Center, Series 2003A, 5.000%, 6/30/14 – NPFG Insured	6/13 at 100.00	AA+	788,255
895	Prince George’s County, Maryland, Special Obligation Bonds, National Harbor Project, Series 2005, 5.200%, 7/01/34	7/15 at 100.00	N/R	822,550

32	Nuveen Investments

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Tax Obligation/Limited (continued)
$424	Prince George’s County, Maryland, Special Tax District Bonds, Victoria Falls Project, Series 2005, 5.250%, 7/01/35	7/13 at 100.00	N/R	$378,730
1,000	Puerto Rico Highway and Transportation Authority, Highway Revenue Bonds, Series 2007N, 5.250%, 7/01/31 – AMBAC Insured	No Opt. Call	Baa1	1,009,120
4,310	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, First Subordinate Series 2010C, 5.250%, 8/01/41	8/20 at 100.00	A+	4,401,458
125	Puerto Rico, Highway Revenue Bonds, Highway and Transportation Authority, Series 2003AA, 5.500%, 7/01/19 – NPFG Insured	No Opt. Call	A3	137,770
1,180	Virgin Islands Public Finance Authority, Gross Receipts Taxes Loan Note, Series 1999A, 6.375%, 10/01/19	4/12 at 100.00	BBB+	1,182,490
14,159	Total Tax Obligation/Limited			14,582,562
	Transportation – 5.6% (3.8% of Total Investments)
725	Guam International Airport Authority, Revenue Bonds, Series 2003B, 5.250%, 10/01/19 – NPFG Insured	10/13 at 100.00	Baa1	745,445
650	Maryland Health and Higher Educational Facilities Authority, Parking Facilities Revenue Bonds, Johns Hopkins Hospital, Series 2001, 5.000%, 7/01/27 – AMBAC Insured	1/12 at 100.00	N/R	650,104
1,785	Maryland Transportation Authority, Revenue Bonds, Transportation Facilities Projects, Series 2007, 5.000%, 7/01/30 – AGM Insured (UB)	7/17 at 100.00	AA–	1,908,058
	Port Authority of New York and New Jersey, Special Project Bonds, JFK International Air Terminal LLC, Sixth Series 1997:
20	5.750%, 12/01/22 – NPFG Insured (Alternative Minimum Tax)	6/12 at 100.00	Baa1	19,851
70	5.750%, 12/01/25 – NPFG Insured (Alternative Minimum Tax)	6/12 at 100.00	Baa1	68,326
3,250	Total Transportation			3,391,784
	U.S. Guaranteed – 11.4% (7.8% of Total Investments) (4)
1,015	Baltimore, Maryland, Revenue Refunding Bonds, Water Projects, Series 1998A, 5.000%, 7/01/28 – FGIC Insured (ETM)	No Opt. Call	AA (4)	1,198,268
1,405	Maryland Economic Development Corporation, Lease Revenue Bonds, Department of Transportation Headquarters Building, Series 2002, 5.375%, 6/01/19 (Pre-refunded 6/01/12)	6/12 at 100.50	Aaa	1,448,007
585	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, LifeBridge Health System, Series 2004A, 5.125%, 7/01/34 (Pre-refunded 7/01/14)	7/14 at 100.00	A2 (4)	650,029
485	Maryland Transportation Authority, Revenue Refunding Bonds, Transportation Facilities Projects, First Series 1978, 6.800%, 7/01/16 (ETM)	No Opt. Call	AAA	559,108
1,495	Puerto Rico Public Finance Corporation, Commonwealth Appropriation Bonds, Series 2002E, 5.500%, 8/01/29 (Pre-refunded 2/01/12)	2/12 at 100.00	Aaa	1,508,470
575	Puerto Rico, Highway Revenue Bonds, Highway and Transportation Authority, Series 2003AA, 5.500%, 7/01/19 – NPFG Insured (ETM)	No Opt. Call	A3 (4)	728,019
700	Washington Suburban Sanitary District, Montgomery and Prince George’s Counties, Maryland, Sewerage Disposal Bonds, Series 2005, 5.000%, 6/01/16 (Pre-refunded 6/01/15)	6/15 at 100.00	AAA	799,918
6,260	Total U.S. Guaranteed			6,891,819
	Utilities – 4.7% (3.2% of Total Investments)
1,000	Maryland Energy Financing Administration, Revenue Bonds, AES Warrior Run Project, Series 1995, 7.400%, 9/01/19 (Alternative Minimum Tax)	3/12 at 100.00	N/R	1,006,200
785	Puerto Rico Electric Power Authority, Power Revenue Bonds, Series 2005RR, 5.000%, 7/01/22 – FGIC Insured	7/15 at 100.00	A3	824,203
1,040	Puerto Rico Electric Power Authority, Power Revenue Bonds, Series 2010XX, 5.250%, 7/01/40	7/20 at 100.00	A3	1,043,868
2,825	Total Utilities			2,874,271

Nuveen Investments	33

Nuveen Maryland Dividend Advantage Municipal Fund (continued)
NFM	Portfolio of Investments
November 30, 2011 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Water and Sewer – 2.1% (1.5% of Total Investments)
$285	Baltimore, Maryland, Wastewater Project Revenue Bonds, Series 2006C, 5.000%, 7/01/31 – AMBAC Insured	7/16 at 100.00	AA	$297,855
540	Baltimore, Maryland, Wastewater Project Revenue Bonds, Series 2007D, 5.000%, 7/01/32 – AMBAC Insured	7/17 at 100.00	AA	569,402
355	Maryland Water Quality Financing Administration, Revolving Loan Fund Revenue Bonds, Series 2005A, 5.000%, 9/01/15	No Opt. Call	AAA	409,268
1,180	Total Water and Sewer			1,276,525
$97,979	Total Investments (cost $87,434,361) – 146.5%			88,787,959
	Floating Rate Obligations – (6.6)%			(3,973,000)
	MuniFund Term Preferred Shares, at Liquidation Value – (43.7)% (5)			(26,485,000)
	Other Assets Less Liabilities – 3.8%			2,269,604
	Net Assets Applicable to Common Shares – 100%			$60,599,563

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.
(2)
Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.

(3)
Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(4)
Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest. Certain bonds backed by U.S. Government or agency securities are regarded as having an implied rating equal to the rating of such securities.

(5)	MuniFund Term Preferred Shares, at Liquidation Value as a percentage of Total Investments is 29.8%.
N/R	Not rated.
(ETM)	Escrowed to maturity.
(IF)	Inverse floating rate investment.
(UB)
Underlying bond of an inverse floating rate trust reflected as a financing transaction. See Notes to Financial Statements, Footnote 1 – General Information and Significant Accounting Policies, Inverse Floating Rate Securities for more information.

See accompanying notes to financial statements.

34	Nuveen Investments

Nuveen Maryland Dividend Advantage Municipal Fund 2
NZR	Portfolio of Investments
November 30, 2011 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Consumer Discretionary – 4.5% (3.1% of Total Investments)
$2,320	Baltimore, Maryland, Senior Lien Convention Center Hotel Revenue Bonds, Series 2006A, 5.250%, 9/01/39 – SYNCORA GTY Insured	9/16 at 100.00	BB+	$2,018,586
310	Baltimore, Maryland, Subordinate Lien Convention Center Hotel Revenue Bonds, Series 2006B, 5.875%, 9/01/39	9/16 at 100.00	Ba2	287,640
650	Maryland Economic Development Corporation, Revenue Bonds, Chesapeake Bay Hyatt Conference Center, Series 2006A, 5.000%, 12/01/31	12/16 at 100.00	N/R	404,638
3,280	Total Consumer Discretionary			2,710,864
	Consumer Staples – 9.3% (6.4% of Total Investments)
	Guam Economic Development & Commerce Authority, Tobacco Settlement Asset-Backed Bonds, Series 2007A:
1,045	5.250%, 6/01/32	6/17 at 100.00	N/R	957,272
500	5.625%, 6/01/47	6/17 at 100.00	N/R	409,495
40,000	Puerto Rico, The Children’s Trust Fund, Tobacco Settlement Asset-Backed Bonds, Series 2005A, 0.000%, 5/15/50	5/15 at 11.19	BBB–	1,845,200
	Puerto Rico, The Children’s Trust Fund, Tobacco Settlement Asset-Backed Refunding Bonds, Series 2002:
990	5.375%, 5/15/33	5/12 at 100.00	BBB	926,600
1,000	5.500%, 5/15/39	5/12 at 100.00	BBB	830,160
800	Tobacco Settlement Financing Corporation, Virgin Islands, Tobacco Settlement Asset-Backed Bonds, Series 2001, 5.000%, 5/15/31	5/12 at 100.00	A3	683,072
44,335	Total Consumer Staples			5,651,799
	Education and Civic Organizations – 14.1% (9.7% of Total Investments)
1,100	Anne Arundel County, Maryland, Economic Development Revenue Bonds, Community College Project, Series 2002, 5.125%, 9/01/22	9/12 at 102.00	A2	1,133,495
500	Frederick County, Maryland, Educational Facilities Revenue Bonds, Mount Saint Mary’s College, Series 2006, 5.625%, 9/01/38	9/16 at 100.00	BB+	452,395
645	Hartford County, Maryland, Economic Development Revenue Bonds, Battelle Memorial Institute, Series 2004, 5.250%, 4/01/34	4/14 at 100.00	A+	652,366
125	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Patterson Park Public Charter School Issue, Series 2010, 6.000%, 7/01/40	7/20 at 100.00	BBB–	120,210
250	Maryland Health and Higher Educational Facilities Authority, Educational Facilities Leasehold Mortgage Revenue Bonds, McLean School, Series 2001, 6.000%, 7/01/31	2/12 at 100.00	BBB–	250,013
415	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Bullis School, Series 2000, 5.250%, 7/01/30 – AGM Insured	1/12 at 100.50	AA–	419,411
500	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Goucher College, Series 2004, 5.125%, 7/01/34	7/14 at 100.00	A–	506,130
585	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Johns Hopkins University, Series 2004, Trust 1003, 13.647%, 7/01/33 (IF)	7/14 at 100.00	AA+	637,410
750	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Maryland Institute College of Art, Series 2006, 5.000%, 6/01/30	6/16 at 100.00	Baa1	740,198
565	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Maryland Institute College of Art, Series 2007, 5.000%, 6/01/36	6/17 at 100.00	Baa1	540,400
500	Maryland Industrial Development Financing Authority, Revenue Bonds, Our Lady of Good Counsel High School, Series 2005A, 6.000%, 5/01/35	5/15 at 100.00	N/R	502,570
590	Montgomery County Revenue Authority, Maryland, Lease Revenue Bonds, Montgomery College Arts Center Project, Series 2005A, 5.000%, 5/01/18	5/15 at 100.00	Aa3	645,525
500	Morgan State University, Maryland, Student Tuition and Fee Revenue Bonds, Academic Fees and Auxiliary Facilities, Series 2001, 4.900%, 7/01/21 – FGIC Insured	7/12 at 100.00	Aa3	505,655

Nuveen Investments	35

Nuveen Maryland Dividend Advantage Municipal Fund 2 (continued)
NZR	Portfolio of Investments
November 30, 2011 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Education and Civic Organizations (continued)
$500	Morgan State University, Maryland, Student Tuition and Fee Revenue Bonds, Academic Fees and Auxiliary Facilities, Series 2003A, 5.000%, 7/01/20 – FGIC Insured	7/13 at 100.00	Aa3	$525,825
650	University of Maryland, Auxiliary Facility and Tuition Revenue Bonds, Series 2006A, 5.000%, 10/01/22	10/16 at 100.00	AA+	725,075
200	Westminster, Maryland, Educational Facilities Revenue Bonds, McDaniel College, Series 2006, 5.000%, 11/01/31	11/16 at 100.00	BBB+	196,894
8,375	Total Education and Civic Organizations			8,553,572
	Health Care – 30.6% (21.0% of Total Investments)
445	Maryland Health and Higher Education Facilities Authority, Revenue Bonds, University of Maryland Medical System Issue, Series 2010, 5.125%, 7/01/39	7/19 at 100.00	A	456,218
250	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds Doctors Community Hospital, Refunding Series 2010, 5.750%, 7/01/38	No Opt. Call	Baa3	227,283
500	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Adventist Healthcare, Series 2011A, 6.250%, 1/01/31	1/22 at 100.00	Baa2	513,510
335	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Anne Arundel Health System, Series 2010, 5.000%, 7/01/40	7/19 at 100.00	A–	337,613
1,000	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Anne Arundel Medical Center, Series 1998, 5.125%, 7/01/33 – AGM Insured	1/12 at 100.00	AA–	1,000,210
775	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Calvert Memorial Hospital, Series 2004, 5.500%, 7/01/36	7/14 at 100.00	A3	783,037
1,000	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Carroll County General Hospital, Series 2002, 6.000%, 7/01/26	7/12 at 100.00	A3	1,007,580
1,095	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Civista Medical Center, Series 2005, 5.000%, 7/01/37 – RAAI Insured	7/14 at 100.00	N/R	868,565
715	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Doctors Community Hospital, Series 2007A, 5.000%, 7/01/29	7/17 at 100.00	Baa3	618,353
500	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Frederick Memorial Hospital, Series 2002, 5.125%, 7/01/35	7/12 at 100.00	Baa1	470,650
520	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Greater Baltimore Medical Center, Series 2001, 5.000%, 7/01/34	1/12 at 100.00	A	519,958
500	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Johns Hopkins Health System Obligated Group Issue, Series 2011A, 5.000%, 5/15/25	5/21 at 100.00	AA–	555,050
1,000	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Kennedy Krieger Institute, Series 2003, 5.500%, 7/01/33	7/13 at 100.00	Baa3	994,320
480	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, LifeBridge Health System, Series 2008, 5.000%, 7/01/28 – AGC Insured	7/17 at 100.00	AA–	494,947
300	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, LifeBridge Health System, Series 2011, 6.000%, 7/01/41	7/21 at 100.00	A	320,844
700	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, MedStar Health, Series 2004, 5.375%, 8/15/24	8/14 at 100.00	A2	729,876
1,360	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, MedStar Health, Series 2007, 5.250%, 5/15/46 – BHAC Insured	5/16 at 100.00	AA+	1,388,315
1,500	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Mercy Medical Center Issue, Series 2001, 5.625%, 7/01/31	1/12 at 100.00	BBB	1,499,895
	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Mercy Medical Center Issue, Series 2007A:
415	5.000%, 7/01/37	7/17 at 100.00	BBB	370,740
780	5.500%, 7/01/42	7/17 at 100.00	BBB	737,584

36	Nuveen Investments

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Health Care (continued)
$700	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Peninsula Regional Medical Center, Series 2006, 5.000%, 7/01/36	7/16 at 100.00	A	$700,966
800	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, The Johns Hopkins Health System Obligated Group Issue, Series 2010, 5.000%, 5/15/40	5/20 at 100.00	AA–	825,880
1,500	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Union Hospital of Cecil County, Series 2005, 5.000%, 7/01/40	7/15 at 100.00	A3	1,492,020
	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Washington County Hospital, Series 2008:
980	5.750%, 1/01/38	1/18 at 100.00	BBB–	983,185
100	6.000%, 1/01/43	1/18 at 100.00	BBB–	101,237
700	Prince George’s County, Maryland, Revenue Bonds, Dimensions Health Corporation, Series 1994, 5.300%, 7/01/24	1/12 at 100.00	B3	528,843
18,950	Total Health Care			18,526,679
	Housing/Multifamily – 9.1% (6.3% of Total Investments)
3,145	Maryland Community Development Administration, Multifamily Development Revenue Bonds, Waters Towers Senior Apartments, Series 2001F, 5.450%, 12/15/33 (Alternative Minimum Tax)	12/11 at 100.00	Aaa	3,146,101
1,110	Maryland Community Development Administration, Multifamily Housing Revenue Bonds, Princess Anne Apartments, Series 2001D, 5.450%, 12/15/33 (Alternative Minimum Tax)	12/11 at 100.00	Aaa	1,110,389
1,000	Maryland Economic Development Corporation, Senior Lien Student Housing Revenue Bonds, University of Maryland – Baltimore, Series 2003A, 5.625%, 10/01/23	10/13 at 100.00	B3	742,940
520	Maryland Economic Development Corporation, Student Housing Revenue Refunding Bonds, University of Maryland College Park Projects, Series 2006, 5.000%, 6/01/33 – CIFG Insured	6/16 at 100.00	AA–	516,277
5,775	Total Housing/Multifamily			5,515,707
	Housing/Single Family – 11.8% (8.1% of Total Investments)
1,030	Maryland Community Development Administration Department of Housing and Community Development, Residential Revenue Bonds, Series 2008C, 5.375%, 9/01/39	9/18 at 100.00	Aa2	1,066,132
775	Maryland Community Development Administration Department of Housing and Community Development, Residential Revenue Bonds, Series 2010B, 5.250%, 9/01/35	3/20 at 100.00	Aa2	810,836
970	Maryland Community Development Administration, Residential Revenue Bonds, Series 2005E, 4.900%, 9/01/36 (Alternative Minimum Tax) (UB)	9/14 at 100.00	AA	964,694
	Maryland Community Development Administration, Department of Housing and Community Development, Residential Revenue Bonds, Series 2006:
600	4.750%, 9/01/25 (Alternative Minimum Tax) (UB)	9/15 at 100.00	AA	602,514
1,000	4.875%, 9/01/26 (Alternative Minimum Tax) (UB)	3/16 at 100.00	AA	1,009,100
300	4.900%, 9/01/26 (Alternative Minimum Tax) (UB)	9/15 at 100.00	AA	302,514
815	4.900%, 9/01/31 (Alternative Minimum Tax) (UB)	9/16 at 100.00	AA	819,914
	Maryland Community Development Administration, Department of Housing and Community Development, Residential Revenue Bonds, Series 2007:
250	5.000%, 9/01/27 (Alternative Minimum Tax) (UB)	3/17 at 100.00	AA	253,148
500	4.850%, 9/01/37 (Alternative Minimum Tax) (UB)	3/17 at 100.00	AA	490,946
820	Maryland Community Development Administration, Residential Revenue Bonds, Series 2001H, 5.350%, 9/01/32 (Alternative Minimum Tax)	3/12 at 100.00	Aa2	820,246
7,060	Total Housing/Single Family			7,140,044

Nuveen Investments	37

Nuveen Maryland Dividend Advantage Municipal Fund 2 (continued)
NZR	Portfolio of Investments
November 30, 2011 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Industrials – 4.8% (3.3% of Total Investments)
$1,345	Maryland Economic Development Corporation, Economic Development Revenue Bonds, Transportation Facilities Project, Series 2010A, 5.750%, 6/01/35	6/20 at 100.00	Baa3	$1,350,380
410	Maryland Economic Development Corporation, Solid Waste Disposal Revenue Bonds, Waste Management Inc., Series 2002, 4.600%, 4/01/16 (Alternative Minimum Tax)	4/12 at 101.00	BBB	417,774
1,150	Northeast Maryland Waste Disposal Authority, Baltimore, Resource Recovery Revenue Bonds, RESCO Retrofit Project, Series 1998, 4.750%, 1/01/12 (Alternative Minimum Tax)	No Opt. Call	BBB	1,153,151
2,905	Total Industrials			2,921,305
	Long-Term Care – 5.1% (3.5% of Total Investments)
860	Baltimore County, Maryland, Revenue Bonds, Oak Crest Village, Series 2007A, 5.000%, 1/01/37	1/17 at 100.00	BBB+	809,054
380	Gaithersburg, Maryland, Economic Development Revenue Bonds, Asbury Methodist Homes Inc., Series 2009B, 6.000%, 1/01/23	1/20 at 100.00	N/R	398,563
500	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Charlestown Community Issue, Series 2010, 6.250%, 1/01/45	1/21 at 100.00	N/R	524,865
300	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Edenwald, Series 2006A, 5.400%, 1/01/31	7/16 at 100.00	N/R	278,406
	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, King Farm Presbyterian Community, Series 2007A:
500	5.000%, 1/01/17	No Opt. Call	N/R	499,090
220	5.250%, 1/01/27	1/17 at 100.00	N/R	185,552
435	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Mercy Ridge Retirement Community, Series 2007, 4.750%, 7/01/34	7/17 at 100.00	A–	404,502
3,195	Total Long-Term Care			3,100,032
	Tax Obligation/General – 7.9% (5.4% of Total Investments)
150	Calvert County, Maryland, Consolidated General Obligation Public Improvement Refunding Bonds, Series 2003, 4.000%, 7/15/13	No Opt. Call	AAA	158,843
300	Carroll County, Maryland, Consolidated Public Improvement Bonds, Series 2005A, 5.000%, 12/01/16	12/15 at 100.00	AA+	346,842
600	Frederick, Maryland, General Obligation Bonds, Series 2005, 5.000%, 8/01/16 – NPFG Insured	8/15 at 100.00	AA	684,756
510	Frederick, Maryland, General Obligation Refunding and Improvement Bonds, Series 2001, 4.750%, 12/01/19	6/12 at 101.00	AA	516,824
350	Howard County, Maryland, General Obligation Metropolitan District Bonds, Refunding Series 2011B, 3.000%, 8/15/12	No Opt. Call	AAA	356,909
250	Maryland, General Obligation Bonds, State and Local Facilities Loan, First Series 2009B, 3.000%, 3/01/12	No Opt. Call	AAA	251,788
235	Maryland, General Obligation Bonds, State and Local Facilities Loan, Second Series 2002A, 5.500%, 8/01/12	No Opt. Call	AAA	243,319
1,000	Montgomery County, Maryland, Consolidated General Obligation Public Improvement Bonds, Series 2005A, 5.000%, 7/01/15	No Opt. Call	AAA	1,147,600
770	Puerto Rico, General Obligation and Public Improvement Bonds, Series 2001, 5.000%, 7/01/24 – AGM Insured	1/12 at 100.00	AA–	770,300
300	Rockville, Maryland, General Obligation Bonds, Series 2007, 4.000%, 6/01/12	No Opt. Call	AAA	305,745
4,465	Total Tax Obligation/General			4,782,926
	Tax Obligation/Limited – 20.8% (14.3% of Total Investments)
150	Anne Arundel County, Maryland, Special Obligation Bonds, National Business	7/18 at 102.00	N/R	150,636
	Park – North Project, Series 2010, 6.100%, 7/01/40
140	Anne Arundel County, Maryland, Tax Increment Financing Revenue Bonds, Parole Town Center Project, Series 2002, 5.000%, 7/01/12	No Opt. Call	N/R	141,522
	Baltimore County, Maryland, Certificates of Participation, Health and Social Services Building Project, Series 2001:
1,580	5.000%, 8/01/20	8/12 at 100.50	AA+	1,601,172
1,660	5.000%, 8/01/21	8/12 at 100.50	AA+	1,682,144
110	Frederick County, Maryland, Lake Linganore Village Community Development Special Obligation Bonds, Series 2001A, 5.700%, 7/01/29 – RAAI Insured	7/12 at 100.00	N/R	106,091

38	Nuveen Investments

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Tax Obligation/Limited (continued)
$850	Fredrick County, Maryland, Special Obligation Bonds, Urbana Community Development Authority, Series 2010A, 5.000%, 7/01/30	7/20 at 100.00	A–	$878,433
1,000	Government of Guam, Business Privilege Tax Bonds, Series 2011A, 5.250%, 1/01/36 (WI/DD, Settling 12/01/11)	1/22 at 100.00	A	1,039,250
350	Hyattsville, Maryland, Special Obligation Bonds, University Town Center Project, Series 2004, 5.750%, 7/01/34	7/14 at 102.00	N/R	326,949
1,000	Maryland Department of Transportation, Consolidated Transportation Revenue Bonds, Series 2002, 5.500%, 2/01/16	No Opt. Call	AAA	1,180,160
1,000	Montgomery County, Maryland, Special Obligation Bonds, West Germantown Development District, Senior Series 2002A, 5.500%, 7/01/27 – RAAI Insured	7/12 at 101.00	A2	1,011,030
1,945	Prince George’s County, Maryland, Special Obligation Bonds, National Harbor Project, Series 2005, 5.200%, 7/01/34	7/15 at 100.00	N/R	1,787,552
448	Prince George’s County, Maryland, Special Tax District Bonds, Victoria Falls Project, Series 2005, 5.250%, 7/01/35	7/13 at 100.00	N/R	400,167
1,000	Puerto Rico Highway and Transportation Authority, Highway Revenue Bonds, Series 2007N, 5.250%, 7/01/31 – AMBAC Insured	No Opt. Call	Baa1	1,009,120
5,000	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, Series 2007A, 0.000%, 8/01/41 – NPFG Insured	No Opt. Call	Aa2	779,100
500	Virgin Islands Public Finance Authority, Matching Fund Loan Notes Revenue Bonds, Subordinate Lien Series 2010B, 5.250%, 10/01/29	10/20 at 100.00	Baa2	502,245
16,733	Total Tax Obligation/Limited			12,595,571
	Transportation – 7.9% (5.4% of Total Investments)
	Maryland Health and Higher Educational Facilities Authority, Parking Facilities Revenue Bonds, Johns Hopkins Hospital, Series 2001:
650	5.000%, 7/01/27 – AMBAC Insured	1/12 at 100.00	N/R	650,104
1,000	5.000%, 7/01/34 – AMBAC Insured	1/12 at 100.00	N/R	962,630
750	Maryland Health and Higher Educational Facilities Authority, Parking Facilities Revenue Bonds, Johns Hopkins Medical Institution, Series 2004B, 5.000%, 7/01/15 – AMBAC Insured	1/15 at 100.00	N/R	821,010
460	Maryland Health and Higher Educational Facilities Authority, Parking Revenue Bonds, Johns Hopkins Medical Institutions Parking Facilities, Series 1996, 5.500%, 7/01/26 – AMBAC Insured	1/12 at 100.00	A	460,386
1,780	Maryland Transportation Authority, Revenue Bonds, Transportation Facilities Projects, Series 2007, 5.000%, 7/01/30 – AGM Insured (UB)	7/17 at 100.00	AA–	1,902,713
4,640	Total Transportation			4,796,843
	U.S. Guaranteed – 12.4% (8.5% of Total Investments) (4)
530	Baltimore Board of School Commissioners, Maryland, Revenue Bonds, City Public School System, Series 2003A, 5.000%, 5/01/15 (Pre-refunded 5/01/13)	5/13 at 100.00	AA+ (4)	564,932
1,000	Baltimore County, Maryland, Consolidated General Obligation Public Improvement Bonds, Series 2002, 5.000%, 8/01/18 (Pre-refunded 8/01/12)	8/12 at 100.00	AAA	1,031,940
1,405	Maryland Economic Development Corporation, Lease Revenue Bonds, Department of Transportation Headquarters Building, Series 2002, 5.375%, 6/01/19 (Pre-refunded 6/01/12)	6/12 at 100.50	Aaa	1,448,007
1,260	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Helix Health, Series 1997, 5.000%, 7/01/17 – AMBAC Insured (ETM)	No Opt. Call	N/R (4)	1,425,425
525	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, LifeBridge Health System, Series 2004A, 5.125%, 7/01/34 (Pre-refunded 7/01/14)	7/14 at 100.00	A2 (4)	583,359
685	Maryland Transportation Authority, Revenue Refunding Bonds, Transportation Facilities Projects, First Series 1978, 6.800%, 7/01/16 (ETM)	No Opt. Call	AAA	789,668
750	Puerto Rico Highway and Transportation Authority, Highway Revenue Bonds, Series 2002D, 5.750%, 7/01/41 (Pre-refunded 7/01/12)	7/12 at 100.00	AA+ (4)	773,985
800	Washington Suburban Sanitary District, Montgomery and Prince George’s Counties, Maryland, Sewerage Disposal Bonds, Series 2005, 5.000%, 6/01/16 (Pre-refunded 6/01/15)	6/15 at 100.00	AAA	914,192
6,955	Total U.S. Guaranteed			7,531,508

Nuveen Investments	39

Nuveen Maryland Dividend Advantage Municipal Fund 2 (continued)
NZR	Portfolio of Investments
November 30, 2011 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Utilities – 5.9% (4.0% of Total Investments)
$1,000	Guam Power Authority, Revenue Bonds, Series 1999A, 5.250%, 10/01/34 – NPFG Insured	4/12 at 100.00	Baa1	$959,980
1,000	Maryland Energy Financing Administration, Revenue Bonds, AES Warrior Run Project, Series 1995, 7.400%, 9/01/19 (Alternative Minimum Tax)	2/12 at 100.00	N/R	1,006,200
785	Puerto Rico Electric Power Authority, Power Revenue Bonds, Series 2005RR, 5.000%, 7/01/22 – FGIC Insured	7/15 at 100.00	A3	824,203
730	Virgin Islands Water and Power Authority, Electric System Revenue Bonds, Refunding Series 2007A, 5.000%, 7/01/24	7/17 at 100.00	BBB–	749,820
3,515	Total Utilities			3,540,203
	Water and Sewer – 1.4% (1.0% of Total Investments)
285	Baltimore, Maryland, Wastewater Project Revenue Bonds, Series 2006C, 5.000%, 7/01/31 – AMBAC Insured	7/16 at 100.00	AA	297,855
540	Baltimore, Maryland, Wastewater Project Revenue Bonds, Series 2007D, 5.000%, 7/01/32 – AMBAC Insured	7/17 at 100.00	AA	569,402
825	Total Water and Sewer			867,257
$131,008	Total Investments (cost $87,072,970) – 145.6%			88,234,310
	Floating Rate Obligations – (6.3)%			(3,840,000)
	MuniFund Term Preferred Shares, at Liquidation Value – (45.0)% (5)			(27,300,000)
	Other Assets Less Liabilities – 5.7%			3,506,737
	Net Assets Applicable to Common Shares – 100%			$60,601,047

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.
(2)
Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.

(3)
Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(4)
Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest. Certain bonds backed by U.S. Government or agency securities are regarded as having an implied rating equal to the rating of such securities.

(5)	MuniFund Term Preferred Shares, at Liquidation Value as a percentage of Total Investments is 30.9%.
N/R	Not rated.
WI/DD	Purchased on a when-issued or delayed delivery basis.
(ETM)	Escrowed to maturity.
(IF)	Inverse floating rate investment.
(UB)
Underlying bond of an inverse floating rate trust reflected as a financing transaction. See Notes to Financial Statements, Footnote 1 – General Information and Significant Accounting Policies, Inverse Floating Rate Securities for more information.

See accompanying notes to financial statements.

40	Nuveen Investments

Nuveen Maryland Dividend Advantage Municipal Fund 3
NWI	Portfolio of Investments
November 30, 2011 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Consumer Discretionary – 3.7% (2.5% of Total Investments)
$2,450	Baltimore, Maryland, Senior Lien Convention Center Hotel Revenue Bonds, Series 2006A, 5.250%, 9/01/39 – SYNCORA GTY Insured	9/16 at 100.00	BB+	$2,131,696
380	Baltimore, Maryland, Subordinate Lien Convention Center Hotel Revenue Bonds, Series 2006B, 5.875%, 9/01/39	9/16 at 100.00	Ba2	352,591
700	Maryland Economic Development Corporation, Revenue Bonds, Chesapeake Bay Hyatt Conference Center, Series 2006A, 5.000%, 12/01/31	12/16 at 100.00	N/R	435,764
3,530	Total Consumer Discretionary			2,920,051
	Consumer Staples – 5.2% (3.4% of Total Investments)
575	Guam Economic Development & Commerce Authority, Tobacco Settlement Asset-Backed Bonds, Series 2007A, 5.250%, 6/01/32	6/17 at 100.00	N/R	526,729
20,000	Puerto Rico, The Children’s Trust Fund, Tobacco Settlement Asset-Backed Bonds, Series 2005A, 0.000%, 5/15/50	5/15 at 11.19	BBB–	922,600
	Puerto Rico, The Children’s Trust Fund, Tobacco Settlement Asset-Backed Refunding Bonds, Series 2002:
2,265	5.375%, 5/15/33	5/12 at 100.00	BBB	2,119,949
560	5.500%, 5/15/39	5/12 at 100.00	BBB	464,890
23,400	Total Consumer Staples			4,034,168
	Education and Civic Organizations – 11.8% (7.8% of Total Investments)
225	Anne Arundel County, Maryland, Economic Development Revenue Bonds, Community College Project, Series 2002, 5.125%, 9/01/22	9/12 at 102.00	A2	231,851
625	Frederick County, Maryland, Educational Facilities Revenue Bonds, Mount Saint Mary’s College, Series 2006, 5.625%, 9/01/38	9/16 at 100.00	BB+	565,494
690	Hartford County, Maryland, Economic Development Revenue Bonds, Battelle Memorial Institute, Series 2004, 5.250%, 4/01/34	4/14 at 100.00	A+	697,880
165	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Patterson Park Public Charter School Issue, Series 2010, 6.000%, 7/01/40	7/20 at 100.00	BBB–	158,677
625	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Goucher College, Series 2004, 5.125%, 7/01/34	7/14 at 100.00	A–	632,663
1,000	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Johns Hopkins University, Series 2002A, 5.000%, 7/01/32	7/12 at 100.00	AA	1,005,960
735	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Johns Hopkins University, Series 2004, Trust 1003, 13.647%, 1/01/13 (IF)	No Opt. Call	AA+	800,849
925	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Maryland Institute College of Art, Series 2006, 5.000%, 6/01/30	6/16 at 100.00	Baa1	912,910
625	Maryland Industrial Development Financing Authority, Revenue Bonds, Our Lady of Good Counsel High School, Series 2005A, 6.000%, 5/01/35	5/15 at 100.00	N/R	628,213
710	Montgomery County Revenue Authority, Maryland, Lease Revenue Bonds, Montgomery College Arts Center Project, Series 2005A, 5.000%, 5/01/18	5/15 at 100.00	Aa3	776,818
1,000	Morgan State University, Maryland, Student Tuition and Fee Revenue Bonds, Academic Fees and Auxiliary Facilities, Series 2003A, 5.000%, 7/01/32 – FGIC Insured	7/13 at 100.00	Aa3	1,011,580
800	University of Maryland, Auxiliary Facility and Tuition Revenue Bonds, Series 2006A, 5.000%, 10/01/22	10/16 at 100.00	AA+	892,400
890	Westminster, Maryland, Educational Facilities Revenue Bonds, McDaniel College, Series 2006, 5.000%, 11/01/31	11/16 at 100.00	BBB+	876,178
9,015	Total Education and Civic Organizations			9,191,473

Nuveen Investments	41

Nuveen Maryland Dividend Advantage Municipal Fund 3 (continued)
NWI	Portfolio of Investments
November 30, 2011 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Health Care – 30.5% (20.2% of Total Investments)
$700	Maryland Health and Higher Education Facilities Authority, Revenue Bonds, University of Maryland Medical System Issue, Series 2006A, 5.000%, 7/01/31	7/16 at 100.00	A	$706,965
445	Maryland Health and Higher Education Facilities Authority, Revenue Bonds, University of Maryland Medical System Issue, Series 2010, 5.125%, 7/01/39	7/19 at 100.00	A	456,218
300	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds Doctors Community Hospital, Refunding Series 2010, 5.750%, 7/01/38	No Opt. Call	Baa3	272,739
375	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Adventist Healthcare, Series 2011A, 6.125%, 1/01/36	1/22 at 100.00	Baa2	375,394
335	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Anne Arundel Health System, Series 2010, 5.000%, 7/01/40	7/19 at 100.00	A–	337,613
1,000	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Anne Arundel Medical Center, Series 1998, 5.125%, 7/01/33 – AGM Insured	1/12 at 100.00	AA–	1,000,210
775	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Calvert Memorial Hospital, Series 2004, 5.500%, 7/01/36	7/14 at 100.00	A3	783,037
1,250	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Carroll County General Hospital, Series 2002, 5.800%, 7/01/32	7/12 at 100.00	A3	1,255,975
1,750	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Carroll Hospital Center, Series 2006, 5.000%, 7/01/40	7/16 at 100.00	A3	1,684,270
1,070	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Civista Medical Center, Series 2005, 5.000%, 7/01/37 – RAAI Insured	7/14 at 100.00	N/R	848,735
885	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Doctors Community Hospital, Series 2007A, 5.000%, 7/01/29	7/17 at 100.00	Baa3	765,375
700	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Frederick Memorial Hospital, Series 2002, 5.125%, 7/01/35	7/12 at 100.00	Baa1	658,910
640	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Greater Baltimore Medical Center, Series 2001, 5.000%, 7/01/34	1/12 at 100.00	A	639,949
1,000	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Kennedy Krieger Institute, Series 2003, 5.500%, 7/01/33	7/13 at 100.00	Baa3	994,320
595	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, LifeBridge Health System, Series 2008, 5.000%, 7/01/28 – AGC Insured	7/17 at 100.00	AA–	613,528
400	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, LifeBridge Health System, Series 2011, 6.000%, 7/01/41	7/21 at 100.00	A	427,792
900	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, MedStar Health, Series 2004, 5.375%, 8/15/24	8/14 at 100.00	A2	938,412
1,690	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, MedStar Health, Series 2007, 5.250%, 5/15/46 – BHAC Insured	5/16 at 100.00	AA+	1,725,186
650	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Mercy Medical Center Issue, Series 2001, 5.625%, 7/01/31	1/12 at 100.00	BBB	649,955
	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Mercy Medical Center Issue, Series 2007A:
525	5.000%, 7/01/37	7/17 at 100.00	BBB	469,009
1,185	5.500%, 7/01/42	7/17 at 100.00	BBB	1,120,560
850	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Peninsula Regional Medical Center, Series 2006, 5.000%, 7/01/36	7/16 at 100.00	A	851,173
1,000	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, The Johns Hopkins Health System Obligated Group Issue, Series 2010, 5.000%, 5/15/40	5/20 at 100.00	AA–	1,032,350
1,845	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Union Hospital of Cecil County, Series 2002, 5.625%, 7/01/32	7/12 at 100.00	A3	1,850,369

42	Nuveen Investments

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Health Care (continued)
	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Washington County Hospital, Series 2008:
$1,220	5.750%, 1/01/38	1/18 at 100.00	BBB–	$1,223,965
500	6.000%, 1/01/43	1/18 at 100.00	BBB–	506,185
95	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Western Maryland Health, Series 2006A, 5.000%, 7/01/34 – NPFG Insured	7/16 at 100.00	Baa1	96,140
775	Maryland Health and Higher Educational Facilities Authority, Revenue Refunding Bonds, Adventist Healthcare, Series 2003A, 5.750%, 1/01/25	1/13 at 101.00	Baa2	783,587
900	Prince George’s County, Maryland, Revenue Bonds, Dimensions Health Corporation, Series 1994, 5.300%, 7/01/24	1/12 at 100.00	B3	679,941
24,355	Total Health Care			23,747,862
	Housing/Multifamily – 7.8% (5.1% of Total Investments)
980	Maryland Community Development Administration, Housing Revenue Bonds, Series 2002B, 4.950%, 7/01/32 (Alternative Minimum Tax)	7/12 at 100.00	Aa2	980,490
1,250	Maryland Economic Development Corporation, Senior Lien Student Housing Revenue Bonds, University of Maryland – Baltimore, Series 2003A, 5.625%, 10/01/23	10/13 at 100.00	B3	928,675
	Maryland Economic Development Corporation, Student Housing Revenue Bonds, Sheppard Pratt University Village, Series 2001:
20	5.875%, 7/01/21 – ACA Insured	7/12 at 100.50	N/R	19,255
150	6.000%, 7/01/33 – ACA Insured	7/12 at 100.50	N/R	132,504
475	Maryland Economic Development Corporation, Student Housing Revenue Refunding Bonds, University of Maryland College Park Projects, Series 2006, 5.000%, 6/01/33 – CIFG Insured	6/16 at 100.00	AA–	471,599
	Montgomery County Housing Opportunities Commission, Maryland, Multifamily Housing Development Bonds, Series 2002B:
515	5.100%, 7/01/33 (Alternative Minimum Tax)	7/12 at 100.00	Aaa	515,582
3,000	5.200%, 7/01/44 (Alternative Minimum Tax)	7/12 at 100.00	Aaa	3,000,450
6,390	Total Housing/Multifamily			6,048,555
	Housing/Single Family – 8.7% (5.8% of Total Investments)
1,470	Maryland Community Development Administration Department of Housing and Community Development, Residential Revenue Bonds, Series 2008C, 5.375%, 9/01/39	9/18 at 100.00	Aa2	1,521,568
505	Maryland Community Development Administration Department of Housing and Community Development, Residential Revenue Bonds, Series 2010B, 5.250%, 9/01/35	3/20 at 100.00	Aa2	528,351
1,160	Maryland Community Development Administration, Department of Housing and Community Development, Residential Revenue Bonds, Series 2005, 4.900%, 9/01/36 (Alternative Minimum Tax) (UB)	9/14 at 100.00	AA	1,153,654
	Maryland Community Development Administration, Department of Housing and Community Development, Residential Revenue Bonds, Series 2006F:
1,200	4.875%, 9/01/26 (Alternative Minimum Tax) (UB)	3/16 at 100.00	AA	1,210,920
595	4.900%, 9/01/26 (Alternative Minimum Tax) (UB)	9/15 at 100.00	AA	599,986
815	4.900%, 9/01/31 (Alternative Minimum Tax) (UB)	9/16 at 100.00	AA	819,914
	Maryland Community Development Administration, Department of Housing and Community Development, Residential Revenue Bonds, Series 2007:
350	5.000%, 9/01/27 (Alternative Minimum Tax) (UB)	3/17 at 100.00	AA	354,406
620	4.850%, 9/01/37 (Alternative Minimum Tax) (UB)	3/17 at 100.00	AA	608,772
6,715	Total Housing/Single Family			6,797,571

Nuveen Investments	43

Nuveen Maryland Dividend Advantage Municipal Fund 3 (continued)
NWI	Portfolio of Investments
November 30, 2011 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Industrials – 4.0% (2.7% of Total Investments)
$1,590	Maryland Economic Development Corporation, Economic Development Revenue Bonds, Transportation Facilities Project, Series 2010A, 5.750%, 6/01/35	6/20 at 100.00	Baa3	$1,596,360
510	Maryland Economic Development Corporation, Solid Waste Disposal Revenue Bonds, Waste Management Inc., Series 2002, 4.600%, 4/01/16 (Alternative Minimum Tax)	4/12 at 101.00	BBB	519,670
1,000	Northeast Maryland Waste Disposal Authority, Baltimore, Resource Recovery Revenue Bonds, RESCO Retrofit Project, Series 1998, 4.750%, 1/01/12 (Alternative Minimum Tax)	No Opt. Call	BBB	1,002,740
3,100	Total Industrials			3,118,770
	Long-Term Care – 5.8% (3.9% of Total Investments)
1,050	Baltimore County, Maryland, Revenue Bonds, Oak Crest Village, Series 2007A, 5.000%, 1/01/37	1/17 at 100.00	BBB+	987,798
380	Gaithersburg, Maryland, Economic Development Revenue Bonds, Asbury Methodist Homes Inc., Series 2009B, 6.000%, 1/01/23	1/20 at 100.00	N/R	398,563
1,500	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Charlestown Community Issue, Series 2010, 6.250%, 1/01/45	1/21 at 100.00	N/R	1,574,595
400	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Edenwald, Series 2006A, 5.400%, 1/01/31	7/16 at 100.00	N/R	371,208
	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, King Farm Presbyterian Community, Series 2007A:
280	5.000%, 1/01/17	No Opt. Call	N/R	279,490
520	5.250%, 1/01/27	1/17 at 100.00	N/R	438,578
540	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Mercy Ridge Retirement Community, Series 2007, 4.750%, 7/01/34	7/17 at 100.00	A–	502,141
4,670	Total Long-Term Care			4,552,373
	Tax Obligation/General – 10.5% (7.0% of Total Investments)
380	Carroll County, Maryland, Consolidated Public Improvement Bonds, Series 2005A, 5.000%, 12/01/16	12/15 at 100.00	AA+	439,333
710	Frederick, Maryland, General Obligation Bonds, Series 2005, 5.000%, 8/01/16 – NPFG Insured	8/15 at 100.00	AA	810,295
1,000	Maryland National Capital Park Planning Commission, Prince George’s County, General Obligation Bonds, Park Acquisition and Development, Series 2004EE-2, 5.000%, 1/15/17	1/14 at 100.00	AAA	1,085,480
1,850	Montgomery County, Maryland, Consolidated General Obligation Public Improvement Bonds, Series 2005A, 5.000%, 7/01/15	No Opt. Call	AAA	2,123,060
1,440	Montgomery County, Maryland, Consolidated General Obligation Public Improvement Bonds, Series 2006A, 5.000%, 5/01/16	No Opt. Call	AAA	1,690,099
1,000	Prince George’s County, Maryland, General Obligation Consolidated Public Improvement Bonds, Series 2004C, 5.000%, 12/01/11	No Opt. Call	AAA	1,000,130
1,000	St. Mary’s County, Maryland, General Obligation Hospital Bonds, Series 2002, 5.000%, 10/01/12	No Opt. Call	AA	1,040,160
7,380	Total Tax Obligation/General			8,188,557
	Tax Obligation/Limited – 31.2% (20.7% of Total Investments)
185	Anne Arundel County, Maryland, Special Obligation Bonds, National Business	7/18 at 102.00	N/R	185,784
	Park – North Project, Series 2010, 6.100%, 7/01/40
130	Frederick County, Maryland, Lake Linganore Village Community Development Special Obligation Bonds, Series 2001A, 5.600%, 7/01/20 – RAAI Insured	7/12 at 100.00	N/R	130,408
	Fredrick County, Maryland, Special Obligation Bonds, Urbana Community Development Authority, Series 2010A:
1,150	5.000%, 7/01/30	7/20 at 100.00	A–	1,188,468
305	5.000%, 7/01/40	7/20 at 100.00	A–	310,850
450	Hyattsville, Maryland, Special Obligation Bonds, University Town Center Project, Series 2004, 5.750%, 7/01/34	7/14 at 102.00	N/R	420,363
5,000	Maryland Department of Transportation, Consolidated Transportation Revenue Bonds, Series 2002, 5.500%, 2/01/16	No Opt. Call	AAA	5,900,800

44	Nuveen Investments

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Tax Obligation/Limited (continued)
$450	Maryland Economic Development Corporation, Lease Revenue Bonds, Montgomery County Town Square Parking Garage, Series 2002A, 5.000%, 9/15/13	9/12 at 100.00	AA+	$466,263
2,935	Maryland Economic Development Corporation, Lease Revenue Bonds, Montgomery County Wayne Avenue Parking Project, Series 2002A, 5.250%, 9/15/16	9/12 at 100.00	AA+	3,039,427
	Maryland Stadium Authority, Lease Revenue Bonds, Montgomery County Conference Center Facilities, Series 2003:
1,465	5.000%, 6/15/21	6/13 at 100.00	AA+	1,550,014
1,620	5.000%, 6/15/23	6/13 at 100.00	AA+	1,710,040
1,410	Prince George’s County, Maryland, Special Obligation Bonds, National Harbor Project, Series 2005, 5.200%, 7/01/34	7/15 at 100.00	N/R	1,295,861
542	Prince George’s County, Maryland, Special Tax District Bonds, Victoria Falls Project, Series 2005, 5.250%, 7/01/35	7/13 at 100.00	N/R	484,131
1,200	Puerto Rico Highway and Transportation Authority, Highway Revenue Bonds, Series 2007N, 5.250%, 7/01/31 – AMBAC Insured	No Opt. Call	Baa1	1,210,944
	Puerto Rico Public Buildings Authority, Guaranteed Government Facilities Revenue Bonds, Series 2002G:
1,000	5.250%, 7/01/17	7/12 at 100.00	Baa1	1,010,060
1,205	5.250%, 7/01/20	7/12 at 100.00	Baa1	1,211,266
1,275	5.250%, 7/01/21	7/12 at 100.00	Baa1	1,280,342
1,500	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, First Subordinate Series 2009A, 5.750%, 8/01/37	8/19 at 100.00	A+	1,590,915
	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, Series 2007A:
7,000	0.000%, 8/01/40 – NPFG Insured	No Opt. Call	Aa2	1,162,560
210	0.000%, 8/01/47 – AMBAC Insured	No Opt. Call	Aa2	21,586
125	Puerto Rico, Highway Revenue Bonds, Highway and Transportation Authority, Series 2003AA, 5.500%, 7/01/19 – NPFG Insured	No Opt. Call	A3	137,770
29,157	Total Tax Obligation/Limited			24,307,852
	Transportation – 3.0% (2.0% of Total Investments)
2,210	Maryland Transportation Authority, Revenue Bonds, Transportation Facilities Projects, Series 2007, 5.000%, 7/01/30 – AGM Insured (UB)	7/17 at 100.00	AA–	2,362,357
	U.S. Guaranteed – 21.6% (14.3% of Total Investments) (4)
1,000	Annapolis, Maryland, General Obligation Public Improvement Refunding Bonds, Series 2002, 4.375%, 4/01/17 (Pre-refunded 4/01/12)	4/12 at 101.00	AA (4)	1,024,100
1,000	Baltimore Board of School Commissioners, Maryland, Revenue Bonds, City Public School System, Series 2003A, 5.000%, 5/01/15 (Pre-refunded 5/01/13)	5/13 at 100.00	AA+ (4)	1,065,910
255	Baltimore, Maryland, Wastewater Project Revenue Bonds, Series 2006C, 5.000%, 7/01/31 (Pre-refunded 7/01/16) – AMBAC Insured	7/16 at 100.00	AA (4)	298,794
2,200	Maryland Economic Development Corporation, Lease Revenue Bonds, Department of Transportation Headquarters Building, Series 2002, 4.750%, 6/01/22 (Pre-refunded 6/01/12)	6/12 at 100.50	Aaa	2,260,456
285	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Helix Health, Series 1997, 5.000%, 7/01/17 – AMBAC Insured (ETM)	No Opt. Call	N/R (4)	322,418
725	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, LifeBridge Health System, Series 2004A, 5.125%, 7/01/34 (Pre-refunded 7/01/14)	7/14 at 100.00	A2 (4)	805,591
585	Maryland Transportation Authority, Revenue Refunding Bonds, Transportation Facilities Projects, First Series 1978, 6.800%, 7/01/16 (ETM)	No Opt. Call	AAA	674,388
4,860	Prince George’s County Housing Authority, Maryland, GNMA Collateralized Mortgage Revenue Bonds, Fairview and Hillside Projects, Series 2002A, 4.700%, 11/20/22 (Pre-refunded 11/20/12)	11/12 at 100.00	N/R (4)	5,058,337
1,000	Puerto Rico Public Finance Corporation, Commonwealth Appropriation Bonds, Series 1998A, 5.125%, 6/01/24 – AMBAC Insured (ETM)	No Opt. Call	Aaa	1,179,430
235	Puerto Rico Public Finance Corporation, Commonwealth Appropriation Bonds, Series 2002E, 5.500%, 8/01/29 (Pre-refunded 2/01/12)	2/12 at 100.00	Aaa	237,117

Nuveen Investments	45

Nuveen Maryland Dividend Advantage Municipal Fund 3 (continued)
NWI	Portfolio of Investments
November 30, 2011 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	U.S. Guaranteed (4) (continued)
$575	Puerto Rico, Highway Revenue Bonds, Highway and Transportation Authority, Series 2003AA, 5.500%, 7/01/19 – NPFG Insured (ETM)	No Opt. Call	A3 (4)	$728,019
2,000	University of Maryland, Auxiliary Facility and Tuition Revenue Bonds, Series 2002A, 5.125%, 4/01/22 (Pre-refunded 4/01/12)	4/12 at 100.00	AA+ (4)	2,033,320
1,000	Washington Suburban Sanitary District, Montgomery and Prince George’s Counties, Maryland, Sewerage Disposal Bonds, Series 2005, 5.000%, 6/01/16 (Pre-refunded 6/01/15)	6/15 at 100.00	AAA	1,142,740
15,720	Total U.S. Guaranteed			16,830,620
	Utilities – 1.6% (1.1% of Total Investments)
1,250	Maryland Energy Financing Administration, Revenue Bonds, AES Warrior Run Project, Series 1995, 7.400%, 9/01/19 (Alternative Minimum Tax)	3/12 at 100.00	N/R	1,257,749
	Water and Sewer – 5.3% (3.5% of Total Investments)
2,590	Baltimore, Maryland, Revenue Refunding Bonds, Wastewater Projects, Series 2002A, 5.125%, 7/01/42 – NPFG Insured	7/12 at 100.00	AA	2,604,658
345	Baltimore, Maryland, Wastewater Project Revenue Bonds, Series 2006C, 5.000%, 7/01/31 – AMBAC Insured	7/16 at 100.00	AA	360,562
660	Baltimore, Maryland, Wastewater Project Revenue Bonds, Series 2007D, 5.000%, 7/01/32 – AMBAC Insured	7/17 at 100.00	AA	695,936
430	Maryland Water Quality Financing Administration, Revolving Loan Fund Revenue Bonds, Series 2005A, 5.000%, 9/01/15	No Opt. Call	AAA	495,733
4,025	Total Water and Sewer			4,156,889
$140,917	Total Investments (cost $114,896,911) – 150.7%			117,514,847
	Floating Rate Obligations – (5.5)%			(4,255,000)
	MuniFund Term Preferred Shares, at Liquidation Value – (48.4)% (5)			(37,766,000)
	Other Assets Less Liabilities – 3.2%			2,507,708
	Net Assets Applicable to Common Shares – 100%			$78,001,555

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.
(2)
Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.

(3)
Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(4)
Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest. Certain bonds backed by U.S. Government or agency securities are regarded as having an implied rating equal to the rating of such securities.

(5)	MuniFund Term Preferred Shares, at Liquidation Value as a percentage of Total Investments is 32.1%.
N/R	Not rated.
(ETM)	Escrowed to maturity.
(IF)	Inverse floating rate investment.
(UB)
Underlying bond of an inverse floating rate trust reflected as a financing transaction. See Notes to Financial Statements, Footnote 1 – General Information and Significant Accounting Policies, Inverse Floating Rate Securities for more information.

See accompanying notes to financial statements.

46	Nuveen Investments

Nuveen Virginia Premium Income Municipal Fund
NPV	Portfolio of Investments
November 30, 2011 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Consumer Staples – 4.7% (3.2% of Total Investments)
	Guam Economic Development & Commerce Authority, Tobacco Settlement Asset-Backed Bonds, Series 2007A:
$480	5.250%, 6/01/32	6/17 at 100.00	N/R	$439,704
700	5.625%, 6/01/47	6/17 at 100.00	N/R	573,293
25,000	Puerto Rico, The Children’s Trust Fund, Tobacco Settlement Asset-Backed Bonds, Series 2005A, 0.000%, 5/15/50	5/15 at 11.19	N/R	1,153,250
6,640	Tobacco Settlement Financing Corporation of Virginia, Tobacco Settlement Asset Backed Bonds, Series 2007B1, 5.000%, 6/01/47	6/17 at 100.00	BB–	4,094,622
32,820	Total Consumer Staples			6,260,869
	Education and Civic Organizations – 7.5% (5.2% of Total Investments)
2,000	District of Columbia, Revenue Bonds, National Public Radio, Series 2010A, 5.000%, 4/01/43	4/15 at 100.00	AA–	2,022,820
520	Lexington Industrial Development Authority, Virginia, Educational Facilities Revenue Bonds, VMI Development Board Project, Series 2006C, 5.000%, 12/01/36	6/19 at 100.00	Aa2	554,980
1,000	Prince William County Industrial Development Authority, Virginia, Educational Facilities Revenue Bonds, Catholic Diocese of Arlington, Series 2003, 5.500%, 10/01/33	10/13 at 101.00	A2	1,019,740
630	Prince William County Industrial Development Authority, Virginia, Student Housing Revenue Bonds, George Mason University Foundation Prince William Housing LLC Project, Series 2011A, 5.125%, 9/01/41	9/21 at 100.00	A	644,024
225	Puerto Rico Industrial, Tourist, Educational, Medical and Environmental Control Facilities Financing Authority, Higher Education Revenue Bonds, Ana G. Mendez University System, Series 1999, 5.375%, 2/01/19	2/12 at 100.00	BBB–	225,077
650	Puerto Rico Industrial, Tourist, Educational, Medical and Environmental Control Facilities Financing Authority, Higher Education Revenue Refunding Bonds, Ana G. Mendez University System, Series 2002, 5.375%, 12/01/21	12/12 at 101.00	BBB–	652,873
2,815	The Rector and Visitors of the University of Virginia, General Revenue Bonds, Series 2005, 5.000%, 6/01/37	6/15 at 100.00	AAA	2,903,841
1,635	Virginia Commonwealth University, Revenue Bonds, Series 2004A, 5.000%,	5/14 at 101.00	Aa2	1,795,067
	5/01/17 – AMBAC Insured
250	Virginia Small Business Finance Authority, Educational Facilities Revenue Bonds, Roanoke College, Series 2011, 5.750%, 4/01/41	4/20 at 100.00	A–	262,898
9,725	Total Education and Civic Organizations			10,081,320
	Energy – 1.4% (1.0% of Total Investments)
1,000	Virgin Islands Public Finance Authority, Refinery Facilities Revenue Bonds, Hovensa Coker Project, Senior Lien Series 2002, 6.500%, 7/01/21 (Alternative Minimum Tax)	1/13 at 100.00	Ba2	956,370
1,125	Virgin Islands Public Finance Authority, Revenue Bonds, Refinery Project Hovensa LLC, Series 2007, 4.700%, 7/01/22 (Alternative Minimum Tax)	1/15 at 100.00	Ba2	909,304
2,125	Total Energy			1,865,674
	Health Care – 27.3% (18.8% of Total Investments)
2,000	Albemarle County Industrial Development Authority, Virginia, Hospital Revenue Bonds, Martha Jefferson Hospital, Series 2002, 5.250%, 10/01/35	10/12 at 100.00	A3	2,005,440
1,500	Arlington County Industrial Development Authority, Virginia, Hospital Revenue Bonds, Virginia Hospital Center Arlington Health System, Refunding Series 2010, 5.000%, 7/01/31	7/20 at 100.00	A2	1,531,965
650	Charlotte County Industrial Development Authority, Virginia, Hospital Revenue Bonds, Halifax Regional Hospital Incorporated, Series 2007, 5.000%, 9/01/27	9/17 at 100.00	A–	652,366
1,075	Chesterfield County Economic Development Authority, Virginia, Revenue Bonds, Bon Secours Health, Series 2010C-2, 5.000%, 11/01/42 – AGC Insured	11/20 at 100.00	AA–	1,092,361
1,705	Fairfax County Industrial Development Authority, Virginia, Healthcare Revenue Bonds, Inova Health System, Series 2009, Trust 11733, 14.962%, 11/15/29 (IF)	5/19 at 100.00	AA+	2,067,023

Nuveen Investments	47

Nuveen Virginia Premium Income Municipal Fund (continued)
NPV	Portfolio of Investments
November 30, 2011 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Health Care (continued)
$4,850	Fairfax County Industrial Development Authority, Virginia, Hospital Revenue Refunding Bonds, Inova Health System, Series 1993A, 5.000%, 8/15/23	No Opt. Call	AA+	$5,566,297
1,000	Fredericksburg Economic Development Authority, Virginia, Hospital Facilities Revenue Bonds, MediCorp Health System, Series 2007, 5.250%, 6/15/23	No Opt. Call	Baa1	1,109,550
1,305	Fredericksburg Industrial Development Authority, Virginia, Revenue Bonds, MediCorp Health System, Series 2002B, 5.125%, 6/15/33	6/12 at 100.00	Baa1	1,306,827
900	Hanover County Industrial Development Authority, Virginia, Hospital Revenue Bonds, Memorial Regional Medical Center, Series 1995, 6.375%, 8/15/18 – NPFG Insured	No Opt. Call	A–	1,004,094
2,300	Harrisonburg Industrial Development Authority, Virginia, Hospital Facilities Revenue Bonds, Rockingham Memorial Hospital, Series 2006, 5.000%, 8/15/31 – AMBAC Insured	8/16 at 100.00	Baa1	2,231,115
1,440	Henrico County Economic Development Authority, Virginia, Revenue Bonds, Bon Secours Health System Inc., Series 2002A, 5.600%, 11/15/30	11/12 at 100.00	A–	1,442,808
1,500	Henrico County Industrial Development Authority, Virginia, Healthcare Revenue Bonds, Bon Secours Health System, Series 1996, 6.250%, 8/15/20 – NPFG Insured	No Opt. Call	A–	1,723,755
1,500	Manassas Industrial Development Authority, Virginia, Hospital Revenue Bonds, Prince William Hospital, Series 2002, 5.250%, 4/01/33	4/13 at 100.00	A3	1,507,470
3,000	Roanoke Industrial Development Authority, Virginia, Hospital Revenue Bonds, Carilion Health System, Series 2002A, 5.500%, 7/01/19 – NPFG Insured	7/12 at 100.00	A+	3,065,700
	Stafford County Economic Development Authority, Virginia, Hospital Facilities Revenue Bonds, MediCorp Health System, Series 2006:
2,000	5.250%, 6/15/26	6/16 at 100.00	Baa1	2,039,960
1,010	5.250%, 6/15/31	6/16 at 100.00	Baa1	1,018,696
1,695	5.250%, 6/15/37	6/16 at 100.00	Baa1	1,691,407
850	Virginia Small Business Finance Authority, Healthcare Facilities Revenue Bonds, Sentara Healthcare, Refunding Series 2010, 5.000%, 11/01/40	5/20 at 100.00	AA	880,388
2,210	Virginia Small Business Financing Authority, Wellmont Health System Project Revenue Bonds, Series 2007A, 5.250%, 9/01/37	9/17 at 100.00	BBB+	2,106,439
540	Winchester Industrial Development Authority, Virginia, Hospital Revenue Bonds Valley Health System Obligated Group, Series 2009E, 5.625%, 1/01/44	1/19 at 100.00	A+	561,373
1,425	Winchester Industrial Development Authority, Virginia, Hospital Revenue Bonds, Winchester Medical Center, Series 2007, 5.125%, 1/01/31	1/17 at 100.00	A+	1,471,897
500	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Aurora Health Care, Inc., Series 2010A, 5.625%, 4/15/39	4/20 at 100.00	A3	506,290
34,955	Total Health Care			36,583,221
	Housing/Multifamily – 0.7% (0.5% of Total Investments)
265	Virginia Housing Development Authority, Rental Housing Bonds, Series 2010C, 4.550%, 8/01/32	2/20 at 100.00	AA+	268,161
700	Waynesboro Redevelopment and Housing Authority, Virginia, Multifamily Housing Revenue Bonds, Epworth Manor, GNMA Collateralized Series 2010, 5.000%, 10/20/51	No Opt. Call	AA+	708,092
965	Total Housing/Multifamily			976,253
	Housing/Single Family – 7.3% (5.0% of Total Investments)
275	Puerto Rico Housing Finance Authority, Mortgage-Backed Securities Program Home Mortgage Revenue Bonds, Series 2003A, 4.875%, 6/01/34 (Alternative Minimum Tax)	6/13 at 100.00	Aaa	275,039
1,500	Virginia Housing Development Authority, Commonwealth Mortgage Bonds, Series 2005C-2, 4.750%, 10/01/32 (Alternative Minimum Tax)	1/15 at 100.00	AAA	1,487,175
2,780	Virginia Housing Development Authority, Commonwealth Mortgage Bonds, Series 2006 D1, 4.900%, 1/01/33 (Alternative Minimum Tax)	7/15 at 100.00	AAA	2,786,672
1,340	Virginia Housing Development Authority, Commonwealth Mortgage Bonds, Series 2006, 4.800%, 7/01/29 (Alternative Minimum Tax)	7/15 at 100.00	AAA	1,337,575
3,900	Virginia Housing Development Authority, Commonwealth Mortgage Bonds, Series 2007B, 4.750%, 7/01/32 (Alternative Minimum Tax)	7/16 at 100.00	AAA	3,866,967
9,795	Total Housing/Single Family			9,753,428

48	Nuveen Investments

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Long-Term Care – 4.3% (3.0% of Total Investments)
$2,765	Fairfax County Economic Development Authority, Virginia, Residential Care Facilities Mortgage Revenue Bonds, Goodwin House, Inc., Series 2007A, 5.125%, 10/01/37	10/17 at 100.00	N/R	$2,648,400
800	Fairfax County Economic Development Authority, Virginia, Retirement Center Revenue Bonds, Greenspring Village, Series 2006A, 4.875%, 10/01/36	10/16 at 100.00	A–	779,704
	Henrico County Economic Development Authority, Virginia, Residential Care Facility Revenue Bonds, Westminster Canterbury of Richmond, Series 2006:
100	5.000%, 10/01/27	10/17 at 100.00	BBB	96,857
2,095	5.000%, 10/01/35	No Opt. Call	BBB	1,926,688
590	Industrial Development Authority of the County of Prince William, Virginia, Residential Care Facility Revenue Bonds, Westminster at Lake, First Mortgage, Series 2006, 5.125%, 1/01/26	1/17 at 100.00	N/R	358,030
6,350	Total Long-Term Care			5,809,679
	Materials – 1.1% (0.8% of Total Investments)
500	Bedford County Industrial Development Authority, Virginia, Industrial Development Revenue Refunding Bonds, Nekoosa Packaging Corporation, Series 1998, 5.600%, 12/01/25 (Alternative Minimum Tax)	2/12 at 100.00	Baa3	499,975
1,000	Goochland County Industrial Development Authority, Virginia, Industrial Development Revenue Refunding Bonds, Nekoosa Packaging Corporation Project, Series 1998, 5.650%, 12/01/25 (Alternative Minimum Tax)	6/12 at 100.00	Baa3	999,990
1,500	Total Materials			1,499,965
	Tax Obligation/General – 13.4% (9.3% of Total Investments)
1,000	Bristol, Virginia, General Obligation Bonds, Refunding & Improvement Series 2010, 5.000%, 7/15/25	7/20 at 100.00	Aa3	1,174,630
105	Loudoun County, Virginia, General Obligation Public Improvement Bonds, Series 2002A, 5.250%, 5/01/22	5/12 at 100.00	AAA	106,767
1,300	Newport News, Virginia, General Obligation Bonds, Series 2004C, 5.000%, 5/01/16	5/14 at 101.00	Aa1	1,442,818
3,600	Portsmouth, Virginia, General Obligation Bonds, Refunding Series 2010D, 5.000%, 7/15/34	7/20 at 100.00	AA	3,861,612
1,280	Portsmouth, Virginia, General Obligation Bonds, Series 2005A, 5.000%, 4/01/15 – NPFG Insured	No Opt. Call	AA	1,453,440
1,480	Richmond, Virginia, General Obligation Bonds, Series 2004A, 5.000%, 7/15/21 – AGM Insured	7/14 at 100.00	AA	1,617,906
1,135	Suffolk, Virginia, General Obligation Bonds, Series 2005, 5.000%, 12/01/15	No Opt. Call	AA+	1,312,605
2,000	Virginia Beach, Virginia, General Obligation Bonds, Series 2003B, 5.000%, 5/01/15	5/13 at 100.00	AAA	2,118,760
4,500	Virginia Beach, Virginia, General Obligation Bonds, Series 2008, 5.000%, 10/01/27 (UB)	10/17 at 100.00	AAA	4,921,650
16,400	Total Tax Obligation/General			18,010,188
	Tax Obligation/Limited – 32.3% (22.2% of Total Investments)
	Buena Vista Public Recreational Facilities Authority, Virginia, Lease Revenue Bonds, Golf Course Project, Series 2005A:
335	5.250%, 7/15/25 – ACA Insured	7/15 at 100.00	N/R	275,430
260	5.500%, 7/15/35 – ACA Insured	7/15 at 100.00	N/R	205,574
1,340	Culpeper Industrial Development Authority, Virginia, Lease Revenue Bonds, School Facilities Project, Series 2005, 5.000%, 1/01/20 – NPFG Insured	1/15 at 100.00	Aa3	1,434,952
	Cumberland County, Virginia, Certificates of Participation, Series 1997:
245	6.200%, 7/15/12	No Opt. Call	N/R	249,072
1,375	6.375%, 7/15/17	No Opt. Call	N/R	1,472,873
1,000	Dinwiddie County Industrial Development Authority, Virginia, Lease Revenue Bonds, Refunding Series 2004B, 5.125%, 2/15/16 – NPFG Insured	2/14 at 100.00	A+	1,070,380
1,000	Fairfax County Economic Development Authority, Virginia, Lease Revenue Bonds, Joint Public Uses Community Project, Series 2006, 5.000%, 5/15/18	5/16 at 100.00	AA+	1,130,310
	Fairfax County Economic Development Authority, Virginia, Lease Revenue Bonds, Laurel Hill Public Facilities Projects, Series 2003:
2,210	5.000%, 6/01/14	6/13 at 101.00	AA+	2,375,065
1,165	5.000%, 6/01/22	6/13 at 101.00	AA+	1,230,566

Nuveen Investments	49

Nuveen Virginia Premium Income Municipal Fund (continued)
NPV	Portfolio of Investments
November 30, 2011 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Tax Obligation/Limited (continued)
$2,500	Greater Richmond Convention Center Authority, Virginia, Hotel Tax Revenue Bonds, Series 2005, 5.000%, 6/15/30 – NPFG Insured	6/15 at 100.00	A	$2,558,100
1,270	James City County Economic Development Authority, Virginia, Revenue Bonds, County Government Projects, Series 2005, 5.000%, 7/15/19	7/15 at 100.00	AA+	1,403,172
445	Montgomery County Industrial Development Authority, Virginia, Public Facility Lease Revenue Bonds, Public Projects Series 2008, 5.000%, 2/01/29	2/18 at 100.00	AA–	470,214
1,070	Puerto Rico Highway and Transportation Authority, Highway Revenue Bonds, Series 2002D, 5.000%, 7/01/32 – AGM Insured	7/12 at 100.00	AA–	1,070,471
2,000	Puerto Rico Highway and Transportation Authority, Highway Revenue Bonds, Series 2007N, 5.250%, 7/01/31 – AMBAC Insured	No Opt. Call	Baa1	2,018,240
955	Puerto Rico Highway and Transportation Authority, Subordinate Lien Highway Revenue Bonds, Series 1998, 5.000%, 7/01/28	1/12 at 100.00	Baa1	954,943
1,500	Puerto Rico Highway and Transportation Authority, Subordinate Lien Highway Revenue Bonds, Series 2003, 5.250%, 7/01/17 – FGIC Insured	7/13 at 100.00	Baa2	1,553,160
5,000	Puerto Rico Infrastructure Financing Authority, Special Tax Revenue Bonds, Series 2005A, 0.000%, 7/01/43 – AMBAC Insured	No Opt. Call	BBB+	560,600
5,875	Puerto Rico Infrastructure Financing Authority, Special Tax Revenue Bonds, Series 2005C, 0.000%, 7/01/28 – AMBAC Insured	No Opt. Call	BBB+	2,135,680
	Puerto Rico Public Buildings Authority, Guaranteed Government Facilities Revenue Refunding Bonds, Series 2002D:
265	5.250%, 7/01/27	7/12 at 100.00	Baa1	265,162
320	5.250%, 7/01/36	7/12 at 100.00	Baa1	320,013
1,100	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, First Subordinate Series 2009A, 6.000%, 8/01/42	8/19 at 100.00	A+	1,189,276
1,300	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, First Subordinate Series 2010A, 5.500%, 8/01/42	2/20 at 100.00	A+	1,356,784
1,000	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, First Subordinate Series 2010C, 6.000%, 8/01/39	8/20 at 100.00	A+	1,089,760
1,000	Puerto Rico, Highway Revenue Bonds, Highway and Transportation Authority, Series 1996Y, 6.250%, 7/01/13	No Opt. Call	A3	1,071,970
5	Puerto Rico, Highway Revenue Bonds, Highway and Transportation Authority, Series 2003AA, 5.500%, 7/01/18 – NPFG Insured	No Opt. Call	A3	5,530
1,110	Spotsylvania County Industrial Development Authority, Virginia, Lease Revenue Bonds, School Facilities, Series 2003B, 4.375%, 8/01/20 – AMBAC Insured	8/13 at 100.00	N/R	1,136,862
1,600	Stafford County and Staunton Industrial Development Authority, Virginia, Revenue Bonds,	8/16 at 100.00	Baa1	1,715,168
	Virginia Municipal League and Virginia Association of Counties Finance Program, Series 2006A, 5.000%, 8/01/23 – NPFG Insured
2,500	Stafford County Economic Development Authority, Virginia, Lease Revenue Bonds, Public Facility Projects, Series 2008, 5.000%, 4/01/33 – AGC Insured (UB)	4/18 at 100.00	AA–	2,596,725
1,000	Virgin Islands Public Finance Authority, Matching Fund Loan Notes Revenue Bonds, Series 2009B, 5.000%, 10/01/25	10/19 at 100.00	BBB	1,017,770
700	Virgin Islands Public Finance Authority, Matching Fund Loan Notes Revenue Bonds, Subordinate Lien Series 2010B, 5.250%, 10/01/29	10/20 at 100.00	Baa2	703,143
575	Virginia College Building Authority, Educational Facilities Revenue Bonds, 21st Century College Program, Series 2005A, 5.000%, 2/01/12	No Opt. Call	AA+	579,709
850	Virginia College Building Authority, Educational Facilities Revenue Bonds, 21st Century College Program, Series 2009, Trust 09-3B, 13.385%, 2/01/27 (IF) (4)	2/19 at 100.00	AA+	1,188,462
850	Virginia College Building Authority, Educational Facilities Revenue Bonds, 21st Century College Program, Series 2009, Trust 09-4B, 13.485%, 2/01/28 (IF) (4)	2/19 at 100.00	AA+	1,170,875

50	Nuveen Investments

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Tax Obligation/Limited (continued)
$1,500	Virginia Public Building Authority, Public Facilities Revenue Bonds, Series 2007, 5.000%, 8/01/12	No Opt. Call	AA+	$1,548,060
1,625	Virginia Public School Authority, School Financing Bonds, 1997 Resolution, Series 2005C, 5.000%, 8/01/17	8/15 at 100.00	AA+	1,841,044
95	Virginia Resources Authority, Infrastructure Revenue Bonds, Prerefunded-Pooled Loan Bond Program, Series 2002A, 5.000%, 5/01/19	5/12 at 100.00	AA	96,302
2,000	Virginia Transportation Board, Transportation Revenue Bonds, U.S. Route 58 Corridor Development Program, Series 2004B, 5.000%, 5/15/15	5/14 at 100.00	AA+	2,198,000
48,940	Total Tax Obligation/Limited			43,259,417
	Transportation – 13.4% (9.2% of Total Investments)
5,850	Metropolitan Washington Airports Authority, Virginia, Dulles Toll Road Revenue Bonds, Capital Appreciation Series 2009B-2, 0.000%, 10/01/34 – AGC Insured	No Opt. Call	AA–	1,501,461
1,200	Metropolitan Washington D.C. Airports Authority, Airport System Revenue Bonds, Series 2009C, 5.000%, 10/01/28	10/18 at 100.00	AA–	1,276,632
3,000	Metropolitan Washington D.C. Airports Authority, Airport System Revenue Bonds, Series 2010A, 5.000%, 10/01/30	No Opt. Call	AA–	3,197,130
2,500	Metropolitan Washington D.C. Airports Authority, System Revenue Bonds, Series 2007B, 5.000%, 10/01/35 – AMBAC Insured (Alternative Minimum Tax)	10/17 at 100.00	AA–	2,507,975
3,200	Metropolitan Washington DC Airports Authority, Virginia, Dulles Toll Road Revenue Bonds, Dulles Metrorail Capital Appreciation, Series 2010B, 0.000%, 10/01/44	10/28 at 100.00	BBB+	2,141,632
1,000	Norfolk, Virginia, Parking System Revenue Bonds, Series 2005A, 5.000%, 2/01/23 – NPFG Insured	2/15 at 100.00	Baa1	1,025,540
2,500	Richmond Metropolitan Authority, Virginia, Revenue Refunding Bonds, Expressway System, Series 2002, 5.250%, 7/15/22 – FGIC Insured	No Opt. Call	BBB	2,803,200
2,165	Virginia Port Authority, Port Facilities Revenue Refunding Bonds Series 2010, 5.000%, 7/01/40	7/19 at 100.00	Aa3	2,262,858
1,260	Virginia Port Authority, Revenue Bonds, Port Authority Facilities, Series 2006, 5.000%, 7/01/36 – FGIC Insured (Alternative Minimum Tax)	7/13 at 100.00	Aa3	1,261,184
22,675	Total Transportation			17,977,612
	U.S. Guaranteed – 22.6% (15.6% of Total Investments) (5)
750	Bristol, Virginia, General Obligation Utility System Revenue Bonds, Series 2002, 5.000%, 11/01/24 – AGM Insured (ETM)	No Opt. Call	AA– (5)	899,670
	Bristol, Virginia, Utility System Revenue Refunding Bonds, Series 2003:
1,705	5.250%, 7/15/14 (Pre-refunded 7/15/13) – NPFG Insured	7/13 at 100.00	Baa1 (5)	1,833,557
1,800	5.250%, 7/15/15 (Pre-refunded 7/15/13) – NPFG Insured	7/13 at 100.00	Baa1 (5)	1,935,720
2,775	5.250%, 7/15/23 (Pre-refunded 7/15/13) – NPFG Insured	7/13 at 100.00	Baa1 (5)	2,984,235
	Chesapeake, Virginia, General Obligation Bonds, Water and Sewerage Series 2003B:
1,880	5.000%, 6/01/21 (Pre-refunded 6/01/13)	6/13 at 100.00	AA+ (5)	2,010,058
2,060	5.000%, 6/01/23 (Pre-refunded 6/01/13)	6/13 at 100.00	AA+ (5)	2,202,511
925	Fairfax County Water Authority, Virginia, Water Revenue Refunding Bonds, Series 2002, 5.375%, 4/01/19 (Pre-refunded 4/01/12)	4/12 at 100.00	AAA	941,215
1,660	Front Royal and Warren County Industrial Development Authority, Virginia, Lease Revenue Bonds, Series 2004B, 5.000%, 4/01/18 (Pre-refunded 4/01/14) – AGM Insured	4/14 at 100.00	AA– (5)	1,826,515
1,355	Harrisonburg, Virginia, General Obligation Bonds, Public Safety and Steam Plant Series 2002, 5.000%, 7/15/19 (Pre-refunded 7/15/12) – FGIC Insured	7/12 at 101.00	AA (5)	1,409,065
60	Henrico County Economic Development Authority, Virginia, Revenue Bonds, Bon Secours Health System Inc., Series 2002A, 5.600%, 11/15/30 (Pre-refunded 11/15/12)	11/12 at 100.00	A3 (5)	63,059

Nuveen Investments	51

Nuveen Virginia Premium Income Municipal Fund (continued)
NPV	Portfolio of Investments
November 30, 2011 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	U.S. Guaranteed (5) (continued)
	Loudoun County Industrial Development Authority, Virginia, Hospital Revenue Bonds, Loudoun Hospital Center, Series 2002A:
$375	6.000%, 6/01/22 (Pre-refunded 6/01/12)	6/12 at 101.00	N/R (5)	$389,355
800	6.100%, 6/01/32 (Pre-refunded 6/01/12)	6/12 at 101.00	N/R (5)	831,024
1,185	Lynchburg, Virginia, General Obligation Bonds, Series 2004, 5.000%, 6/01/21 (Pre-refunded 6/01/14)	6/14 at 100.00	AA+ (5)	1,312,826
	Puerto Rico Highway and Transportation Authority, Highway Revenue Bonds, Series 2002D:
115	5.000%, 7/01/32 (Pre-refunded 7/01/12)	7/12 at 100.00	AA– (5)	118,228
815	5.000%, 7/01/32 (Pre-refunded 7/01/12) – AGM Insured	7/12 at 100.00	Aaa	837,877
	Puerto Rico Public Buildings Authority, Guaranteed Government Facilities Revenue Refunding Bonds, Series 2002D:
735	5.250%, 7/01/27 (Pre-refunded 7/01/12)	7/12 at 100.00	Baa1 (5)	756,352
880	5.250%, 7/01/36 (Pre-refunded 7/01/12)	7/12 at 100.00	Baa1 (5)	905,564
145	Puerto Rico, Highway Revenue Bonds, Highway and Transportation Authority, Series 2003AA, 5.500%, 7/01/18 – NPFG Insured (ETM)	No Opt. Call	A3 (5)	181,346
1,430	Roanoke, Virginia, General Obligation Public Improvement Bonds, Series 2002A, 5.000%, 10/01/17 (Pre-refunded 10/01/12)	10/12 at 101.00	AA (5)	1,501,271
	Tobacco Settlement Financing Corporation of Virginia, Tobacco Settlement Asset-Backed Bonds, Series 2005:
250	5.250%, 6/01/19 (Pre-refunded 6/01/12)	6/12 at 100.00	Aaa	256,263
3,850	5.500%, 6/01/26 (Pre-refunded 6/01/15)	6/15 at 100.00	Aaa	4,254,558
1,400	Virginia Beach Development Authority, Public Facilities Revenue Bonds, Series 2005A, 5.000%, 5/01/22 (Pre-refunded 5/01/15)	5/15 at 100.00	AA+ (5)	1,601,768
1,100	Virginia Beach, Virginia, General Obligation Bonds, Series 2005, 5.000%, 1/15/20 (Pre-refunded 1/15/16)	1/16 at 100.00	AAA	1,275,956
28,050	Total U.S. Guaranteed			30,327,993
	Utilities – 2.4% (1.7% of Total Investments)
2,500	Mecklenburg County Industrial Development Authority, Virginia, Revenue Bonds, UAE Mecklenburg Cogeneration LP, Series 2002, 6.500%, 10/15/17 (Alternative Minimum Tax)	10/12 at 100.00	Baa1	2,510,175
730	Virgin Islands Water and Power Authority, Electric System Revenue Bonds, Refunding Series 2007A, 5.000%, 7/01/24	7/17 at 100.00	BBB–	749,820
3,230	Total Utilities			3,259,995
	Water and Sewer – 6.6% (4.5% of Total Investments)
	Fairfax County Water Authority, Virginia, Water Revenue Refunding Bonds, Series 2002:
105	5.375%, 4/01/19	4/12 at 100.00	AAA	106,602
800	5.000%, 4/01/27	4/12 at 100.00	AAA	805,248
265	Henry County Public Service Authority, Virginia, Water and Sewerage Revenue Refunding Bonds, Series 2001, 5.500%, 11/15/17 – AGM Insured	No Opt. Call	AA–	311,351
1,000	Loudoun County Sanitation Authority, Virginia, Water and Sewerage System Revenue Bonds, Series 2004, 5.000%, 1/01/26	1/15 at 100.00	AAA	1,058,659

52	Nuveen Investments

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Water and Sewer (continued)
	Norfolk, Virginia, Water Revenue Refunding Bonds, Series 2001:
$1,310	5.000%, 11/01/21 – FGIC Insured	5/12 at 100.00	AA+	$1,314,361
1,380	5.000%, 11/01/22 – FGIC Insured	5/12 at 100.00	AA+	1,384,415
1,800	Virginia Beach, Virginia, Water and Sewer System Revenue Bonds, Series 2005, 5.000%, 10/01/30	10/15 at 100.00	AAA	1,978,811
1,515	Virginia State Resources Authority, Clean Water Revenue Bonds, Series 2007, Trust 3036, 13.468%, 10/01/15 (IF)	No Opt. Call	AAA	1,840,542
8,175	Total Water and Sewer			8,799,989
$225,705	Total Investments (cost $188,781,110) – 145.0%			194,465,603
	Floating Rate Obligations – (3.5)%			(4,630,000)
	MuniFund Term Preferred Shares, at Liquidation Value – (45.8)% (6)			(61,408,000)
	Other Assets Less Liabilities – 4.3%			5,641,438
	Net Assets Applicable to Common Shares – 100%			$134,069,041

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.
(2)
Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.

(3)
Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(4)	Investment, or portion of investment, has been pledged to collateralize net payment obligations for investments in inverse floating rate obligations.
(5)
Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest. Certain bonds backed by U.S. Government or agency securities are regarded as having an implied rating equal to the rating of such securities.

(6)	MuniFund Term Preferred Shares, at Liquidation Value as a percentage of Total Investments is 31.6%.
N/R	Not rated.
(ETM)	Escrowed to maturity.
(IF)	Inverse floating rate investment.
(UB)
Underlying bond of an inverse floating rate trust reflected as a financing transaction. See Notes to Financial Statements, Footnote 1 – General Information and Significant Accounting Policies, Inverse Floating Rate Securities for more information.

See accompanying notes to financial statements.

Nuveen Investments	53

Nuveen Virginia Dividend Advantage Municipal Fund
NGB	Portfolio of Investments
November 30, 2011 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Consumer Staples – 5.2% (3.6% of Total Investments)
$480	Guam Economic Development & Commerce Authority, Tobacco Settlement Asset-Backed Bonds, Series 2007A, 5.250%, 6/01/32	6/17 at 100.00	N/R	$439,704
10,000	Puerto Rico, The Children’s Trust Fund, Tobacco Settlement Asset-Backed Bonds, Series 2005A, 0.000%, 5/15/50	5/15 at 11.19	BBB–	461,300
1,660	Tobacco Settlement Financing Corporation of Virginia, Tobacco Settlement Asset Backed Bonds, Series 2007B1, 5.000%, 6/01/47	6/17 at 100.00	BB–	1,023,656
715	Tobacco Settlement Financing Corporation of Virginia, Tobacco Settlement Asset-Backed Bonds, Series 2007B2, 5.200%, 6/01/46	6/17 at 100.00	BB–	429,172
12,855	Total Consumer Staples			2,353,832
	Education and Civic Organizations – 5.7% (3.9% of Total Investments)
580	Amherst Industrial Development Authority, Virginia, Revenue Bonds, Sweet Briar College, Series 2006, 5.000%, 9/01/26	9/16 at 100.00	BBB	583,857
200	Lexington Industrial Development Authority, Virginia, Educational Facilities Revenue Bonds, VMI Development Board Project, Series 2006C, 5.000%, 12/01/36	6/19 at 100.00	Aa2	213,454
500	Prince William County Industrial Development Authority, Virginia, Educational Facilities Revenue Bonds, Catholic Diocese of Arlington, Series 2003, 5.500%, 10/01/33	10/13 at 101.00	A2	509,870
50	Prince William County Industrial Development Authority, Virginia, Student Housing Revenue Bonds, George Mason University Foundation Prince William Housing LLC Project, Series 2011A, 5.125%, 9/01/41	9/21 at 100.00	A	51,113
	Puerto Rico Industrial, Tourist, Educational, Medical and Environmental Control Facilities Financing Authority, Higher Education Revenue Bonds, Ana G. Mendez University System, Series 1999:
145	5.375%, 2/01/19	2/12 at 100.00	BBB–	145,049
320	5.375%, 2/01/29	2/12 at 100.00	BBB–	299,696
500	Virginia College Building Authority, Educational Facilities Revenue Refunding Bonds, Marymount University, Series 1998, 5.100%, 7/01/18 – RAAI Insured	1/12 at 100.00	N/R	500,510
250	Virginia Small Business Finance Authority, Educational Facilities Revenue Bonds, Roanoke College, Series 2011, 5.750%, 4/01/41	4/20 at 100.00	A–	262,898
2,545	Total Education and Civic Organizations			2,566,447
	Energy – 3.9% (2.7% of Total Investments)
1,000	Virgin Islands Public Finance Authority, Refinery Facilities Revenue Bonds, Hovensa Coker Project, Senior Lien Series 2002, 6.500%, 7/01/21 (Alternative Minimum Tax)	1/13 at 100.00	Ba2	956,370
1,000	Virgin Islands Public Finance Authority, Revenue Bonds, Refinery Project Hovensa LLC, Series 2007, 4.700%, 7/01/22 (Alternative Minimum Tax)	1/15 at 100.00	Ba2	808,270
2,000	Total Energy			1,764,640
	Health Care – 24.6% (17.0% of Total Investments)
1,500	Arlington County Industrial Development Authority, Virginia, Hospital Revenue Bonds, Virginia Hospital Center Arlington Health System, Refunding Series 2010, 5.000%, 7/01/31	7/20 at 100.00	A2	1,531,965
250	Charlotte County Industrial Development Authority, Virginia, Hospital Revenue Bonds, Halifax Regional Hospital Incorporated, Series 2007, 5.000%, 9/01/37	9/17 at 100.00	A–	241,723
385	Chesterfield County Economic Development Authority, Virginia, Revenue Bonds, Bon Secours Health, Series 2010C-2, 5.000%, 11/01/42 – AGC Insured	11/20 at 100.00	AA–	391,218
565	Fairfax County Industrial Development Authority, Virginia, Healthcare Revenue Bonds, Inova Health System, Series 2009, Trust 11733, 14.962%, 11/15/29 (IF)	5/19 at 100.00	AA+	684,966
100	Fairfax County Industrial Development Authority, Virginia, Hospital Revenue Refunding Bonds, Inova Health System, Series 1993A, 5.000%, 8/15/23	No Opt. Call	AA+	114,769

54	Nuveen Investments

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Health Care (continued)
$1,000	Fauquier County Industrial Development Authority, Virginia, Hospital Revenue Bonds, Fauquier Hospital, Series 2002, 5.250%, 10/01/25 – RAAI Insured	10/12 at 102.00	BBB+	$1,016,710
500	Fredericksburg Economic Development Authority, Virginia, Hospital Facilities Revenue Bonds, MediCorp Health System, Series 2007, 5.250%, 6/15/23	No Opt. Call	Baa1	554,775
500	Fredericksburg Industrial Development Authority, Virginia, Revenue Bonds, MediCorp Health System, Series 2002B, 5.125%, 6/15/33	6/12 at 100.00	Baa1	500,700
820	Harrisonburg Industrial Development Authority, Virginia, Hospital Facilities Revenue Bonds, Rockingham Memorial Hospital, Series 2006, 5.000%, 8/15/31 – AMBAC Insured	8/16 at 100.00	Baa1	795,441
480	Henrico County Economic Development Authority, Virginia, Revenue Bonds, Bon Secours Health System Inc., Series 2002A, 5.600%, 11/15/30	11/12 at 100.00	A–	480,936
525	Manassas Industrial Development Authority, Virginia, Hospital Revenue Bonds, Prince William Hospital, Series 2002, 5.250%, 4/01/33	4/13 at 100.00	A3	527,615
	Stafford County Economic Development Authority, Virginia, Hospital Facilities Revenue Bonds, MediCorp Health System, Series 2006:
750	5.250%, 6/15/25	6/16 at 100.00	Baa1	771,675
360	5.250%, 6/15/31	6/16 at 100.00	Baa1	363,100
605	5.250%, 6/15/37	6/16 at 100.00	Baa1	603,717
450	Virginia Small Business Finance Authority, Healthcare Facilities Revenue Bonds, Sentara Healthcare, Refunding Series 2010, 5.000%, 11/01/40	5/20 at 100.00	AA	466,088
785	Virginia Small Business Financing Authority, Wellmont Health System Project Revenue Bonds, Series 2007A, 5.250%, 9/01/37	9/17 at 100.00	BBB+	748,215
360	Winchester Industrial Development Authority, Virginia, Hospital Revenue Bonds Valley Health System Obligated Group, Series 2009E, 5.625%, 1/01/44	1/19 at 100.00	A+	374,249
715	Winchester Industrial Development Authority, Virginia, Hospital Revenue Bonds, Winchester Medical Center, Series 2007, 5.125%, 1/01/31	1/17 at 100.00	A+	738,531
180	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Aurora Health Care, Inc., Series 2010A, 5.625%, 4/15/39	4/20 at 100.00	A3	182,264
10,830	Total Health Care			11,088,657
	Housing/Multifamily – 3.5% (2.4% of Total Investments)
1,000	Arlington County Industrial Development Authority, Virginia, Multifamily Housing Mortgage Revenue Bonds, Arlington View Terrace Apartments, Series 2001, 5.150%, 11/01/31(Mandatory put 11/01/19) (Alternative Minimum Tax)	3/12 at 102.00	AA+	1,020,910
200	Virginia Housing Development Authority, Rental Housing Bonds, Series 2010A, 5.000%, 4/01/45	10/19 at 100.00	AA+	202,704
90	Virginia Housing Development Authority, Rental Housing Bonds, Series 2010C, 4.550%, 8/01/32	2/20 at 100.00	AA+	91,074
250	Waynesboro Redevelopment and Housing Authority, Virginia, Multifamily Housing Revenue Bonds, Epworth Manor, GNMA Collateralized Series 2010, 5.000%, 10/20/51	No Opt. Call	AA+	252,890
1,540	Total Housing/Multifamily			1,567,578
	Housing/Single Family – 7.6% (5.2% of Total Investments)
600	Virginia Housing Development Authority, Commonwealth Mortgage Bonds, Series 2005C-2, 4.750%, 10/01/32 (Alternative Minimum Tax)	1/15 at 100.00	AAA	594,870
960	Virginia Housing Development Authority, Commonwealth Mortgage Bonds, Series 2006 D1, 4.900%, 1/01/33 (Alternative Minimum Tax)	7/15 at 100.00	AAA	962,304
480	Virginia Housing Development Authority, Commonwealth Mortgage Bonds, Series 2006, 4.800%, 7/01/29 (Alternative Minimum Tax)	7/15 at 100.00	AAA	479,131
1,400	Virginia Housing Development Authority, Commonwealth Mortgage Bonds, Series 2007B, 4.750%, 7/01/32 (Alternative Minimum Tax)	7/16 at 100.00	AAA	1,388,142
3,440	Total Housing/Single Family			3,424,447

Nuveen Investments	55

Nuveen Virginia Dividend Advantage Municipal Fund (continued)
NGB	Portfolio of Investments
November 30, 2011 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Long-Term Care – 13.3% (9.2% of Total Investments)
$700	Albemarle County Industrial Development Authority, Virginia, Residential Care Facilities Mortgage Revenue Bonds, Westminster-Canterbury of the Blue Ridge, Series 2007, 5.000%, 1/01/31	1/17 at 100.00	N/R	$638,848
350	Chesterfield County Health Center Commission, Virginia, Mortgage Revenue Bonds, Lucy Corr Village, Series 2005, 5.625%, 12/01/39	12/15 at 100.00	N/R	292,005
1,005	Fairfax County Economic Development Authority, Virginia, Residential Care Facilities Mortgage Revenue Bonds, Goodwin House, Inc., Series 2007A, 5.125%, 10/01/37	10/17 at 100.00	N/R	962,619
500	Fairfax County Economic Development Authority, Virginia, Retirement Center Revenue Bonds, Greenspring Village, Series 2006A, 4.750%, 10/01/26	10/16 at 100.00	A–	501,575
1,040	Henrico County Economic Development Authority, Virginia, Residential Care Facility Revenue Bonds, Westminster Canterbury of Richmond, Series 2006, 5.000%, 10/01/35	No Opt. Call	BBB	956,446
1,200	Industrial Development Authority of the County of Prince William, Virginia, Residential Care Facility Revenue Bonds, Westminster at Lake, First Mortgage, Series 2006, 5.125%, 1/01/26	1/17 at 100.00	N/R	728,196
650	James City County Industrial Development Authority, Virginia, Residential Care Facility First Mortgage Revenue Refunding Bonds, Williamsburg Landing Inc., Series 2003A, 6.000%, 3/01/23	3/12 at 101.00	N/R	643,650
530	Roanoke Industrial Development Authority, Virginia, Residential Revenue Bonds, Virginia Lutheran Homes Incorporated, Series 2006, 5.000%, 12/01/39	12/16 at 100.00	N/R	430,408
350	Suffolk Industrial Development Authority, Virginia, Retirement Facilities First Mortgage Revenue Bonds, Lake Prince Center, Series 2006, 5.300%, 9/01/31	9/16 at 100.00	N/R	315,844
350	Virginia Beach Development Authority, Virginia, Residential Care Facility Mortgage Revenue Bonds, Westminster Canterbury on Chesapeake Bay, Series 2005, 5.000%, 11/01/22	11/15 at 100.00	N/R	351,593
175	Winchester Industrial Development Authority, Virginia, Residential Care Facility Revenue Bonds, Westminster-Canterbury of Winchester Inc., Series 2005A, 5.200%, 1/01/27	1/15 at 100.00	N/R	175,411
6,850	Total Long-Term Care			5,996,595
	Materials – 0.9% (0.6% of Total Investments)
100	Bedford County Industrial Development Authority, Virginia, Industrial Development Revenue Refunding Bonds, Nekoosa Packaging Corporation, Series 1998, 5.600%, 12/01/25 (Alternative Minimum Tax)	2/12 at 100.00	Baa3	99,995
20	Bedford County Industrial Development Authority, Virginia, Industrial Development Revenue	6/12 at 100.00	Baa3	20,014
	Refunding Bonds, Nekoosa Packaging Corporation, Series 1999A, 6.550%, 12/01/25 (Alternative Minimum Tax)
220	Goochland County Industrial Development Authority, Virginia, Industrial Development Revenue Refunding Bonds, Nekoosa Packaging Corporation Project, Series 1998, 5.650%, 12/01/25 (Alternative Minimum Tax)	6/12 at 100.00	Baa3	219,998
340	Total Materials			340,007
	Tax Obligation/General – 16.7% (11.5% of Total Investments)
440	Bristol, Virginia, General Obligation Bonds, Refunding & Improvement Series 2010, 5.000%, 7/15/25	7/20 at 100.00	Aa3	516,837
1,000	Fairfax County, Virginia, Public Improvement General Obligation Bonds, Series 2004B, 5.000%, 10/01/12	No Opt. Call	AAA	1,039,820
700	Loudoun County, Virginia, General Obligation Bonds, Series 2006B, 5.000%, 12/01/25	12/16 at 100.00	AAA	769,265
845	Newport News, Virginia, General Obligation Bonds, Series 2004C, 5.000%, 5/01/16	5/14 at 101.00	Aa1	937,832
1,250	Portsmouth, Virginia, General Obligation Bonds, Refunding Series 2010D, 5.000%, 7/15/34	7/20 at 100.00	AA	1,340,838
620	Richmond, Virginia, General Obligation Bonds, Series 2005A, 5.000%, 7/15/17 – AGM Insured	7/15 at 100.00	AA	705,120
400	Suffolk, Virginia, General Obligation Bonds, Series 2005, 5.000%, 12/01/15	No Opt. Call	AA+	462,592
1,600	Virginia Beach, Virginia, General Obligation Bonds, Series 2008, 5.000%, 10/01/26 (UB)	10/17 at 100.00	AAA	1,760,640
6,855	Total Tax Obligation/General			7,532,944

56	Nuveen Investments

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Tax Obligation/Limited – 35.7% (24.6% of Total Investments)
$100	Bell Creek Community Development Authority, Virginia, Special Assessment Bonds, Series 2003A, 6.750%, 3/01/22	3/13 at 101.00	N/R	$100,461
	Buena Vista Public Recreational Facilities Authority, Virginia, Lease Revenue Bonds, Golf Course Project, Series 2005A:
120	5.250%, 7/15/25 – ACA Insured	7/15 at 100.00	N/R	98,662
95	5.500%, 7/15/35 – ACA Insured	7/15 at 100.00	N/R	75,114
500	Fairfax County Economic Development Authority, Virginia, Lease Revenue Bonds, Joint Public Uses Community Project, Series 2006, 5.000%, 5/15/18	5/16 at 100.00	AA+	565,155
510	Government of Guam, Business Privilege Tax Bonds, Series 2011A, 5.000%, 1/01/31 (WI/DD, Settling 12/01/11)	1/22 at 100.00	A	526,917
1,200	Greater Richmond Convention Center Authority, Virginia, Hotel Tax Revenue Bonds, Series 2005, 5.000%, 6/15/30 – NPFG Insured	6/15 at 100.00	A	1,227,888
160	Montgomery County Industrial Development Authority, Virginia, Public Facility Lease Revenue Bonds, Public Projects Series 2008, 5.000%, 2/01/29	2/18 at 100.00	AA–	169,066
580	Prince William County, Virginia, Certificates of Participation, County Facilities, Series 2005, 5.000%, 6/01/20 – AMBAC Insured	6/15 at 100.00	Aa1	627,815
700	Puerto Rico Highway and Transportation Authority, Highway Revenue Bonds, Series 2007N, 5.250%, 7/01/31 – AMBAC Insured	No Opt. Call	Baa1	706,384
3,000	Puerto Rico Infrastructure Financing Authority, Special Tax Revenue Bonds, Series 2005A, 0.000%, 7/01/29 – AMBAC Insured	No Opt. Call	BBB+	999,090
1,200	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, First Subordinate Series 2009A, 6.000%, 8/01/42	8/19 at 100.00	A+	1,297,392
780	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, First Subordinate Series 2010A, 5.500%, 8/01/42	2/20 at 100.00	A+	814,070
550	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, First Subordinate Series 2010C, 6.000%, 8/01/39	8/20 at 100.00	A+	599,368
	Puerto Rico, Highway Revenue Bonds, Highway and Transportation Authority, Series 2005BB:
1,080	5.250%, 7/01/17 – AMBAC Insured	No Opt. Call	A3	1,185,505
645	5.250%, 7/01/22 – AGM Insured	No Opt. Call	AA–	705,843
1,000	Spotsylvania County Industrial Development Authority, Virginia, Lease Revenue Bonds, School Facilities, Series 2003B, 5.125%, 8/01/23 – AMBAC Insured	8/13 at 100.00	N/R	1,049,930
600	Stafford County and Staunton Industrial Development Authority, Virginia, Revenue Bonds, Virginia Municipal League and Virginia Association of Counties Finance Program, Series 2006A, 5.000%, 8/01/23 – NPFG Insured	8/16 at 100.00	Baa1	643,188
890	Stafford County Economic Development Authority, Virginia, Lease Revenue Bonds, Public Facility Projects, Series 2008, 5.000%, 4/01/33 – AGC Insured (UB)	4/18 at 100.00	AA–	924,434
880	Virgin Islands Public Finance Authority, Gross Receipts Taxes Loan Note, Series 1999A, 6.375%, 10/01/19	4/12 at 100.00	BBB+	881,857
250	Virgin Islands Public Finance Authority, Matching Fund Loan Notes Revenue Bonds, Subordinate Lien Series 2010B, 5.250%, 10/01/29	10/20 at 100.00	Baa2	251,123
280	Virginia College Building Authority, Educational Facilities Revenue Bonds, 21st Century College Program, Series 2009, Trust 09-3B, 13.385%, 2/01/27 (IF) (4)	2/19 at 100.00	AA+	391,493
280	Virginia College Building Authority, Educational Facilities Revenue Bonds, 21st Century College Program, Series 2009, Trust 09-4B, 13.485%, 2/01/28 (IF) (4)	2/19 at 100.00	AA+	385,700
340	Virginia Gateway Community Development Authority, Prince William County, Special Assessment Bonds, Series 2003, 6.375%, 3/01/30	3/13 at 102.00	N/R	343,179
1,100	Virginia Public School Authority, Literary Trust Fund State Appropriation Bonds, School Technology Notes, Series 2008-VIII, 5.000%, 4/15/12	No Opt. Call	AA+	1,120,075
345	Virginia Public School Authority, School Financing Bonds, 1997 Resolution, Series 2005C, 5.000%, 8/01/17	8/15 at 100.00	AA+	390,868
17,185	Total Tax Obligation/Limited			16,080,577

Nuveen Investments	57

Nuveen Virginia Dividend Advantage Municipal Fund (continued)
NGB	Portfolio of Investments
November 30, 2011 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Transportation – 10.8% (7.4% of Total Investments)
$1,000	Capital Region Airport Authority, Richmond, Virginia, Revenue Bonds, Richmond International Airport, Series 2005A, 5.000%, 7/01/18 – AGM Insured	7/15 at 100.00	AA–	$1,097,880
1,000	Chesapeake Bay Bridge and Tunnel Commission, Virginia, General Resolution Revenue Refunding Bonds, Series 1998, 5.500%, 7/01/25 – NPFG Insured	No Opt. Call	Baa1	1,065,620
1,300	Metropolitan Washington DC Airports Authority, Virginia, Dulles Toll Road Revenue Bonds, Dulles Metrorail Capital Appreciation, Series 2010B, 0.000%, 10/01/44	10/28 at 100.00	BBB+	870,038
500	Norfolk, Virginia, Parking System Revenue Bonds, Series 2005A, 5.000%, 2/01/23 – NPFG Insured	2/15 at 100.00	Baa1	512,770
500	Richmond Metropolitan Authority, Virginia, Revenue Refunding Bonds, Expressway System, Series 2002, 5.250%, 7/15/22 – FGIC Insured	No Opt. Call	BBB	560,640
285	Virginia Port Authority, Port Facilities Revenue Refunding Bonds Series 2010, 5.000%, 7/01/40	7/19 at 100.00	Aa3	297,882
455	Virginia Port Authority, Revenue Bonds, Port Authority Facilities, Series 2006, 5.000%, 7/01/36 – FGIC Insured (Alternative Minimum Tax)	7/13 at 100.00	Aa3	455,428
5,040	Total Transportation			4,860,258
	U.S. Guaranteed – 12.4% (8.5% of Total Investments) (5)
500	Albemarle County Industrial Development Authority, Virginia, Residential Care Facility Revenue Bonds, Westminster Canterbury of the Blue Ridge First Mortgage, Series 2001, 6.200%, 1/01/31 (Pre-refunded 1/01/12)	1/12 at 100.00	N/R (5)	502,545
1,000	Bristol, Virginia, Utility System Revenue Refunding Bonds, Series 2001, 5.000%, 7/15/21 – AGM Insured (ETM)	No Opt. Call	AA– (5)	1,182,610
374	Broad Street Community Development Authority, Virginia, Revenue Bonds, Series 2003, 7.500%, 6/01/33 (Pre-refunded 6/01/13)	6/13 at 102.00	N/R (5)	417,388
20	Henrico County Economic Development Authority, Virginia, Revenue Bonds, Bon Secours Health System Inc., Series 2002A, 5.600%, 11/15/30 (Pre-refunded 11/15/12)	11/12 at 100.00	A3 (5)	21,020
425	Loudoun County Industrial Development Authority, Virginia, Hospital Revenue Bonds, Loudoun Hospital Center, Series 2002A, 6.000%, 6/01/22 (Pre-refunded 6/01/12)	6/12 at 101.00	N/R (5)	441,269
500	Loudoun County, Virginia, General Obligation Public Improvement Bonds, Series 2005B, 5.000%, 6/01/18 (Pre-refunded 6/01/15)	6/15 at 100.00	AAA	573,425
355	Puerto Rico, Highway Revenue Bonds, Highway and Transportation Authority, Series 2005BB, 5.250%, 7/01/22 – AGM Insured (ETM)	No Opt. Call	AA– (5)	451,365
725	Tobacco Settlement Financing Corporation of Virginia, Tobacco Settlement Asset-Backed Bonds, Series 2005, 5.500%, 6/01/26 (Pre-refunded 6/01/15)	6/15 at 100.00	Aaa	801,182
195	Virginia Beach Development Authority, Public Facilities Revenue Bonds, Series 2005A, 5.000%, 5/01/22 (Pre-refunded 5/01/15)	5/15 at 100.00	AA+ (5)	223,102
400	Virginia Beach, Virginia, General Obligation Bonds, Series 2005, 5.000%, 1/15/20 (Pre-refunded 1/15/16)	1/16 at 100.00	AAA	463,983
500	Virginia College Building Authority, Educational Facilities Revenue Bonds, 21st Century College Program, Series 2002A, 5.000%, 2/01/22 (Pre-refunded 2/01/12)	2/12 at 100.00	AA+ (5)	504,079
4,994	Total U.S. Guaranteed			5,581,968
	Utilities – 2.2% (1.5% of Total Investments)
1,000	Mecklenburg County Industrial Development Authority, Virginia, Revenue Bonds, UAE Mecklenburg Cogeneration LP, Series 2002, 6.500%, 10/15/17 (Alternative Minimum Tax)	10/12 at 100.00	Baa1	1,004,069

58	Nuveen Investments

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Water and Sewer – 2.7% (1.9% of Total Investments)
$500	Virginia Beach, Virginia, Water and Sewer System Revenue Bonds, Series 2005, 5.000%, 10/01/30	10/15 at 100.00	AAA	$549,669
545	Virginia State Resources Authority, Clean Water Revenue Bonds, Series 2007, Trust 3036, 13.468%, 10/01/15 (IF)	No Opt. Call	AAA	662,109
1,045	Total Water and Sewer			1,211,778
$76,519	Total Investments (cost $64,806,161) – 145.2%			65,373,797
	Floating Rate Obligations – (3.6)%			(1,640,000)
	MuniFund Term Preferred Shares, at Liquidation Value – (50.6)% (6)			(22,800,000)
	Other Assets Less Liabilities – 9.0%			4,089,942
	Net Assets Applicable to Common Shares – 100%			$45,023,739

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.
(2)
Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.

(3)
Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Services, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(4)	Investment, or portion of investment, has been pledged to collateralize net payment obligations for investments in inverse floating rate transactions.
(5)
Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest. Certain bonds backed by U.S. Government or agency securities are regarded as having an implied rating equal to the rating of such securities.

(6)	MuniFund Term Preferred Shares, at Liquidation Value as a percentage of Total Investments is 34.9%.
N/R	Not rated.
WI/DD	Purchased on a when-issued or delayed delivery basis.
(ETM)	Escrowed to maturity.
(IF)	Inverse floating rate investment.
(UB)
Underlying bond of an inverse floating rate trust reflected as a financing transaction. See Notes to Financial Statements, Footnote 1 – General Information and Significant Accounting Policies, Inverse Floating Rate Securities for more information.

See accompanying notes to financial statements.

Nuveen Investments	59

Nuveen Virginia Dividend Advantage Municipal Fund 2
NNB	Portfolio of Investments
November 30, 2011 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Consumer Staples – 4.0% (2.7% of Total Investments)
$12,000	Puerto Rico, The Children’s Trust Fund, Tobacco Settlement Asset-Backed Bonds, Series 2005A, 0.000%, 5/15/50	5/15 at 11.19	BBB–	$553,560
3,100	Tobacco Settlement Financing Corporation of Virginia, Tobacco Settlement Asset Backed Bonds, Series 2007B1, 5.000%, 6/01/47	6/17 at 100.00	BB–	1,911,646
1,430	Tobacco Settlement Financing Corporation of Virginia, Tobacco Settlement Asset-Backed Bonds, Series 2007B2, 5.200%, 6/01/46	6/17 at 100.00	BB–	858,343
16,530	Total Consumer Staples			3,323,549
	Education and Civic Organizations – 8.0% (5.4% of Total Investments)
1,000	Fairfax County Economic Development Authority, Virginia, Revenue Bonds, National Wildlife Federation, Series 1999, 5.375%, 9/01/29 – NPFG Insured	3/12 at 100.00	A3	1,002,840
280	Lexington Industrial Development Authority, Virginia, Educational Facilities Revenue Bonds, VMI Development Board Project, Series 2006C, 5.000%, 12/01/36	6/19 at 100.00	Aa2	298,836
1,000	Prince William County Industrial Development Authority, Virginia, Educational Facilities Revenue Bonds, Catholic Diocese of Arlington, Series 2003, 5.500%, 10/01/33	10/13 at 101.00	A2	1,019,740
950	Prince William County Industrial Development Authority, Virginia, Student Housing Revenue Bonds, George Mason University Foundation Prince William Housing LLC Project, Series 2011A, 5.125%, 9/01/41	9/21 at 100.00	A	971,147
1,400	Puerto Rico Industrial, Tourist, Educational, Medical and Environmental Control Facilities Financing Authority, Higher Education Revenue Refunding Bonds, Ana G. Mendez University System, Series 2002, 5.375%, 12/01/21	12/12 at 101.00	BBB–	1,406,188
2,000	Winchester Industrial Development Authority, Virginia, Educational Facilities First Mortgage Revenue Bonds, Shenandoah University, Series 1998, 5.250%, 10/01/28 – NPFG Insured	4/12 at 100.00	Baa1	2,004,940
6,630	Total Education and Civic Organizations			6,703,691
	Energy – 1.0% (0.6% of Total Investments)
1,000	Virgin Islands Public Finance Authority, Revenue Bonds, Refinery Project Hovensa LLC, Series 2007, 4.700%, 7/01/22 (Alternative Minimum Tax)	1/15 at 100.00	Ba2	808,270
	Health Care – 31.4% (21.1% of Total Investments)
1,500	Albemarle County Industrial Development Authority, Virginia, Hospital Revenue Bonds, Martha Jefferson Hospital, Series 2002, 5.250%, 10/01/35	10/12 at 100.00	A3	1,504,080
2,000	Arlington County Industrial Development Authority, Virginia, Hospital Revenue Bonds, Virginia Hospital Center Arlington Health System, Refunding Series 2010, 5.000%, 7/01/31	7/20 at 100.00	A2	2,042,620
895	Charlotte County Industrial Development Authority, Virginia, Hospital Revenue Bonds, Halifax Regional Hospital Incorporated, Series 2007, 5.000%, 9/01/27	9/17 at 100.00	A–	898,258
685	Chesterfield County Economic Development Authority, Virginia, Revenue Bonds, Bon Secours Health, Series 2010C-2, 5.000%, 11/01/42 – AGC Insured	11/20 at 100.00	AA–	696,063
1,070	Fairfax County Industrial Development Authority, Virginia, Healthcare Revenue Bonds, Inova Health System, Series 2009, Trust 11733, 14.962%, 11/15/29 (IF)	5/19 at 100.00	AA+	1,297,193
3,000	Fauquier County Industrial Development Authority, Virginia, Hospital Revenue Bonds, Fauquier Hospital, Series 2002, 5.250%, 10/01/25 – RAAI Insured	10/12 at 102.00	BBB+	3,050,130
1,000	Fredericksburg Economic Development Authority, Virginia, Hospital Facilities Revenue Bonds, MediCorp Health System, Series 2007, 5.250%, 6/15/23	No Opt. Call	Baa1	1,109,550
675	Fredericksburg Industrial Development Authority, Virginia, Revenue Bonds, MediCorp Health System, Series 2002B, 5.125%, 6/15/33	6/12 at 100.00	Baa1	675,945
1,500	Harrisonburg Industrial Development Authority, Virginia, Hospital Facilities Revenue Bonds, Rockingham Memorial Hospital, Series 2006, 5.000%, 8/15/31 – AMBAC Insured	8/16 at 100.00	Baa1	1,455,075
960	Henrico County Economic Development Authority, Virginia, Revenue Bonds, Bon Secours Health System Inc., Series 2002A, 5.600%, 11/15/30	11/12 at 100.00	A–	961,872
1,155	Manassas Industrial Development Authority, Virginia, Hospital Revenue Bonds, Prince William Hospital, Series 2002, 5.250%, 4/01/33	4/13 at 100.00	A3	1,160,752

60	Nuveen Investments

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Health Care (continued)
$3,915	Roanoke Industrial Development Authority, Virginia, Hospital Revenue Bonds, Carilion Health System, Series 2002A, 5.500%, 7/01/20 – NPFG Insured	7/12 at 100.00	A+	$3,996,119
	Stafford County Economic Development Authority, Virginia, Hospital Facilities Revenue Bonds, MediCorp Health System, Series 2006:
1,250	5.250%, 6/15/25	6/16 at 100.00	Baa1	1,286,125
655	5.250%, 6/15/31	6/16 at 100.00	Baa1	660,640
1,095	5.250%, 6/15/37	6/16 at 100.00	Baa1	1,092,679
1,250	Virginia Small Business Finance Authority, Healthcare Facilities Revenue Bonds, Sentara Healthcare, Refunding Series 2010, 5.000%, 11/01/40	5/20 at 100.00	AA	1,294,688
1,430	Virginia Small Business Financing Authority, Wellmont Health System Project Revenue Bonds, Series 2007A, 5.250%, 9/01/37	9/17 at 100.00	BBB+	1,362,990
720	Winchester Industrial Development Authority, Virginia, Hospital Revenue Bonds Valley Health System Obligated Group, Series 2009E, 5.625%, 1/01/44	1/19 at 100.00	A+	748,498
715	Winchester Industrial Development Authority, Virginia, Hospital Revenue Bonds, Winchester Medical Center, Series 2007, 5.125%, 1/01/31	1/17 at 100.00	A+	738,531
340	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Aurora Health Care, Inc., Series 2010A, 5.625%, 4/15/39	4/20 at 100.00	A3	344,277
25,810	Total Health Care			26,376,085
	Housing/Multifamily – 1.0% (0.7% of Total Investments)
200	Virginia Housing Development Authority, Rental Housing Bonds, Series 2010A, 5.000%, 4/01/45	10/19 at 100.00	AA+	202,704
175	Virginia Housing Development Authority, Rental Housing Bonds, Series 2010C, 4.550%, 8/01/32	2/20 at 100.00	AA+	177,088
500	Waynesboro Redevelopment and Housing Authority, Virginia, Multifamily Housing Revenue Bonds, Epworth Manor, GNMA Collateralized Series 2010, 5.000%, 10/20/51	No Opt. Call	AA+	505,780
875	Total Housing/Multifamily			885,572
	Housing/Single Family – 4.7% (3.2% of Total Investments)
500	Virginia Housing Development Authority, Commonwealth Mortgage Bonds, Series 2005C-2, 4.750%, 10/01/32 (Alternative Minimum Tax)	1/15 at 100.00	AAA	495,725
920	Virginia Housing Development Authority, Commonwealth Mortgage Bonds, Series 2006, 4.800%, 7/01/29 (Alternative Minimum Tax)	7/15 at 100.00	AAA	918,335
2,600	Virginia Housing Development Authority, Commonwealth Mortgage Bonds, Series 2007B, 4.750%, 7/01/32 (Alternative Minimum Tax)	7/16 at 100.00	AAA	2,577,978
4,020	Total Housing/Single Family			3,992,038
	Long-Term Care – 12.2% (8.2% of Total Investments)
1,300	Albemarle County Industrial Development Authority, Virginia, Residential Care Facilities Mortgage Revenue Bonds, Westminster-Canterbury of the Blue Ridge, Series 2007, 5.000%, 1/01/31	1/17 at 100.00	N/R	1,186,432
650	Chesterfield County Health Center Commission, Virginia, Mortgage Revenue Bonds, Lucy Corr Village, Series 2005, 5.625%, 12/01/39	12/15 at 100.00	N/R	542,295
1,815	Fairfax County Economic Development Authority, Virginia, Residential Care Facilities Mortgage Revenue Bonds, Goodwin House, Inc., Series 2007A, 5.125%, 10/01/37	10/17 at 100.00	N/R	1,738,461
500	Fairfax County Economic Development Authority, Virginia, Retirement Center Revenue Bonds, Greenspring Village, Series 2006A, 4.750%, 10/01/26	10/16 at 100.00	A–	501,575
1,605	Henrico County Economic Development Authority, Virginia, Residential Care Facility Revenue Bonds, Westminster Canterbury of Richmond, Series 2006, 5.000%, 10/01/35	No Opt. Call	BBB	1,476,054
1,800	Industrial Development Authority of the County of Prince William, Virginia, Residential Care Facility Revenue Bonds, Westminster at Lake, First Mortgage, Series 2006, 5.125%, 1/01/26	1/17 at 100.00	N/R	1,092,294
1,350	James City County Industrial Development Authority, Virginia, Residential Care Facility First Mortgage Revenue Refunding Bonds, Williamsburg Landing Inc., Series 2003A, 6.000%, 3/01/23	3/12 at 101.00	N/R	1,336,811
970	Roanoke Industrial Development Authority, Virginia, Residential Revenue Bonds, Virginia Lutheran Homes Incorporated, Series 2006, 5.000%, 12/01/39	12/16 at 100.00	N/R	787,727
650	Suffolk Industrial Development Authority, Virginia, Retirement Facilities First Mortgage Revenue Bonds, Lake Prince Center, Series 2006, 5.300%, 9/01/31	9/16 at 100.00	N/R	586,567

Nuveen Investments	61

Nuveen Virginia Dividend Advantage Municipal Fund 2 (continued)
NNB	Portfolio of Investments
November 30, 2011 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Long-Term Care (continued)
$650	Virginia Beach Development Authority, Virginia, Residential Care Facility Mortgage Revenue Bonds, Westminster Canterbury on Chesapeake Bay, Series 2005, 5.000%, 11/01/22	11/15 at 100.00	N/R	$652,958
325	Winchester Industrial Development Authority, Virginia, Residential Care Facility Revenue Bonds, Westminster-Canterbury of Winchester Inc., Series 2005A, 5.200%, 1/01/27	1/15 at 100.00	N/R	325,764
11,615	Total Long-Term Care			10,226,938
	Materials – 0.7% (0.5% of Total Investments)
165	Bedford County Industrial Development Authority, Virginia, Industrial Development Revenue Refunding Bonds, Nekoosa Packaging Corporation, Series 1998, 5.600%, 12/01/25 (Alternative Minimum Tax)	2/12 at 100.00	Baa3	164,992
460	Goochland County Industrial Development Authority, Virginia, Industrial Development Revenue Refunding Bonds, Nekoosa Packaging Corporation Project, Series 1998, 5.650%, 12/01/25 (Alternative Minimum Tax)	6/12 at 100.00	Baa3	459,995
625	Total Materials			624,987
	Tax Obligation/General – 9.8% (6.6% of Total Investments)
200	Charlottesville, Virginia, General Obligation Bonds, Refunding Public Improvement Series 2009B, 3.000%, 5/01/12	No Opt. Call	AAA	202,292
1,000	Loudoun County, Virginia, General Obligation Bonds, Series 2006B, 5.000%, 12/01/25	12/16 at 100.00	AAA	1,098,950
95	Loudoun County, Virginia, General Obligation Public Improvement Bonds, Series 2002A, 5.250%, 5/01/22	5/12 at 100.00	AAA	96,599
1,000	Norfolk, Virginia, General Obligation Bonds, Capital Improvement Series 2008C, 5.000%, 4/01/12	No Opt. Call	AA	1,016,200
1,200	Portsmouth, Virginia, General Obligation Bonds, Refunding Series 2010D, 5.000%, 7/15/34	7/20 at 100.00	AA	1,287,204
1,280	Roanoke, Virginia, General Obligation Public Improvement Bonds, Series 2002B, 5.000%, 10/01/15 – FGIC Insured (Alternative Minimum Tax)	10/12 at 101.00	AA	1,323,584
2,900	Virginia Beach, Virginia, General Obligation Bonds, Series 2008, 5.000%, 10/01/26 (UB)	10/17 at 100.00	AAA	3,191,160
7,675	Total Tax Obligation/General			8,215,989
	Tax Obligation/Limited – 26.7% (18.0% of Total Investments)
100	Bell Creek Community Development Authority, Virginia, Special Assessment Bonds, Series 2003A, 6.750%, 3/01/22	3/13 at 101.00	N/R	100,461
	Buena Vista Public Recreational Facilities Authority, Virginia, Lease Revenue Bonds, Golf Course Project, Series 2005A:
210	5.250%, 7/15/25 – ACA Insured	7/15 at 100.00	N/R	172,658
165	5.500%, 7/15/35 – ACA Insured	7/15 at 100.00	N/R	130,461
800	Fairfax County Economic Development Authority, Virginia, Lease Revenue Bonds, Joint Public Uses Community Project, Series 2006, 5.000%, 5/15/18	5/16 at 100.00	AA+	904,248
	Government of Guam, Business Privilege Tax Bonds, Series 2011A:
510	5.000%, 1/01/31 (WI/DD, Settling 12/01/11)	1/22 at 100.00	A	526,917
500	5.250%, 1/01/36 (WI/DD, Settling 12/01/11)	1/22 at 100.00	A	519,625
1,900	Greater Richmond Convention Center Authority, Virginia, Hotel Tax Revenue Bonds, Series 2005, 5.000%, 6/15/30 – NPFG Insured	6/15 at 100.00	A	1,944,156
1,415	Loudoun County Industrial Development Authority, Virginia, Lease Revenue Refunding Bonds, Public Facility Project, Series 2003, 5.000%, 3/01/19	3/13 at 100.00	AA+	1,479,128
285	Montgomery County Industrial Development Authority, Virginia, Public Facility Lease Revenue Bonds, Public Projects Series 2008, 5.000%, 2/01/29	2/18 at 100.00	AA–	301,148
1,455	Puerto Rico Highway and Transportation Authority, Highway Revenue Bonds, Series 2007N, 5.250%, 7/01/31 – AMBAC Insured	No Opt. Call	Baa1	1,468,270
2,000	Puerto Rico Infrastructure Financing Authority, Special Tax Revenue Bonds, Series 2005A, 0.000%, 7/01/29 – AMBAC Insured	No Opt. Call	BBB+	666,060
400	Puerto Rico Public Buildings Authority, Guaranteed Government Facilities Revenue Refunding Bonds, Series 2002D, 5.250%, 7/01/27	7/12 at 100.00	Baa1	400,244

62	Nuveen Investments

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Tax Obligation/Limited (continued)
	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, First Subordinate Series 2009A:
$1,000	5.750%, 8/01/37	8/19 at 100.00	A+	$1,060,610
1,100	6.000%, 8/01/42	8/19 at 100.00	A+	1,189,276
1,625	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, First Subordinate Series 2010A, 5.500%, 8/01/42	2/20 at 100.00	A+	1,695,980
10,000	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, Series 2007A, 0.000%, 8/01/41 – NPFG Insured	No Opt. Call	Aa2	1,558,200
645	Puerto Rico, Highway Revenue Bonds, Highway and Transportation Authority, Series 2005BB, 5.250%, 7/01/22 – AGM Insured	No Opt. Call	AA–	705,843
1,000	Spotsylvania County Industrial Development Authority, Virginia, Lease Revenue Bonds, School Facilities, Series 2003B, 5.125%, 8/01/23 – AMBAC Insured	8/13 at 100.00	N/R	1,049,930
1,000	Stafford County and Staunton Industrial Development Authority, Virginia, Revenue Bonds, Virginia Municipal League and Virginia Association of Counties Finance Program, Series 2006A, 5.000%, 8/01/23 – NPFG Insured	8/16 at 100.00	Baa1	1,071,980
1,610	Stafford County Economic Development Authority, Virginia, Lease Revenue Bonds, Public Facility Projects, Series 2008, 5.000%, 4/01/33 – AGC Insured (UB)	4/18 at 100.00	AA–	1,672,291
1,000	Virgin Islands Public Finance Authority, Matching Fund Loan Notes Revenue Bonds, Subordinate Lien Series 2010B, 5.250%, 10/01/29	10/20 at 100.00	Baa2	1,004,490
535	Virginia College Building Authority, Educational Facilities Revenue Bonds, 21st Century College Program, Series 2009, Trust 09-3B, 13.385%, 2/01/27 (IF) (4)	2/19 at 100.00	AA+	748,032
535	Virginia College Building Authority, Educational Facilities Revenue Bonds, 21st Century College Program, Series 2009, Trust 09-4B, 13.485%, 2/01/28 (IF) (4)	2/19 at 100.00	AA+	736,963
663	Virginia Gateway Community Development Authority, Prince William County, Special Assessment Bonds, Series 2003, 6.375%, 3/01/30	3/13 at 102.00	N/R	669,199
570	Virginia Public School Authority, School Financing Bonds, 1997 Resolution, Series 2005C, 5.000%, 8/01/17	8/15 at 100.00	AA+	645,782
31,023	Total Tax Obligation/Limited			22,421,952
	Transportation – 10.9% (7.3% of Total Investments)
	Metropolitan Washington Airports Authority, Virginia, Dulles Toll Road Revenue Bonds, Capital Appreciation Series 2009B-2:
5,850	0.000%, 10/01/34 – AGC Insured	No Opt. Call	AA–	1,501,461
4,290	0.000%, 10/01/39 – AGC Insured	No Opt. Call	AA–	787,172
1,000	Metropolitan Washington D.C. Airports Authority, Airport System Revenue Bonds, Refunding Series 2010B, 5.000%, 10/01/12 (Alternative Minimum Tax)	No Opt. Call	AA–	1,038,530
1,000	Metropolitan Washington D.C. Airports Authority, Airport System Revenue Bonds, Series 2002A, 5.125%, 10/01/26 – FGIC Insured (Alternative Minimum Tax)	10/12 at 100.00	AA–	1,028,210
175	Metropolitan Washington D.C. Airports Authority, Airport System Revenue Bonds, Series 2010A, 5.000%, 10/01/35	10/20 at 100.00	AA–	185,038
2,200	Metropolitan Washington DC Airports Authority, Virginia, Dulles Toll Road Revenue Bonds, Dulles Metrorail Capital Appreciation, Series 2010B, 0.000%, 10/01/44	10/28 at 100.00	BBB+	1,472,372
1,500	Norfolk, Virginia, Parking System Revenue Bonds, Series 2005A, 5.000%, 2/01/23 – NPFG Insured	2/15 at 100.00	Baa1	1,538,310
745	Virginia Port Authority, Port Facilities Revenue Refunding Bonds Series 2010, 5.000%, 7/01/40	7/19 at 100.00	Aa3	778,674
825	Virginia Port Authority, Revenue Bonds, Port Authority Facilities, Series 2006, 5.000%, 7/01/36 – FGIC Insured (Alternative Minimum Tax)	7/13 at 100.00	Aa3	825,776
17,585	Total Transportation			9,155,543
	U.S. Guaranteed – 21.9% (14.7% of Total Investments) (5)
165	Albemarle County Industrial Development Authority, Virginia, Residential Care Facility Revenue Bonds, Westminster Canterbury of the Blue Ridge First Mortgage, Series 2001, 6.200%, 1/01/31 (Pre-refunded 1/01/12)	1/12 at 100.00	N/R (5)	165,840
1,000	Bristol, Virginia, General Obligation Utility System Revenue Bonds, Series 2002, 5.000%, 11/01/24 – AGM Insured (ETM)	No Opt. Call	AA– (5)	1,199,560

Nuveen Investments	63

Nuveen Virginia Dividend Advantage Municipal Fund 2 (continued)
NNB	Portfolio of Investments
November 30, 2011 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	U.S. Guaranteed (5) (continued)
$748	Broad Street Community Development Authority, Virginia, Revenue Bonds, Series 2003, 7.500%, 6/01/33 (Pre-refunded 6/01/13)	6/13 at 102.00	N/R (5)	$834,775
40	Henrico County Economic Development Authority, Virginia, Revenue Bonds, Bon Secours Health System Inc., Series 2002A, 5.600%, 11/15/30 (Pre-refunded 11/15/12)	11/12 at 100.00	A3 (5)	42,039
	Loudoun County Industrial Development Authority, Virginia, Hospital Revenue Bonds, Loudoun Hospital Center, Series 2002A:
250	6.000%, 6/01/22 (Pre-refunded 6/01/12)	6/12 at 101.00	N/R (5)	259,570
600	6.100%, 6/01/32 (Pre-refunded 6/01/12)	6/12 at 101.00	N/R (5)	623,268
385	Loudoun County Industrial Development Authority, Virginia, Lease Revenue Refunding Bonds, Public Facility Project, Series 2003, 5.000%, 3/01/19 (Pre-refunded 3/01/13)	3/13 at 100.00	N/R (5)	407,284
1,000	Newport News, Virginia, General Obligation Bonds, Series 2003B, 5.000%, 11/01/22 (Pre-refunded 11/01/13)	11/13 at 100.00	Aa1 (5)	1,086,500
1,100	Puerto Rico Public Buildings Authority, Guaranteed Government Facilities Revenue Refunding Bonds, Series 2002D, 5.250%, 7/01/27 (Pre-refunded 7/01/12)	7/12 at 100.00	Baa1 (5)	1,131,955
455	Puerto Rico Public Finance Corporation, Commonwealth Appropriation Bonds, Series 2002E, 5.500%, 8/01/29 (Pre-refunded 2/01/12)	2/12 at 100.00	Aaa	459,100
355	Puerto Rico, Highway Revenue Bonds, Highway and Transportation Authority, Series 2005BB, 5.250%, 7/01/22 – AGM Insured (ETM)	No Opt. Call	AA– (5)	451,365
	Roanoke, Virginia, General Obligation Public Improvement Bonds, Series 2002A:
1,950	5.000%, 10/01/18 (Pre-refunded 10/01/12)	10/12 at 101.00	AA (5)	2,047,188
2,435	5.000%, 10/01/19 (Pre-refunded 10/01/12)	10/12 at 101.00	AA (5)	2,556,360
1,000	Staunton, Virginia, General Obligation Bonds, Series 2004, 6.250%, 2/01/25 (Pre-refunded 2/01/14) – AMBAC Insured	2/14 at 101.00	Aa2 (5)	1,134,220
	Tobacco Settlement Financing Corporation of Virginia, Tobacco Settlement Asset-Backed Bonds, Series 2005:
95	5.250%, 6/01/19 (Pre-refunded 6/01/12)	6/12 at 100.00	Aaa	97,380
2,700	5.500%, 6/01/26 (Pre-refunded 6/01/15)	6/15 at 100.00	Aaa	2,983,716
700	Virginia Beach Development Authority, Public Facilities Revenue Bonds, Series 2005A, 5.000%, 5/01/22 (Pre-refunded 5/01/15)	5/15 at 100.00	AA+ (5)	800,884
600	Virginia Beach, Virginia, General Obligation Bonds, Series 2005, 5.000%, 1/15/20 (Pre-refunded 1/15/16)	1/16 at 100.00	AAA	695,976
1,420	Virginia Beach, Virginia, General Obligation Refunding and Public Improvement Bonds, Series 2002, 5.000%, 3/01/21 (Pre-refunded 3/01/12)	3/12 at 100.00	AAA	1,437,367
16,998	Total U.S. Guaranteed			18,414,347
	Utilities – 2.4% (1.6% of Total Investments)
2,000	Mecklenburg County Industrial Development Authority, Virginia, Revenue Bonds, UAE Mecklenburg Cogeneration LP, Series 2002, 6.500%, 10/15/17 (Alternative Minimum Tax)	10/12 at 100.00	Baa1	2,008,140
	Water and Sewer – 13.9% (9.4% of Total Investments)
805	Fairfax County Water Authority, Virginia, Water Revenue Refunding Bonds, Series 2002, 5.000%, 4/01/27	4/12 at 100.00	AAA	810,280
	Henry County Public Service Authority, Virginia, Water and Sewerage Revenue Refunding Bonds, Series 2001:
1,000	5.500%, 11/15/17 – AGM Insured	No Opt. Call	AA–	1,174,909
3,000	5.500%, 11/15/19 – AGM Insured	No Opt. Call	AA–	3,590,069

64	Nuveen Investments

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Water and Sewer (continued)
	Norfolk, Virginia, Water Revenue Refunding Bonds, Series 2001:
$1,080	5.000%, 11/01/18 – FGIC Insured	5/12 at 100.00	AA+	$1,083,595
1,190	5.000%, 11/01/19 – FGIC Insured	5/12 at 100.00	AA+	1,193,962
1,525	5.000%, 11/01/24 – FGIC Insured	5/12 at 100.00	AA+	1,529,879
1,000	Virginia Beach, Virginia, Water and Sewer System Revenue Bonds, Series 2005, 5.000%, 10/01/30	10/15 at 100.00	AAA	1,099,339
990	Virginia State Resources Authority, Clean Water Revenue Bonds, Series 2007, Trust 3036, 13.468%, 10/01/15 (IF)	No Opt. Call	AAA	1,202,730
10,590	Total Water and Sewer			11,684,763
$152,976	Total Investments (cost $122,686,828) – 148.6%			124,841,864
	Floating Rate Obligations – (3.5)%			(2,980,000)
	MuniFund Term Preferred Shares, at Liquidation Value – (51.4)% (6)			(43,200,000)
	Other Assets Less Liabilities – 6.3%			5,346,114
	Net Assets Applicable to Common Shares – 100%			$84,007,978

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.
(2)
Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.

(3)
Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(4)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in inverse floating rate transactions.
(5)
Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest. Certain bonds backed by U.S. Government or agency securities are regarded as having an implied rating equal to the rating of such securities.

(6)	MuniFund Term Preferred Shares, at Liquidation Value as a percentage of Total Investments is 34.6%.
N/R	Not rated.
WI/DD	Purchased on a when-issued or delayed delivery basis.
(ETM)	Escrowed to maturity.
(IF)	Inverse floating rate investment.
(UB)
Underlying bond of an inverse floating rate trust reflected as a financing transaction. See Notes to Financial Statements, Footnote 1 – General Information and Significant Accounting Policies, Inverse Floating Rate Securities for more information.

See accompanying notes to financial statements.

Nuveen Investments	65

Statement of
Assets & Liabilities
November 30, 2011 (Unaudited)

	Maryland		Maryland		Maryland		Maryland
	Premium		Dividend		Dividend		Dividend
	Income		Advantage		Advantage 2		Advantage 3
	(NMY	)	(NFM	)	(NZR	)	(NWI	)
Assets
Investments, at value (cost $227,326,988, $87,434,361, $87,072,970 and $114,896,911, respectively)	$235,755,196		$88,787,959		$88,234,310		$117,514,847
Cash	1,606,565		723,939		323,591		1,621,513
Receivables:
Interest	4,224,273		1,612,836		1,640,633		1,983,866
Investments sold	150,082		—		2,640,248		—
Deferred offering costs	1,288,237		444,595		451,884		810,363
Other assets	29,595		12,252		12,277		15,858
Total assets	243,053,948		91,581,581		93,302,943		121,946,447
Liabilities
Floating rate obligations	9,962,000		3,973,000		3,840,000		4,255,000
Payables:
Common share dividends	642,243		260,102		262,350		322,424
Interest	172,189		57,382		59,148		86,247
Investments purchased	—		—		1,030,750		1,162,350
Offering costs	326,074		121,164		118,459		243,214
MuniFund Term Preferred (MTP) Shares, at liquidation value	74,593,000		26,485,000		27,300,000		37,766,000
Accrued expenses:
Management fees	122,383		46,361		46,723		61,147
Other	78,158		39,009		44,466		48,510
Total liabilities	85,896,047		30,982,018		32,701,896		43,944,892
Net assets applicable to Common shares	$157,157,901		$60,599,563		$60,601,047		$78,001,555
Common shares outstanding	10,654,247		4,197,406		4,203,493		5,365,969
Net asset value per Common share outstanding (net assets applicable to Common shares, divided by Common shares outstanding)	$14.75		$14.44		$14.42		$14.54
Net assets applicable to Common shares consist of:
Common shares, $.01 par value per share	$106,542		$41,974		$42,035		$53,660
Paid-in surplus	147,743,457		59,416,821		59,496,009		75,581,008
Undistributed (Over-distribution of) net investment income	2,431,487		566,139		582,255		663,890
Accumulated net realized gain (loss)	(1,551,793)		(778,969)		(680,592)		(914,939)
Net unrealized appreciation (depreciation)	8,428,208		1,353,598		1,161,340		2,617,936
Net assets applicable to Common shares	$157,157,901		$60,599,563		$60,601,047		$78,001,555
Authorized shares:
Common	Unlimited		Unlimited		Unlimited		Unlimited
Auction Rate Preferred Shares (ARPS)	Unlimited		Unlimited		Unlimited		Unlimited
MTP	Unlimited		Unlimited		Unlimited		Unlimited

See accompanying notes to financial statements.

66	Nuveen Investments

	Virginia		Virginia		Virginia
	Premium		Dividend		Dividend
	Income		Advantage		Advantage 2
	(NPV	)	(NGB	)	(NNB	)
Assets
Investments, at value (cost $188,781,110, $64,806,161 and $122,686,828, respectively)	$194,465,603		$65,373,797		$124,841,864
Cash	2,677,946		2,877,079		1,761,181
Receivables:
Interest	3,025,812		1,074,070		1,807,481
Investments sold	146,440		808,000		3,062,000
Deferred offering costs	997,736		349,968		484,300
Other assets	24,692		9,591		15,732
Total assets	201,338,229		70,492,505		131,972,558
Liabilities
Floating rate obligations	4,630,000		1,640,000		2,980,000
Payables:
Common share dividends	545,564		192,856		363,717
Interest	125,879		53,202		100,804
Investments purchased	—		520,098		1,035,473
Offering costs	386,205		192,250		174,996
MuniFund Term Preferred (MTP) Shares, at liquidation value	61,408,000		22,800,000		43,200,000
Accrued expenses:
Management fees	103,297		36,051		62,198
Other	70,243		34,309		47,392
Total liabilities	67,269,188		25,468,766		47,964,580
Net assets applicable to Common shares	$134,069,041		$45,023,739		$84,007,978
Common shares outstanding	9,027,592		3,145,848		5,763,152
Net asset value per Common share outstanding (net assets applicable to Common shares, divided by Common shares outstanding)	$14.85		$14.31		$14.58
Net assets applicable to Common shares consist of:
Common shares, $.01 par value per share	$90,276		$31,458		$57,632
Paid-in surplus	126,875,237		44,438,257		81,552,762
Undistributed (Over-distribution of) net investment income	1,138,203		434,616		754,004
Accumulated net realized gain (loss)	280,832		(448,228)		(511,456)
Net unrealized appreciation (depreciation)	5,684,493		567,636		2,155,036
Net assets applicable to Common shares	$134,069,041		$45,023,739		$84,007,978
Authorized shares:
Common	Unlimited		Unlimited		Unlimited
Auction Rate Preferred Shares (ARPS)	Unlimited		Unlimited		Unlimited
MTP	Unlimited		Unlimited		Unlimited

See accompanying notes to financial statements.

Nuveen Investments	67

Statement of
Operations
Six Months Ended November 30, 2011 (Unaudited)

	Maryland		Maryland		Maryland	Maryland
	Premium		Dividend		Dividend	Dividend
	Income		Advantage		Advantage 2	Advantage 3
	(NMY	)	(NFM	)	(NZR )	(NWI	)
Investment Income	$6,042,207		$2,264,166		$2,386,975	$2,944,558
Expenses
Management fees	744,054		280,878		283,230	371,602
Dividend disbursing agent fees	—		—		—	—
Shareholders’ servicing agent fees and expenses	18,561		8,668		8,522	10,660
Interest expense and amortization of offering costs	1,238,968		424,099		435,234	641,749
Custodian’s fees and expenses	21,246		10,664		10,873	12,777
Trustees’ fees and expenses	3,644		1,360		1,374	1,808
Professional fees	13,090		10,589		10,609	11,087
Shareholders’ reports – printing and mailing expenses	27,099		11,401		11,377	15,196
Stock exchange listing fees	35,356		1,659		1,659	20,703
Investor relations expense	7,096		2,761		7,558	3,636
Other expenses	25,562		24,384		24,363	23,652
Total expenses before custodian fee credit and expense reimbursement	2,134,676		776,463		794,799	1,112,870
Custodian fee credit	(561)		(447)		(432)	(199)
Expense reimbursement	—		—		(14,981)	—
Net expenses	2,134,115		776,016		779,386	1,112,671
Net investment income (loss)	3,908,092		1,488,150		1,607,589	1,831,887
Realized and Unrealized Gain (Loss)
Net realized gain (loss) from investments	4,963		43,680		92,490	3,935
Change in net unrealized appreciation (depreciation) of investments	4,254,474		2,597,979		2,138,107	2,496,017
Net realized and unrealized gain (loss)	4,259,437		2,641,659		2,230,597	2,499,952
Net increase (decrease) in net assets applicable to Common shares from operations	$8,167,529		$4,129,809		$3,838,186	$4,331,839

See accompanying notes to financial statements.

68	Nuveen Investments

	Virginia		Virginia		Virginia
	Premium		Dividend		Dividend
	Income		Advantage		Advantage 2
	(NPV	)	(NGB	)	(NNB )
Investment Income	$4,985,429		$1,800,099		$3,404,737
Expenses
Management fees	626,910		218,581		410,255
Dividend disbursing agent fees	—		—		—
Shareholders’ servicing agent fees and expenses	17,335		8,499		8,606
Interest expense and amortization of offering costs	950,351		380,991		691,782
Custodian’s fees and expenses	19,259		9,458		13,760
Trustees’ fees and expenses	3,059		1,062		1,993
Professional fees	9,149		10,262		11,291
Shareholders’ reports – printing and mailing expenses	24,538		9,066		15,031
Stock exchange listing fees	35,973		2,717		7,885
Investor relations expense	5,637		2,668		4,935
Other expenses	2,563		27,765		28,509
Total expenses before custodian fee credit and expense reimbursement	1,694,774		671,069		1,194,047
Custodian fee credit	(370)		(237)		(330)
Expense reimbursement	—		—		(32,689)
Net expenses	1,694,404		670,832		1,161,028
Net investment income (loss)	3,291,025		1,129,267		2,243,709
Realized and Unrealized Gain (Loss)
Net realized gain (loss) from investments	13,360		37,498		31,460
Change in net unrealized appreciation (depreciation) of investments	4,170,951		1,571,520		2,559,109
Net realized and unrealized gain (loss)	4,184,311		1,609,018		2,590,569
Net increase (decrease) in net assets applicable to Common shares from operations	$7,475,336		$2,738,285		$4,834,278

See accompanying notes to financial statements.

Nuveen Investments	69

Statement of
Changes in Net Assets (Unaudited)

	Maryland Premium Income (NMY)		Maryland Dividend Advantage (NFM)		Maryland Dividend Advantage 2 (NZR)
	Six Months Ended 11/30/11	Year Ended 5/31/11	Six Months Ended 11/30/11	Year Ended 5/31/11	Six Months Ended 11/30/11	Year Ended 5/31/11
Operations
Net investment income (loss)	$3,908,092	$8,470,530	$1,488,150	$3,105,442	$1,607,589	$3,076,179
Net realized gain (loss) from investments	4,963	239,547	43,680	116,975	92,490	116,174
Change in net unrealized appreciation (depreciation) of investments	4,254,474	(4,795,172)	2,597,979	(2,206,949)	2,138,107	(2,276,657)
Distributions to Auction Rate Preferred Shareholders:
From net investment income	—	(117,279)	—	—	—	—
Net increase (decrease) in net assets applicable to Common shares from operations	8,167,529	3,797,626	4,129,809	1,015,468	3,838,186	915,696
Distributions to Common Shareholders
From net investment income	(4,091,232)	(8,115,616)	(1,636,988)	(3,273,605)	(1,664,524)	(3,327,514)
Decrease in net assets applicable to Common shares from distributions to Common shareholders	(4,091,232)	(8,115,616)	(1,636,988)	(3,273,605)	(1,664,524)	(3,327,514)
Capital Share Transactions
Net proceeds from Common shares issued to shareholders due to reinvestment of distributions	—	156,890	—	56,478	12,468	77,614
Net increase (decrease) in net assets applicable to Common shares from capital share transactions	—	156,890	—	56,478	12,468	77,614
Net increase (decrease) in net assets applicable to Common shares	4,076,297	(4,161,100)	2,492,821	(2,201,659)	2,186,130	(2,334,204)
Net assets applicable to Common shares at the beginning of period	153,081,604	157,242,704	58,106,742	60,308,401	58,414,917	60,749,121
Net assets applicable to Common shares at the end of period	$157,157,901	$153,081,604	$60,599,563	$58,106,742	$60,601,047	$58,414,917
Undistributed (Over-distribution of) net investment income at the end of period	$2,431,487	$2,614,627	$566,139	$714,977	$582,255	$639,190
See accompanying notes to financial statements.

70	Nuveen Investments

	Maryland Dividend Advantage 3 (NWI)		Virginia Premium Income (NPV)		Virginia Dividend Advantage (NGB)
	Six Months Ended 11/30/11	Year Ended 5/31/11	Six Months Ended 11/30/11	Year Ended 5/31/11	Six Months Ended 11/30/11	Year Ended 5/31/11
Operations
Net investment income (loss)	$1,831,887	$3,877,802	$3,291,025	$6,967,438	$1,129,267	$2,294,009
Net realized gain (loss) from investments	3,935	139,724	13,360	262,114	37,498	41,296
Change in net unrealized appreciation (depreciation) of investments	2,496,017	(2,516,958)	4,170,951	(2,651,339)	1,571,520	(1,123,536)
Distributions to Auction Rate Preferred Shareholders:
From net investment income	—	(42,857)	—	(90,675)	—	—
Net increase (decrease) in net assets applicable to Common shares from operations	4,331,839	1,457,711	7,475,336	4,487,538	2,738,285	1,211,769
Distributions to Common Shareholders
From net investment income	(2,028,336)	(4,056,350)	(3,626,885)	(7,235,727)	(1,207,716)	(2,413,285)
Decrease in net assets applicable to Common shares from distributions to Common shareholders	(2,028,336)	(4,056,350)	(3,626,885)	(7,235,727)	(1,207,716)	(2,413,285)
Capital Share Transactions
Net proceeds from Common shares issued to shareholders due to reinvestment of distributions	—	30,598	188,679	477,679	19,892	62,486
Net increase (decrease) in net assets applicable to Common shares from capital share transactions	—	30,598	188,679	477,679	19,892	62,486
Net increase (decrease) in net assets applicable to Common shares	2,303,503	(2,568,041)	4,037,130	(2,270,510)	1,550,461	(1,139,030)
Net assets applicable to Common shares at the beginning of period	75,698,052	78,266,093	130,031,911	132,302,421	43,473,278	44,612,308
Net assets applicable to Common shares at the end of period	$78,001,555	$75,698,052	$134,069,041	$130,031,911	$45,023,739	$43,473,278
Undistributed (Over-distribution of) net investment income at the end of period	$663,890	$860,339	$1,138,203	$1,474,063	$434,616	$513,065

See accompanying notes to financial statements.

Nuveen Investments	71

Statement of
Changes in Net Assets (Unaudited) (continued)

	Virginia Dividend Advantage 2 (NNB)
	Six Months Ended 11/30/11	Year Ended 5/31/11
Operations
Net investment income (loss)	$2,243,709	$4,458,145
Net realized gain (loss) from investments	31,460	113,393
Change in net unrealized appreciation (depreciation) of investments	2,559,109	(2,494,838)
Distributions to Auction Rate Preferred Shareholders:
From net investment income	—	—
Net increase (decrease) in net assets applicable to Common shares from operations	4,834,278	2,076,700
Distributions to Common Shareholders
From net investment income	(2,281,520)	(4,559,036)
Decrease in net assets applicable to Common shares from distributions to Common shareholders	(2,281,520)	(4,559,036)
Capital Share Transactions
Net proceeds from Common shares issued to shareholders due to reinvestment of distributions	38,216	134,697
Net increase (decrease) in net assets applicable to Common shares from capital share transactions	38,216	134,697
Net increase (decrease) in net assets applicable to Common shares	2,590,974	(2,347,639)
Net assets applicable to Common shares at the beginning of period	81,417,004	83,764,643
Net assets applicable to Common shares at the end of period	$84,007,978	$81,417,004
Undistributed (Over-distribution of)net investment income at the end of period	$754,004	$791,815

See accompanying notes to financial statements.

72	Nuveen Investments

Statement of
Cash Flows
Six Months Ended November 30, 2011 (Unaudited)

	Maryland Premium Income (NMY )	Maryland Dividend Advantage (NFM )	Maryland Dividend Advantage 2 (NZR )	Maryland Dividend Advantage 3 (NWI )
Cash Flows from Operating Activities:
Net Increase (Decrease) in Net Assets Applicable to Common Shares from Operations	$8,167,529	$4,129,809	$3,838,186	$4,331,839
Adjustments to reconcile the net increase (decrease) in net assets applicable to Common shares from operations to net cash provided by (used in) operating activities:
Purchases of investments	(9,489,460)	(8,781,528)	(10,783,502)	(2,297,409)
Proceeds from sales and maturities of investments	6,652,500	6,921,000	11,709,250	2,593,832
Amortization (Accretion) of premiums and discounts, net	3,969	81,045	(69,763)	86,254
(Increase) Decrease in:
Receivable for interest	117,233	112,762	22,955	14,906
Receivable for investments sold	6,359,918	4,310,000	(1,230,248)	55,250
Other assets	10,375	1,155	1,155	5,113
Increase (Decrease) in:
Payable for interest	(15)	7	8	(6)
Payable for investments purchased	(1,517,227)	(897,097)	553,435	1,162,350
Accrued management fees	(1,423)	(107)	3,412	(767)
Accrued other liabilities	19,780	10,021	15,675	17,033
Net realized (gain) loss from investments	(4,963)	(43,680)	(92,490)	(3,935)
Change in net unrealized (appreciation) depreciation of investments	(4,254,474)	(2,597,979)	(2,138,107)	(2,496,017)
Taxes paid on undistributed capital gains	(534)	(1,012)	(351)	(1,655)
Net cash provided by (used in) operating activities	6,063,208	3,244,396	1,829,615	3,466,788
Cash Flows from Financing Activities:
(Increase) Decrease in deferred offering costs	171,681	65,194	66,262	108,909
Increase (Decrease) in:
Cash overdraft balance	(408,043)	(949,094)	—	—
Payable for offering costs	(139,868)	(3,671)	(1,500)	(73,072)
Cash distributions paid to Common shareholders	(4,080,413)	(1,632,886)	(1,651,469)	(2,026,688)
Net cash provided by (used in) financing activities	(4,456,643)	(2,520,457)	(1,586,707)	(1,990,851)
Net Increase (Decrease) in Cash	1,606,565	723,939	242,908	1,475,937
Cash at the beginning of period	—	—	80,683	145,576
Cash at the End of Period	$1,606,565	$723,939	$323,591	$1,621,513

Supplemental Disclosure of Cash Flow Information

Non-cash financing activities not included herein consist of reinvestments of Common share distributions as follows:

Maryland Premium Income (NMY	)	Maryland Dividend Advantage (NFM	)	Maryland Dividend Advantage 2 (NZR	)	Maryland Dividend Advantage 3 (NWI	)
$—		$—		$12,468		$—

Cash paid for interest (excluding amortization of offering costs) was as follows:

Maryland Premium Income (NMY	)	Maryland Dividend Advantage (NFM	)	Maryland Dividend Advantage 2 (NZR	)	Maryland Dividend Advantage 3 (NWI	)
$1,069,839		$358,898		$368,964		$532,846

See accompanying notes to financial statements.

Nuveen Investments	73

Statement of
Cash Flows (Unaudited) (continued)

	Virginia Premium Income (NPV )	Virginia Dividend Advantage (NGB )	Virginia Dividend Advantage 2 (NNB )
Cash Flows from Operating Activities:
Net Increase (Decrease) in Net Assets Applicable to Common Shares from Operations	$7,475,336	$2,738,285	$4,834,278
Adjustments to reconcile the net increase (decrease) in net assets applicable to Common shares from operations to net cash provided by (used in) operating activities:
Purchases of investments	(10,806,308)	(7,300,702)	(9,257,141)
Proceeds from sales and maturities of investments	12,475,850	9,766,000	12,017,400
Amortization (Accretion) of premiums and discounts, net	(59,607)	(48,245)	(161,539)
(Increase) Decrease in:
Receivable for interest	79,025	52,460	127,052
Receivable for investments sold	1,857,810	(788,000)	(1,342,000)
Other assets	10,416	2,271	7,294
Increase (Decrease) in:
Payable for interest	(11)	(6)	(13)
Payable for investments purchased	(562,597)	520,098	558,158
Accrued management fees	(1,179)	(303)	(739)
Accrued other liabilities	22,653	13,907	17,254
Net realized (gain) loss from investments	(13,360)	(37,498)	(31,460)
Change in net unrealized (appreciation) depreciation of investments	(4,170,951)	(1,571,520)	(2,559,109)
Taxes paid on undistributed capital gains	(14,226)	—	—
Net cash provided by (used in) operating activities	6,292,851	3,346,747	4,209,435
Cash Flows from Financing Activities:
(Increase) Decrease in deferred offering costs	190,937	58,380	80,791
Increase (Decrease) in:
Cash overdraft balance	(302,943)	—	(285,271)
Payable for offering costs	(66,178)	—	—
Cash distributions paid to Common shareholders	(3,436,721)	(1,187,921)	(2,243,774)
Net cash provided by (used in) financing activities	(3,614,905)	(1,129,541)	(2,448,254)
Net Increase (Decrease) in Cash	2,677,946	2,217,206	1,761,181
Cash at the beginning of period	—	659,873	—
Cash at the End of Period	$2,677,946	$2,877,079	$1,761,181

Supplemental Disclosure of Cash Flow Information

Non-cash financing activities not included herein consist of reinvestments of Common share distributions as follows:

Virginia Premium Income (NPV	)	Virginia Dividend Advantage (NGB	)	Virginia Dividend Advantage 2 (NNB	)
$188,679		$19,982		$38,216

Cash paid for interest (excluding amortization of offering costs) was as follows:

Virginia Premium Income (NPV	)	Virginia Dividend Advantage (NGB	)	Virginia Dividend Advantage 2 (NNB	)
$764,893		$322,617		$611,004

See accompanying notes to financial statements.

74	Nuveen Investments

Financial
Highlights (Unaudited)

Nuveen Investments	75

Financial
Highlights (Unaudited)

Selected data for a Common share outstanding throughout each period:

		Investment Operations						Less Distributions
	Beginning Common Share Net Asset Value	Net Investment Income (Loss)	Net Realized/ Unrealized Gain (Loss)	Distributions from Net Investment Income to Auction Rate Preferred Share- holders (a)	Distributions from Capital Gains to Auction Rate Preferred Share- holders	(a)	Total	Net Investment Income to Common Share- holders	Capital Gains to Common Share- holders	Total	Ending Common Share Net Asset Value	Ending Market Value
Maryland Premium Income (NMY)
Year Ended 5/31:
2012(f)	$14.37	$.37	$.39	$—	$—		$.76	$(.38)	$—	$(.38)	$14.75	$14.30
2011	14.77	.80	(.43)	(.01)	—		.36	(.76)	—	(.76)	14.37	14.00
2010	13.58	.84	1.10	(.02)	—		1.92	(.73)	—	(.73)	14.77	14.43
2009	14.19	.89	(.67)	(.16)	(.01)		.05	(.63)	(.03)	(.66)	13.58	12.68
2008	14.57	.88	(.41)	(.24)	—		.23	(.61)	—	(.61)	14.19	13.10
2007	14.47	.88	.12	(.23)	—		.77	(.67)	—	(.67)	14.57	14.84

Maryland Dividend Advantage (NFM)
Year Ended 5/31:
2012(f)	13.84	.35	.64	—	—		.99	(.39)	—	(.39)	14.44	13.78
2011	14.38	.74	(.50)	—	—		.24	(.78)	—	(.78)	13.84	13.00
2010	13.01	.89	1.26	(.02)	—		2.13	(.76)	—	(.76)	14.38	14.30
2009	14.12	.95	(1.19)	(.17)	—		(.41)	(.70)	—	(.70)	13.01	13.05
2008	14.65	.95	(.54)	(.24)	—		.17	(.70)	—	(.70)	14.12	14.19
2007	14.57	.95	.12	(.24)	—		.83	(.75)	—	(.75)	14.65	15.28

(a)	The amounts shown are based on Common share equivalents.
(b)
Total Return Based on Market Value is the combination of changes in the market price per share and the effect of reinvested dividend income and reinvested capital gains distributions, if any, at the average price paid per share at the time of reinvestment. The last dividend declared in the period, which is typically paid on the first business day of the following month, is assumed to be reinvested at the ending market price. The actual reinvestment for the last dividend declared in the period may take place over several days, and in some instances may not be based on the market price, so the actual reinvestment price may be different from the price used in the calculation. Total returns are not annualized.

Total Return Based on Common Share Net Asset Value is the combination of changes in Common share net asset value, reinvested dividend income at net asset value and reinvested capital gains distributions at net asset value, if any. The last dividend declared in the period, which is typically paid on the first business day of the following month, is assumed to be reinvested at the ending net asset value. The actual reinvest price for the last dividend declared in the period may often be based on the Fund’s market price (and not its net asset value), and therefore may be different from the price used in the calculation. Total returns are not annualized.

76	Nuveen Investments

			Ratios/Supplemental Data
Total Returns			Ratios to Average Net Assets Applicable to Common Shares Before Reimbursement(c)				Ratios to Average Net Assets Applicable to Common Shares After Reimbursement(c)(d)

Based on Market Value (b)	Based on Common Share Net Asset Value (b)	Ending Net Assets Applicable to Common Shares (000)	Expenses	(e)	Net Investment Income (Loss)		Expenses	(e)	Net Investment Income (Loss)		Portfolio Turnover Rate

4.95%	5.35%	$157,158	2.72	%*	4.98	%*	N/A		N/A		3%
2.32	2.53	153,082	2.10		5.48		N/A		N/A		6
19.89	14.44	157,243	1.49		5.88		N/A		N/A		2
2.57	.66	144,504	1.35		6.80		N/A		N/A		5
(7.55)	1.63	150,994	1.25		6.13		N/A		N/A		14
6.96	5.35	155,004	1.27		5.95		N/A		N/A		13

9.10	7.21	60,600	2.59	*	4.96	*	2.59	%*	4.96	%*	8
(3.78)	1.73	58,107	2.63		5.21		2.58		5.26		13
15.78	16.68	60,308	1.43		6.27		1.31		6.39		4
(2.48)	(2.52)	54,507	1.42		7.37		1.20		7.59		5
(2.31)	1.25	59,100	1.30		6.39		1.01		6.67		12
5.51	5.74	61,261	1.30		6.06		0.95		6.41		12

(c)
Ratios do not reflect the effect of dividend payments to Auction Rate Preferred shareholders, where applicable; Net Investment Income (Loss) ratios reflect income earned and expenses incurred on assets attributable to ARPS and/or MTP Shares, where applicable.

(d)
After expense reimbursement from the Adviser, where applicable. Ratios do not reflect the effect of custodian fee credits earned on the Fund’s net cash on deposit with the custodian bank, where applicable. As of January 31, 2011, the Adviser is no longer reimbursing Maryland Dividend Advantage (NFM) for any fees or expenses.

(e)
The expense ratios reflect, among other things, all interest expense and other costs related to MTP Shares and/or the interest expense deemed to have been paid by the Fund on the floating rate certificates issued by the special purpose trusts for the self-deposited inverse floaters held by the Fund, where applicable, both as described in Footnote 1 – General Information and Significant Accounting Policies, MuniFund Term Preferred Shares and Inverse Floating Rate Securities, respectively, as follows:

Maryland Premium Income (NMY)
Year Ended 5/31:
2012(f)	1.58	%*
2011	1.00
2010	.32
2009	.05
2008	.01
2007	.04

Maryland Dividend Advantage (NFM)
Year Ended 5/31:
2012(f)	1.42	%*
2011	1.44
2010	.25
2009	.06
2008	.02
2007	.04

(f)	For the six months ended November 30, 2011.
N/A	Fund does not have a contractual reimbursement with the Adviser.
*	Annualized.

See accompanying notes to financial statements.

Nuveen Investments	77

Financial
Highlights (Unaudited) (continued)

Selected data for a Common share outstanding throughout each period:

		Investment Operations					Less Distributions
	Beginning Common Share Net Asset Value	Net Investment Income (Loss)	Net Realized/ Unrealized Gain (Loss)	Distributions from Net Investment Income to Auction Rate Preferred Share- holders (a)	Distributions from Capital Gains to Auction Rate Preferred Share- holders (a)	Total	Net Investment Income to Common Share- holders	Capital Gains to Common Share- holders	Total	Ending Common Share Net Asset Value	Ending Market Value
Maryland Dividend Advantage 2 (NZR)
Year Ended 5/31:
2012(f)	$13.90	$.38	$.54	$—	$—	$.92	$(.40)	$—	$(.40)	$14.42	$14.05
2011	14.47	.73	(.51)	—	—	.22	(.79)	—	(.79)	13.90	13.31
2010	13.15	.90	1.21	(.03)	—	2.08	(.76)	—	(.76)	14.47	15.00
2009	14.29	.95	(1.19)	(.16)	(.01)	(.41)	(.70)	(.03)	(.73)	13.15	12.69
2008	14.81	.94	(.48)	(.24)	(.01)	.21	(.70)	(.03)	(.73)	14.29	14.25
2007	14.76	.94	.10	(.23)	—	.81	(.76)	—	(.76)	14.81	15.38

Maryland Dividend Advantage 3 (NWI)
Year Ended 5/31:
2012(f)	14.11	.34	.47	—	—	.81	(.38)	—	(.38)	14.54	13.85
2011	14.59	.72	(.43)	(.01)	—	.28	(.76)	—	(.76)	14.11	13.64
2010	13.30	.84	1.22	(.03)	—	2.03	(.74)	—	(.74)	14.59	14.19
2009	14.02	.89	(.78)	(.16)	(.01)	(.06)	(.64)	(.02)	(.66)	13.30	12.56
2008	14.48	.89	(.49)	(.23)	—	.17	(.63)	—	(.63)	14.02	13.01
2007	14.33	.88	.16	(.22)	—	.82	(.67)	—	(.67)	14.48	14.74

(a)	The amounts shown are based on Common share equivalents.
(b)
Total Return Based on Market Value is the combination of changes in the market price per share and the effect of reinvested dividend income and reinvested capital gains distributions, if any, at the average price paid per share at the time of reinvestment. The last dividend declared in the period, which is typically paid on the first business day of the following month, is assumed to be reinvested at the ending market price. The actual reinvestment for the last dividend declared in the period may take place over several days, and in some instances may not be based on the market price, so the actual reinvestment price may be different from the price used in the calculation. Total returns are not annualized.

Total Return Based on Common Share Net Asset Value is the combination of changes in Common share net asset value, reinvested dividend income at net asset value and reinvested capital gains distributions at net asset value, if any. The last dividend declared in the period, which is typically paid on the first business day of the following month, is assumed to be reinvested at the ending net asset value. The actual reinvest price for the last dividend declared in the period may often be based on the Fund’s market price (and not its net asset value), and therefore may be different from the price used in the calculation. Total returns are not annualized.

78	Nuveen Investments

		Ratios/Supplemental Data
Total Returns			Ratios to Average Net Assets Applicable to Common Shares Before Reimbursement(c)				Ratios to Average Net Assets Applicable to Common Shares After Reimbursement(c)(d)

Based on Market Value (b)	Based on Common Share Net Asset Value (b)	Ending Net Assets Applicable to Common Shares (000)	Expenses	(e)	Net Investment Income (Loss)		Expenses	(e)	Net Investment Income (Loss)		Portfolio Turnover Rate

8.61%	6.64%	$60,601	2.65	%**	5.31	%**	2.60	%**	5.36	%**	12%
(6.04)	1.59	58,415	2.65		5.08		2.55		5.18		8
24.89	16.13	60,749	1.47		6.21		1.29		6.38		2
(5.21)	(2.43)	55,185	1.41		7.16		1.15		7.42		6
(2.30)	1.54	59,921	1.29		6.18		.96		6.51		13
9.32	5.56	62,064	1.32		5.86		.91		6.27		10

4.39	5.77	78,002	2.87	**	4.73	**	2.87		4.73		2
1.52	1.96	75,698	2.33		5.02		2.29		5.06		7
19.24	15.53	78,266	1.47		5.78		1.31		5.94		—	*
2.35	(.05)	71,332	1.38		6.70		1.08		7.00		5
(7.38)	1.24	75,205	1.26		5.86		.86		6.27		13
11.47	5.75	77,640	1.28		5.52		.80		6.00		11

(c)
Ratios do not reflect the effect of dividend payments to Auction Rate Preferred shareholders, where applicable; Net Investment Income (Loss) ratios reflect income earned and expenses incurred on assets attributable to ARPS and/or MTP Shares, where applicable.

(d)
After expense reimbursement from the Adviser, where applicable. Ratios do not reflect the effect of custodian fee credits earned on the Fund’s net cash on deposit with the custodian bank, where applicable. As of September 30, 2011, the Adviser is no longer reimbursing Maryland Dividend Advantage 2 (NZR) for any fees and expenses. As of September 30, 2010, the Adviser is no longer reimbursing Maryland Dividend Advantage 3 (NWI) for any fees and expenses.

(e)
The expense ratios reflect, among other things, all interest expense and other costs related to MTP Shares and/or the interest expense deemed to have been paid by the Fund on the floating rate certificates issued by the special purpose trusts for the self-deposited inverse floaters held by the Fund, where applicable, both as described in Footnote 1 – General Information and Significant Accounting Policies, MuniFund Term Preferred Shares and Inverse Floating Rate Securities, respectively, as follows:

Maryland Dividend Advantage 2 (NZR)
Year Ended 5/31:
2012(f)	1.45	%**
2011	1.47
2010	.26
2009	.05
2008	.01
2007	.04

Maryland Dividend Advantage 3 (NWI)
Year Ended 5/31:
2012(f)	1.66	%**
2011	1.17
2010	.28
2009	.05
2008	.01
2007	.04

(f)	For the six months ended November 30, 2011.
*	Rounds to less than 1%.
**	Annualized.

See accompanying notes to financial statements.

Nuveen Investments	79

Financial
Highlights (Unaudited) (continued)

Selected data for a Common share outstanding throughout each period:

		Investment Operations						Less Distributions
	Beginning Common Share Net Asset Value	Net Investment Income (Loss)	Net Realized/ Unrealized Gain (Loss)	Distributions from Net Investment Income to Auction Rate Preferred Share- holders (a)	Distributions from Capital Gains to Auction Rate Preferred Share- holders	(a)	Total	Net Investment Income to Common Share- holders	Capital Gains to Common Share- holders	Total	Ending Common Share Net Asset Value	Ending Market Value
Virginia Premium Income (NPV)
Year Ended 5/31:
2012(f)	$14.42	$.36	$.47	$—	$—		$.83	$(.40)	$—	$(.40)	$14.85	$15.40
2011	14.73	.77	(.27)	(.01)	—		.49	(.80)	—	(.80)	14.42	14.92
2010	13.76	.88	.93	(.03)	—		1.78	(.81)	—	(.81)	14.73	15.85
2009	14.39	.90	(.66)	(.15)	(.02)		.07	(.65)	(.05)	(.70)	13.76	14.36
2008	14.89	.88	(.40)	(.22)	(.03)		.23	(.64)	(.09)	(.73)	14.39	14.04
2007	14.89	.88	.07	(.23)	—	*	.72	(.70)	(.02)	(.72)	14.89	15.24

Virginia Dividend Advantage (NGB)
Year Ended 5/31:
2012(f)	13.83	.36	.50	—	—		.86	(.38)	—	(.38)	14.31	14.35
2011	14.21	.73	(.34)	—	—		.39	(.77)	—	(.77)	13.83	13.72
2010	13.04	.84	1.11	(.02)	—		1.93	(.76)	—	(.76)	14.21	15.14
2009	14.21	.93	(1.23)	(.17)	—	*	(.47)	(.69)	(.01)	(.70)	13.04	14.00
2008	14.98	.95	(.67)	(.22)	(.03)		.03	(.70)	(.10)	(.80)	14.21	14.81
2007	14.91	.96	.14	(.24)	—		.86	(.79)	—	(.79)	14.98	17.51

(a)	The amounts shown are based on Common share equivalents.
(b)
Total Return Based on Market Value is the combination of changes in the market price per share and the effect of reinvested dividend income and reinvested capital gains distributions, if any, at the average price paid per share at the time of reinvestment. The last dividend declared in the period, which is typically paid on the first business day of the following month, is assumed to be reinvested at the ending market price. The actual reinvestment for the last dividend declared in the period may take place over several days, and in some instances may not be based on the market price, so the actual reinvestment price may be different from the price used in the calculation. Total returns are not annualized.

Total Return Based on Common Share Net Asset Value is the combination of changes in Common share net asset value, reinvested dividend income at net asset value and reinvested capital gains distributions at net asset value, if any. The last dividend declared in the period, which is typically paid on the first business day of the following month, is assumed to be reinvested at the ending net asset value. The actual reinvest price for the last dividend declared in the period may often be based on the Fund’s market price (and not its net asset value), and therefore may be different from the price used in the calculation. Total returns are not annualized.

80	Nuveen Investments

		Ratios/Supplemental Data
Total Returns			Ratios to Average Net Assets Applicable to Common Shares Before Reimbursement(c)				Ratios to Average Net Assets Applicable to Common Shares After Reimbursement(c)(d)

Based on Market Value (b)	Based on Common Share Net Asset Value (b)	Ending Net Assets Applicable to Common Shares (000)	Expenses	(e)	Net Investment Income (Loss)		Expenses	(e)	Net Investment Income (Loss)		Portfolio Turnover Rate

6.04%	5.82%	$134,069	2.55	%**	4.95	%**	N/A		N/A		6%
(.58)	3.48	130,032	2.11		5.36		N/A		N/A		12
16.60	13.19	132,302	1.45		6.14		N/A		N/A		3
8.05	.88	123,119	1.36		6.82		N/A		N/A		6
(2.94)	1.56	128,512	1.25		6.02		N/A		N/A		14
7.18	4.89	132,900	1.20		5.80		N/A		N/A		16

7.46	6.30	45,024	3.01	**	5.07	**	3.01	%**	5.07	%**	11
(4.25)	2.86	43,473	3.02		5.22		2.96		5.27		12
14.13	15.13	44,612	2.19		5.94		2.06		6.07		2
(.01)	(2.92)	40,881	1.47		7.17		1.26		7.38		4
(10.58)	.23	44,512	1.30		6.28		1.03		6.56		10
7.24	5.82	46,908	1.27		5.99		0.92		6.34		23

(c)
Ratios do not reflect the effect of dividend payments to Auction Rate Preferred shareholders, where applicable; Net Investment Income (Loss) ratios reflect income earned and expenses incurred on assets attributable to ARPS and/or MTP Shares, where applicable.

(d)
After expense reimbursement from the Adviser, where applicable. Ratios do not reflect the effect of custodian fee credits earned on the Fund’s net cash on deposit with the custodian bank, where applicable. As of January 31, 2011, the Adviser is no longer reimbursing Virginia Dividend Advantage (NGB) for any fees or expenses.

(e)
The expense ratios reflect, among other things, all interest expense and other costs related to MTP Shares and/or the interest expense deemed to have been paid by the Fund on the floating rate certificates issued by the special purpose trusts for the self-deposited inverse floaters held by the Fund, where applicable, both as described in Footnote 1 – General Information and Significant Accounting Policies, MuniFund Term Preferred Shares and Inverse Floating Rate Securities, respectively, as follows:

Virginia Premium Income (NPV)
Year Ended 5/31:
2012(f)	1.43	%**
2011	.93
2010	.29
2009	.08
2008	.02
2007	—

Virginia Dividend Advantage (NGB)
Year Ended 5/31:
2012(f)	1.71	%**
2011	1.76
2010	.95
2009	.09
2008	.02
2007	—

(f)	For the six months ended November 30, 2011.
N/A	Fund does not have a contractual reimbursement with the Adviser.
*	Rounds to less than $.01 per share.
**	Annualized.

See accompanying notes to financial statements.

Nuveen Investments	81

Financial
Highlights (Unaudited) (continued)

Selected data for a Common share outstanding throughout each period:

		Investment Operations						Less Distributions
	Beginning Common Share Net Asset Value	Net Investment Income (Loss)	Net Realized/ Unrealized Gain (Loss)	Distributions from Net Investment Income to Auction Rate Preferred Share- holders (a)	Distributions from Capital Gains to Auction Rate Preferred Share- holders	(a)	Total	Net Investment Income to Common Share- holders	Capital Gains to Common Share- holders	Total	Ending Common Share Net Asset Value	Ending Market Value
Virginia Dividend Advantage 2 (NNB)
Year Ended 5/31:
2012(f)	$14.13	$.39	$.46	$—	$—		$.85	$(.40)	$—	$(.40)	$14.58	$14.68
2011	14.56	.77	(.41)	—	—		.36	(.79)	—	(.79)	14.13	13.96
2010	13.36	.84	1.15	(.01)	—		1.98	(.78)	—	(.78)	14.56	15.15
2009	14.39	.97	(1.11)	(.16)	—	*	(.30)	(.72)	(.01)	(.73)	13.36	13.98
2008	15.08	.96	(.61)	(.24)	(.02)		.09	(.72)	(.06)	(.78)	14.39	14.65
2007	15.02	.96	.11	(.24)	—		.83	(.77)	—	(.77)	15.08	16.73

(a)	The amounts shown are based on Common share equivalents.
(b)
Total Return Based on Market Value is the combination of changes in the market price per share and the effect of reinvested dividend income and reinvested capital gains distributions, if any, at the average price paid per share at the time of reinvestment. The last dividend declared in the period, which is typically paid on the first business day of the following month, is assumed to be reinvested at the ending market price. The actual reinvestment for the last dividend declared in the period may take place over several days, and in some instances may not be based on the market price, so the actual reinvestment price may be different from the price used in the calculation. Total returns are not annualized.

Total Return Based on Common Share Net Asset Value is the combination of changes in Common share net asset value, reinvested dividend income at net asset value and reinvested capital gains distributions at net asset value, if any. The last dividend declared in the period, which is typically paid on the first business day of the following month, is assumed to be reinvested at the ending net asset value. The actual reinvest price for the last dividend declared in the period may often be based on the Fund’s market price (and not its net asset value), and therefore may be different from the price used in the calculation. Total returns are not annualized.

82	Nuveen Investments

		Ratios/Supplemental Data
Total Returns			Ratios to Average Net Assets Applicable to Common Shares Before Reimbursement(c)				Ratios to Average Net Assets Applicable to Common Shares After Reimbursement(c)(d)

Based on Market Value (b)	Based on Common Share Net Asset Value (b)	Ending Net Assets Applicable to Common Shares (000)	Expenses	(e)	Net Investment Income (Loss)		Expenses	(e)	Net Investment Income (Loss)		Portfolio Turnover Rate

8.09%	6.04%	$84,008	2.87	%**	5.31	%**	2.79	%**	5.38	%**	7%
(2.58)	2.59	81,417	2.86		5.33		2.74		5.45		8
14.48	15.15	83,765	2.15		5.77		1.96		5.96		2
.96	(1.78)	76,726	1.39		7.21		1.11		7.49		4
(7.58)	.63	82,472	1.24		6.21		.91		6.55		10
6.96	5.60	86,382	1.21		5.89		.80		6.29		19

(c)
Ratios do not reflect the effect of dividend payments to Auction Rate Preferred shareholders, where applicable; Net Investment Income (Loss) ratios reflect income earned and expenses incurred on assets attributable to ARPS and/or MTP Shares, where applicable.

(d)
After expense reimbursement from the Adviser, where applicable. Ratios do not reflect the effect of custodian fee credits earned on the Fund’s net cash on deposit with the custodian bank, where applicable.

(e)
The expense ratios reflect, among other things, all interest expense and other costs related to MTP Shares and/or the interest expense deemed to have been paid by the Fund on the floating rate certificates issued by the special purpose trusts for the self-deposited inverse floaters held by the Fund, where applicable, both as described in Footnote 1 – General Information and Significant Accounting Policies, MuniFund Term Preferred Shares and Inverse Floating Rate Securities, respectively, as follows:

Virginia Dividend Advantage 2 (NNB)
Year Ended 5/31:
2012(f)	1.66	%**
2011	1.69
2010	.98
2009	.08
2008	.02
2007	—

(f)	For the six months ended November 30, 2011.
*	Rounds to less than $.01 per share.
**	Annualized.

See accompanying notes to financial statements.

Nuveen Investments	83

Financial
Highlights (Unaudited) (continued)

	ARPS at the End of Period			MTP Shares at the End of Period (a)			ARPS and MTP Shares at the End of Period
	Aggregate Amount Outstanding (000)	Liquidation and Market Value Per Share	Asset Coverage Per Share	Aggregate Amount Outstanding (000)	Liquidation Value Per Share	Asset Coverage Per Share	Asset Coverage Per $1 Liquidation Preference
Maryland Premium Income (NMY)
Year Ended 5/31:
2012(b)	$—	$—	$—	$74,593	$10.00	$31.07	$—
2011	—	—	—	74,593	10.00	30.52	—
2010	32,975	25,000	79,788	38,775	10.00	31.92	3.19
2009	70,875	25,000	75,972	—	—	—	—
2008	79,100	25,000	72,722	—	—	—	—
2007	79,100	25,000	73,990	—	—	—	—

Maryland Dividend Advantage (NFM)
Year Ended 5/31:
2012(b)	—	—	—	26,485	10.00	32.88	—
2011	—	—	—	26,485	10.00	31.94	—
2010	—	—	—	26,485	10.00	32.77	—
2009	25,825	25,000	77,766	—	—	—	—
2008	32,000	25,000	71,172	—	—	—	—
2007	32,000	25,000	72,860	—	—	—	—

Maryland Dividend Advantage 2 (NZR)
Year Ended 5/31:
2012(b)	—	—	—	27,300	10.00	32.20	—
2011	—	—	—	27,300	10.00	31.40	—
2010	—	—	—	27,300	10.00	32.25	—
2009	26,625	25,000	76,817	—	—	—	—
2008	32,000	25,000	71,813	—	—	—	—
2007	32,000	25,000	73,488	—	—	—	—
(a)	The Ending and Average Market Value Per Share for each Series of the Fund’s MTP Shares were as follows:

	Series	Ending Market Value Per Share	Average Market Value Per Share		Series	Ending Market Value Per Share	Average Market Value Per Share
Maryland Premium Income (NMY)
Year Ended 5/31:
2012(b)	2015	$10.18	$10.10		2016	$10.14	$10.12
2011	2015	10.09	10.04		2016	10.10	10.04	^^
2010	2015	10.00	10.01	^	—	—	—
2009	—	—	—		—	—	—
2008	—	—	—		—	—	—
2007	—	—	—		—	—	—

Maryland Dividend Advantage (NFM)
Year Ended 5/31:
2012(b)	2015	10.05	10.09		—	—	—
2011	2015	10.08	10.04		—	—	—
2010	2015	10.01	10.01	^^^	—	—	—
2009	—	—	—		—	—	—
2008	—	—	—		—	—	—
2007	—	—	—		—	—	—

Maryland Dividend Advantage 2 (NZR)
Year Ended 5/31:
2012(b)	2015	10.05	10.08		—	—	—
2011	2015	10.05	10.05		—	—	—
2010	2015	9.97	9.96	^^^^	—	—	—
2009	—	—	—		—	—	—
2008	—	—	—		—	—	—
2007	—	—	—		—	—	—

^	For the period January 29, 2010 (first issuance date of shares) through May 31, 2010.
^^	For the period March 15, 2011 (first issuance date of shares) through May 31, 2010.
^^^	For the period April 13, 2010 (first issuance date of shares) through May 31, 2010.
^^^^	For the period April 9, 2010 (first issuance date of shares) through May 31, 2010.
(b)	For the six months ended November 30, 2011.

84	Nuveen Investments

	ARPS at the End of Period			MTP Shares at the End of Period (a)			ARPS and MTP Shares at the End of Period
	Aggregate Amount Outstanding (000)	Liquidation and Market Value Per Share	Asset Coverage Per Share	Aggregate Amount Outstanding (000)	Liquidation Value Per Share	Asset Coverage Per Share	Asset Coverage Per $1 Liquidation Preference
Maryland Dividend Advantage 3 (NWI)
Year Ended 5/31:
2012(b)	$—	$—	$—	$37,766	$10.00	$30.65	$—
2011	—	—	—	37,766	10.00	30.04	—
2010	14,825	25,000	80,078	20,700	10.00	32.03	3.20
2009	35,000	25,000	75,951	—	—	—	—
2008	39,000	25,000	73,208	—	—	—	—
2007	39,000	25,000	74,769	—	—	—	—

Virginia Premium Income (NPV)
Year Ended 5/31:
2012(b)	—	—	—	61,408	10.00	31.83	—
2011	—	—	—	61,408	10.00	31.18	—
2010	25,550	25,000	82,269	32,205	10.00	32.91	3.29
2009	63,800	25,000	73,244	—	—	—	—
2008	63,800	25,000	75,357	—	—	—	—
2007	63,800	25,000	77,077	—	—	—	—

Virginia Dividend Advantage (NGB)
Year Ended 5/31:
2012(b)	—	—	—	22,800	10.00	29.75	—
2011	—	—	—	22,800	10.00	29.07	—
2010	—	—	—	22,800	10.00	29.57	—
2009	21,750	25,000	71,989	—	—	—	—
2008	24,000	25,000	71,367	—	—	—	—
2007	24,000	25,000	73,862	—	—	—	—

(a)	The Ending and Average Market Value Per Share for each Series of the Fund’s MTP Shares were as follows:

	Series	Ending Market Value Per Share	Average Market Value Per Share		Series	Ending Market Value Per Share	Average Market Value Per Share
Maryland Dividend Advantage 3 (NWI)
Year Ended 5/31:
2012(b)	2015	$10.11	$10.08		2016	$10.12	$10.11
2011	2015	10.07	10.07		2016	10.03	10.00	ΩΩ
2010	2015	10.02	10.04	Ω	—	—	—
2009	—	—	—		—	—	—
2008	—	—	—		—	—	—
2007	—	—	—		—	—	—

Virginia Premium Income (NPV)
Year Ended 5/31:
2012(b)	2015	10.12	10.09		2014	10.13	10.10
2011	2015	10.01	10.07		2014	10.03	10.02	ΩΩΩΩ
2010	2015	10.00	10.00	ΩΩΩ	—	—	—
2009	—	—	—		—	—	—
2008	—	—	—		—	—	—
2007	—	—	—		—	—	—

Virginia Dividend Advantage (NGB)
Year Ended 5/31:
2012(b)	2014	10.18	10.12		—	—	—
2011	2014	10.10	10.15		—	—	—
2010	2014	10.09	10.13	ΩΩΩΩΩ	—	—	—
2009	—	—	—		—	—	—
2008	—	—	—		—	—	—
2007	—	—	—		—	—	—

Ω	For the period February 23, 2010 (first issuance date of shares) through May 31, 2010.
ΩΩ	For the period January 24, 2011 (first issuance date of shares) through May 31, 2011.
ΩΩΩ	For the period January 26, 2010 (first issuance date of shares) through May 31, 2010.
ΩΩΩΩ	For the period March 14, 2011 (first issuance date of shares) through May 31, 2011.
ΩΩΩΩΩ	For the period November 18, 2009 (first issuance date of shares) through May 31, 2010.
(b)	For the six months ended November 30, 2011.

See accompanying notes to financial statements.

Nuveen Investments	85

Financial
Highlights (Unaudited) (continued)

	ARPS at the End of Period			MTP Shares at the End of Period (a)			ARPS and MTP Shares at the End of Period
	Aggregate Amount Outstanding (000)	Liquidation and Market Value Per Share	Asset Coverage Per Share	Aggregate Amount Outstanding (000)	Liquidation Value Per Share	Asset Coverage Per Share	Asset Coverage Per $1 Liquidation Preference
Virginia Dividend Advantage 2 (NNB)
Year Ended 5/31:
2012(b)	$—	$—	$—	$43,200	$10.00	$29.45	$—
2011	—	—	—	43,200	10.00	28.85	—
2010	—	—	—	43,200	10.00	29.39	—
2009	41,175	25,000	71,586	—	—	—	—
2008	42,000	25,000	74,090	—	—	—	—
2007	42,000	25,000	76,418	—	—	—	—

(a)	The Ending and Average Market Value Per Share for each Series of the Fund’s MTP Shares were as follows:

	Series	Ending Market Value Per Share	Average Market Value Per Share		Series	Ending Market Value Per Share	Average Market Value Per Share
Virginia Dividend Advantage 2 (NNB)
Year Ended 5/31:
2012(b)	2014	$10.11	$10.11		—	—	—
2011	2014	10.13	10.12		—	—	—
2010	2014	10.08	10.12	^	—	—	—
2009	—	—	—		—	—	—
2008	—	—	—		—	—	—
2007	—	—	—		—	—	—

^	For the period November 4, 2009 (first issuance date of shares) through May 31, 2010.
(b)	For the six months ended November 30, 2011.

See accompanying notes to financial statements.

86	Nuveen Investments

Notes to
Financial Statements (Unaudited)

1. General Information and Significant Accounting Policies

General Information
The state funds covered in this report and their corresponding Common share stock exchange symbols are Nuveen Maryland Premium Income Municipal Fund (NMY), Nuveen Maryland Dividend Advantage Municipal Fund (NFM), Nuveen Maryland Dividend Advantage Municipal Fund 2 (NZR), Nuveen Maryland Dividend Advantage Municipal Fund 3 (NWI), Nuveen Virginia Premium Income Municipal Fund (NPV), Nuveen Virginia Dividend Advantage Municipal Fund (NGB) and Nuveen Virginia Dividend Advantage Municipal Fund 2 (NNB) (each a “Fund” and collectively, the “Funds”). Common shares of Maryland Premium Income (NMY) and Virginia Premium Income (NPV) are traded on the New York Stock Exchange (“NYSE”) while Common shares of Maryland Dividend Advantage (NFM), Maryland Dividend Advantage 2 (NZR), Maryland Dividend Advantage 3 (NWI), Virginia Dividend Advantage (NGB) and Virginia Dividend Advantage 2 (NNB) are traded on the NYSE Amex. The Funds are registered under the Investment Company Act of 1940, as amended, as closed-end, registered investment companies.

Each Fund seeks to provide current income exempt from both regular federal and designated state income taxes by investing primarily in a portfolio of municipal obligations issued by state and local government authorities within a single state or certain U.S. territories.

Approved Fund Mergers
On October 28, 2011, the Funds’ Board of Trustees approved a series of reorganizations for all the Maryland and Virginia Funds included in this report. The reorganizations in each respective state are intended to create a single larger state fund, which would potentially offer shareholders the following benefits:

•	Lower Fund expense ratios (excluding the effects of leverage), as fixed costs are spread over a larger asset base;

•	Enhanced secondary market trading, as larger Funds potentially make it easier for investors to buy and sell Fund shares;

•	Lower per share trading costs through reduced bid/ask spreads due to a larger common share float; and

•	Increased Fund flexibility in managing the structure and cost of leverage over time.

The approved reorganizations are as follows:

Acquired Funds	Acquiring Fund
Maryland Funds
Maryland Dividend Advantage (NFM)	Maryland Premium Income (NMY)
Maryland Dividend Advantage 2 (NZR)
Maryland Dividend Advantage 3 (NWI)

Acquired Funds	Acquiring Fund
Virginia Funds
Virginia Dividend Advantage (NGB)	Virginia Premium Income (NPV)
Virginia Dividend Advantage 2 (NNB)

A special meeting of shareholders for the purpose of voting on the reorganizations has been scheduled for April 6, 2012.

If shareholders approve the reorganizations, and upon the closing of the reorganizations, the Acquired Fund will transfer substantially all of its assets to the Acquiring Fund in exchange for common and preferred shares of the Acquiring Fund, and the assumption by the Acquiring Fund of substantially all of the liabilities of the Acquired Fund. The Acquired Fund will then be liquidated, dissolved and terminated in accordance with its Declaration of Trust.

If shareholders approve the reorganizations, Acquired Fund shareholders will become shareholders of the Acquiring Fund. Holders of common shares will receive newly issued common shares of the Acquiring Fund, the aggregate net asset value of which will be equal to the aggregate net asset value of the common shares of the Acquired Fund held immediately prior to the reorganizations (including for this purpose fractional Acquiring Fund shares to which shareholders would be entitled). Fractional shares will be sold on the open market and shareholders will receive cash in lieu of such fractional shares. Holders of MuniFund Term Preferred (“MTP”) Shares of each Acquired Fund will receive on a one-for-one basis newly issued MTP Shares of

Nuveen Investments	87

Notes to
Financial Statements (Unaudited) (continued)

the Acquiring Fund, in exchange for MTP Shares of the Acquired Fund held immediately prior to the reorganization, with such new Acquiring Fund MTP Shares having the same terms of exchanged MTP Shares of the Acquired Fund.

Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”).

Investment Valuation
Prices of municipal bonds are provided by a pricing service approved by the Funds’ Board of Trustees. These securities are generally classified as Level 2 for fair value measurement purposes. When price quotes are not readily available (which is usually the case for municipal bonds) the pricing service establishes a security’s fair value using methods that may include consideration of the following: yields or prices of investments of comparable quality, type of issue, coupon, maturity and rating, market quotes or indications of value from security dealers, evaluations of anticipated cash flows or collateral, general market conditions and other information and analysis, including the obligor’s credit characteristics considered relevant. In pricing certain securities, particularly less liquid and lower quality securities, the pricing service may consider information about a security, its issuer, or market activity, provided by Nuveen Fund Advisors, Inc. (“the Adviser”), a wholly-owned subsidiary of Nuveen Investments, Inc. (“Nuveen”). These securities are generally classified as Level 2 or Level 3 depending on the priority of the significant inputs.

Certain securities may not be able to be priced by the pre-established pricing methods as described above. Such securities may be valued by the Funds’ Board of Trustees or its designee at fair value. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933, as amended) for which a pricing service is unable to provide a market price; securities whose trading has been formally suspended; debt securities that have gone into default and for which there is no current market quotation; a security whose market price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of a Fund’s net asset value (as may be the case in non-U.S. markets on which the security is primarily traded) or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the pricing service, is not deemed to reflect the security’s fair value. As a general principle, the fair value of a security would appear to be the amount that the owner might reasonably expect to receive for it in a current sale. A variety of factors may be considered in determining the fair value of such securities, which may include consideration of the following: yields or prices of investments of comparable quality, type of issue, coupon, maturity and rating, market quotes or indications of value from security dealers, evaluations of anticipated cash flows or collateral, general market conditions and other information and analysis, including the obligor’s credit characteristics considered relevant. These securities are generally classified as Level 2 or Level 3 depending on the priority of the significant inputs. Regardless of the method employed to value a particular security, all valuations are subject to review by the Funds’ Board of Trustees or its designee.

Refer to Footnote 2 – Fair Value Measurements for further details on the leveling of securities held by the Funds as of the end of the reporting period.

Investment Transactions
Investment transactions are recorded on a trade date basis. Realized gains and losses from transactions are determined on the specific identification method, which is the same basis used for federal income tax purposes. Investments purchased on a when-issued/delayed delivery basis may have extended settlement periods. Any investments so purchased are subject to market fluctuation during this period. The Funds have instructed the custodian to segregate assets with a current value at least equal to the amount of the when-issued/delayed delivery purchase commitments. At November 30, 2011, Maryland Dividend Advantage 2 (NZR), Virginia Dividend Advantage (NGB) and Virginia Dividend Advantage 2 (NNB) had outstanding when issued/delayed delivery purchase commitments of $1,030,750, $520,098, and $1,035,473, respectively. There were no such outstanding purchase commitments in any of the other Funds.

Investment Income
Investment income, which reflects the amortization of premiums and includes accretion of discounts for financial reporting purposes, is recorded on an accrual basis. Investment income also reflects paydown gains and losses, if any.

Income Taxes
Each Fund is a separate taxpayer for federal income tax purposes. Each Fund intends to distribute substantially all of its net investment income and net capital gains to shareholders and to otherwise comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies. Therefore, no federal income tax provision is required. Furthermore, each Fund intends to satisfy conditions that will enable interest from municipal securities, which is exempt from regular federal and designated state income taxes, to retain such tax-exempt status when distributed to shareholders of the Funds. Net realized capital gains and ordinary income distributions paid by the Funds are subject to federal taxation.

For all open tax years and all major taxing jurisdictions, management of the Funds has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. Open tax years are those that are open for examination by taxing authorities (i.e., generally the last four tax year ends and the interim tax period since then). Furthermore, management of the Funds is also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

88	Nuveen Investments

Dividends and Distributions to Common Shareholders
Dividends from net investment income are declared monthly. Net realized capital gains and/or market discount from investment transactions, if any, are distributed to shareholders at least annually. Furthermore, capital gains are distributed only to the extent they exceed available capital loss carryforwards.

Distributions to Common shareholders of net investment income, net realized capital gains and/or market discount, if any, are recorded on the ex-dividend date. The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP.

Auction Rate Preferred Shares
Each Fund is authorized to issue Auction Rate Preferred Shares (“ARPS”). As of May 31, 2011, the Funds redeemed all of their outstanding ARPS at liquidation value.

During the fiscal year ended May 31, 2011, lawsuits pursuing claims made in a demand letter alleging that Virginia Premium Income’s (NPV) Board of Trustees breached their fiduciary duties related to the redemption at par of its ARPS had been filed on behalf of shareholders of the Fund against the Adviser, the Nuveen holding company, the majority owner of the holding company, the lone interested trustee, and current and former officers of the Fund. Nuveen and the other named defendants filed a motion to dismiss the lawsuits and on December 16, 2011, the court granted that motion dismissing the lawsuits. The plaintiffs failed to file an appeal on the court’s decision within the required time period, resulting in the final disposition of the lawsuits.

MuniFund Term Preferred Shares
The Funds have issued and outstanding MTP Shares, with a $10 stated (“par”) value per share. Proceeds from the issuance of MTP Shares, net of offering expenses, were used to redeem all, or a portion of, each Fund’s outstanding ARPS. Each Fund’s MTP Shares may be issued in one or more Series. Dividends on MTP shares, which are recognized as interest expense for financial reporting purposes, are paid monthly at a fixed annual rate, subject to adjustments in certain circumstances. The MTP Shares trade on the NYSE. As of November 30, 2011, the number of MTP Shares outstanding, annual interest rate and NYSE “ticker” symbol for each Fund’s series of MTP Shares are as follows:

	Maryland Premium Income (NMY)			Maryland Dividend Advantage (NFM)
		Annual			Annual
	Shares	Interest	NYSE	Shares	Interest	NYSE
	Outstanding	Rate	Ticker	Outstanding	Rate	Ticker
Series:
2015	3,877,500	2.65%	NMY Pr C	2,648,500	2.60%	NFM Pr C
2016	3,581,800	2.90	NMY Pr D	—	—	—

	Maryland Dividend Advantage 2 (NZR)			Maryland Dividend Advantage 3 (NWI)
		Annual			Annual
	Shares	Interest	NYSE	Shares	Interest	NYSE
	Outstanding	Rate	Ticker	Outstanding	Rate	Ticker
Series:
2015	2,730,000	2.60%	NZR Pr C	2,070,000	2.65%	NWI Pr C
2016	—	—	—	1,706,600	2.85	NWI Pr D

	Virginia Premium Income (NPV)			Virginia Dividend Advantage (NGB)
		Annual			Annual
	Shares	Interest	NYSE	Shares	Interest	NYSE
	Outstanding	Rate	Ticker	Outstanding	Rate	Ticker
Series:
2014	2,920,300	2.25%	NPV Pr A	2,280,000	2.80%	NGB Pr C
2015	3,220,500	2.65	NPV Pr C	—	—	—

	Virginia Dividend Advantage 2 (NNB)
		Annual
	Shares	Interest	NYSE
	Outstanding	Rate	Ticker
Series 2014	4,320,000	2.80%	NNB Pr C

Nuveen Investments	89

Notes to
Financial Statements (Unaudited) (continued)

Each Fund is obligated to redeem its MTP Shares by the date as specified in its offering document (“Term Redemption Date”), unless earlier redeemed or repurchased by the Fund. MTP Shares are subject to optional and mandatory redemption in certain circumstances. MTP Shares will be subject to redemption at the option of each Fund (“Optional Redemption Date”), subject to a payment of premium for one year following the Optional Redemption Date (“Premium Expiration Date”), and at par thereafter. MTP Shares also will be subject to redemption, at the option of each Fund, at par in the event of certain changes in the credit rating of the MTP Shares. Each Fund may be obligated to redeem certain of the MTP Shares if the Fund fails to maintain certain asset coverage and leverage ratio requirements and such failures are not cured by the applicable cure date. The redemption price per share is equal to the sum of the liquidation value per share plus any accumulated but unpaid dividends. The Term Redemption Date, Optional Redemption Date and Premium Expiration Date for each Fund’s series of MTP Shares are as follows:

	Maryland		Maryland		Maryland		Maryland		Maryland
	Premium		Premium		Dividend		Dividend		Dividend
	Income		Income		Advantage		Advantage 2		Advantage 3
	(NMY	)	(NMY	)	(NFM	)	(NZR	)	(NWI	)
	Series 2015		Series 2016		Series 2015		Series 2015		Series 2015
Term Redemption Date	February 1, 2015		April 1, 2016		May 1, 2015		May 1, 2015		March 1, 2015
Optional Redemption Date	February 1, 2011		April 1, 2012		May 1, 2011		May 1, 2011		March 1, 2011
Premium Expiration Date	January 31, 2012		March 31, 2013		April 30, 2012		April 30, 2012		February 29, 2012

	Maryland		Virginia		Virginia		Virginia		Virginia
	Dividend		Premium		Premium		Dividend		Dividend
	Advantage 3		Income		Income		Advantage		Advantage 2
	(NWI	)	(NPV	)	(NPV	)	(NGB	)	(NNB	)
	Series 2016		Series 2014		Series 2015		Series 2014		Series 2014
Term Redemption Date	February 1, 2016		April 1, 2014		February 1, 2015		December 1, 2014		December 1, 2014
Optional Redemption Date	February 1, 2012		April 1, 2012		February 1, 2011		December 1, 2010		December 1, 2010
Premium Expiration Date	January 31, 2013		March 31, 2013		January 31, 2012		November 30, 2011		November 30, 2011

The average liquidation value of all MTP Shares outstanding for each Fund during the six months ended November 30, 2011, was as follows:

	Maryland		Maryland		Maryland		Maryland
	Premium		Dividend		Dividend		Dividend
	Income		Advantage		Advantage 2		Advantage 3
	(NMY	)	(NFM	)	(NZR	)	(NWI	)
Average liquidation value of MTP Shares outstanding	$74,593,000		$26,485,000		$27,300,000		$37,766,000

	Virginia		Virginia		Virginia
	Premium		Dividend		Dividend
	Income		Advantage		Advantage 2
	(NPV	)	(NGB	)	(NNB	)
Average liquidation value of MTP Shares outstanding	$61,408,000		$22,800,000		$43,200,000

For financial reporting purposes only, the liquidation value of MTP Shares is recorded as a liability on the Statement of Assets and Liabilities. Unpaid dividends on MTP Shares are recognized as a component of “Interest payable” on the Statement of Assets and Liabilities. Dividends paid on MTP Shares are recognized as a component of “Interest expense and amortization of offering costs” on the Statement of Operations.

Inverse Floating Rate Securities
Each Fund is authorized to invest in inverse floating rate securities. An inverse floating rate security is created by depositing a municipal bond, typically with a fixed interest rate, into a special purpose trust created by a broker-dealer. In turn, this trust (a) issues floating rate certificates, in face amounts equal to some fraction of the deposited bond’s par amount or market value, that typically pay short-term tax-exempt interest rates to third parties, and (b) issues to a long-term investor (such as one of the Funds) an inverse floating rate certificate (sometimes referred to as an “inverse floater”) that represents all remaining or residual interest in the trust. The income received by the inverse floater holder varies inversely with the short-term rate paid to the floating rate certificates’ holders, and in most circumstances the inverse floater holder bears substantially all of the underlying bond’s downside investment risk and also benefits disproportionately from any potential appreciation of the underlying bond’s value. The price of an inverse floating rate security will be more volatile than that of the underlying bond because the interest rate is dependent on not only the fixed coupon rate of the underlying bond but also on the short-term interest paid on the floating rate certificates, and because the inverse floating rate security essentially bears the risk of loss of the greater face value of the underlying bond.

90	Nuveen Investments

A Fund may purchase an inverse floating rate security in a secondary market transaction without first owning the underlying bond (referred to as an “externally-deposited inverse floater”), or instead by first selling a fixed-rate bond to a broker-dealer for deposit into the special purpose trust and receiving in turn the residual interest in the trust (referred to as a “self-deposited inverse floater”). The inverse floater held by a Fund gives the Fund the right (a) to cause the holders of the floating rate certificates to tender their notes at par, and (b) to have the broker transfer the fixed-rate bond held by the trust to the Fund, thereby collapsing the trust. An investment in an externally-deposited inverse floater is identified in the Portfolio of Investments as “(IF) – Inverse floating rate investment.” An investment in a self-deposited inverse floater is accounted for as a financing transaction. In such instances, a fixed-rate bond deposited into a special purpose trust is identified in the Portfolio of Investments as “(UB) – Underlying bond of an inverse floating rate trust reflected as a financing transaction,” with the Fund accounting for the short-term floating rate certificates issued by the trust as “Floating rate obligations” on the Statement of Assets and Liabilities. In addition, the Fund reflects in “Investment Income” the entire earnings of the underlying bond and the related interest paid to the holders of the short-term floating rate certificates as a component of “Interest expense and amortization of offering costs” on the Statement of Operations.

During the six months ended November 30, 2011, each Fund invested in externally-deposited inverse floaters and/or self-deposited inverse floaters.

Each Fund may also enter into shortfall and forbearance agreements (sometimes referred to as a “recourse trust” or “credit recovery swap”) (such agreements referred to herein as “Recourse Trusts”) with a broker-dealer by which a Fund agrees to reimburse the broker-dealer, in certain circumstances, for the difference between the liquidation value of the fixed-rate bond held by the trust and the liquidation value of the floating rate certificates issued by the trust plus any shortfalls in interest cash flows. Under these agreements, a Fund’s potential exposure to losses related to or on inverse floaters may increase beyond the value of a Fund’s inverse floater investments as a Fund may potentially be liable to fulfill all amounts owed to holders of the floating rate certificates. At period end, any such shortfall is recognized as “Unrealized depreciation on Recourse Trusts” on the Statement of Assets and Liabilities.

At November 30, 2011, each Fund’s maximum exposure to externally-deposited Recourse Trusts was as follows:

	Maryland		Maryland		Maryland		Maryland
	Premium		Dividend		Dividend		Dividend
	Income		Advantage		Advantage 2		Advantage 3
	(NMY	)	(NFM	)	(NZR	)	(NWI	)
Maximum exposure to Recourse Trusts	$—		$—		$—		$—

	Virginia		Virginia		Virginia
	Premium		Dividend		Dividend
	Income		Advantage		Advantage 2
	(NPV	)	(NGB	)	(NNB	)
Maximum exposure to Recourse Trusts	$6,810,000		$2,255,000		$4,265,000

The average floating rate obligations outstanding and average annual interest rate and fees related to self-deposited inverse floaters during the six months ended November 30, 2011, were as follows:

	Maryland		Maryland		Maryland		Maryland
	Premium		Dividend		Dividend		Dividend
	Income		Advantage		Advantage 2		Advantage 3
	(NMY	)	(NFM	)	(NZR	)	(NWI	)
Average floating rate obligations outstanding	$9,962,000		$3,973,000		$3,840,000		$4,255,000
Average annual interest rate and fees	0.74%		0.73%		0.73%		0.72%

	Virginia		Virginia		Virginia
	Premium		Dividend		Dividend
	Income		Advantage		Advantage 2
	(NPV	)	(NGB	)	(NNB	)
Average floating rate obligations outstanding	$4,630,000		$1,640,000		$2,980,000
Average annual interest rate and fees	0.42%		0.42%		0.42%

Nuveen Investments	91

Notes to
Financial Statements (Unaudited) (continued)

Derivative Financial Instruments
Each Fund is authorized to invest in certain derivative instruments, including foreign currency forwards, futures, options and swap contracts. Although each Fund is authorized to invest in such derivative instruments, and may do so in the future, they did not make any such investments during the six months ended November 30, 2011.

Market and Counterparty Credit Risk
In the normal course of business each Fund may invest in financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the other party to the transaction to perform (counterparty credit risk). The potential loss could exceed the value of the financial assets recorded on the financial statements. Financial assets, which potentially expose each Fund to counterparty credit risk, consist principally of cash due from counterparties on forward, option and swap transactions, when applicable. The extent of each Fund’s exposure to counterparty credit risk in respect to these financial assets approximates their carrying value as recorded on the Statement of Assets and Liabilities. Futures contracts, when applicable, expose a Fund to minimal counterparty credit risk as they are exchange traded and the exchange’s clearinghouse, which is counterparty to all exchange traded futures, guarantees the futures contracts against default.

Each Fund helps manage counterparty credit risk by entering into agreements only with counterparties the Adviser believes have the financial resources to honor their obligations and by having the Adviser monitor the financial stability of the counterparties. Additionally, counterparties may be required to pledge collateral daily (based on the daily valuation of the financial asset) on behalf of each Fund with a value approximately equal to the amount of any unrealized gain above a pre-determined threshold. Reciprocally, when each Fund has an unrealized loss, the Funds have instructed the custodian to pledge assets of the Funds as collateral with a value approximately equal to the amount of the unrealized loss above a pre-determined threshold. Collateral pledges are monitored and subsequently adjusted if and when the valuations fluctuate, either up or down, by at least the predetermined threshold amount.

Zero Coupon Securities
Each Fund is authorized to invest in zero coupon securities. A zero coupon security does not pay a regular interest coupon to its holders during the life of the security. Tax-exempt income to the holder of the security comes from accretion of the difference between the original purchase price of the security at issuance and the par value of the security at maturity and is effectively paid at maturity. The market prices of zero coupon securities generally are more volatile than the market prices of securities that pay interest periodically.

Offering Costs
Costs incurred by the Funds in connection with their offerings of MTP Shares were recorded as a deferred charge, which will be amortized over the life of the shares. Each Fund’s amortized deferred charges are recognized as a component of “Interest expense and amortization of offering costs” on the Statement of Operations. Each Fund’s offering costs incurred were as follows:

	Maryland		Maryland		Maryland		Maryland
	Premium		Dividend		Dividend		Dividend
	Income		Advantage		Advantage 2		Advantage 3
	(NMY	)	(NFM	)	(NZR	)	(NWI	)
MTP Shares offering costs	$1,723,895		$657,275		$669,500		$1,091,490

	Virginia		Virginia		Virginia
	Premium		Dividend		Dividend
	Income		Advantage		Advantage 2
	(NPV	)	(NGB	)	(NNB	)
MTP Shares offering costs	$1,433,113		$587,000		$818,500

92	Nuveen Investments

Custodian Fee Credit
Each Fund has an arrangement with the custodian bank whereby certain custodian fees and expenses are reduced by net credits earned on each Fund’s cash on deposit with the bank. Such deposit arrangements are an alternative to overnight investments. Credits for cash balances may be offset by charges for any days on which a Fund overdraws its account at the custodian bank.

Indemnifications
Under the Funds’ organizational documents, their officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Funds enter into contracts that provide general indemnifications to other parties. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts and expect the risk of loss to be remote.

Use of Estimates
The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets applicable to Common shares from operations during the reporting period. Actual results may differ from those estimates.

2. Fair Value Measurements
Fair value is defined as the price that the Funds would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

Level 1 –	Quoted prices in active markets for identical securities.
Level 2 –	Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of each Fund’s fair value measurements as of November 30, 2011:

Maryland Premium Income (NMY)	Level 1	Level 2	Level 3	Total

Investments:
Municipal Bonds	$—	$235,755,196	$—	$235,755,196

Maryland Dividend Advantage (NFM)	Level 1	Level 2	Level 3	Total

Investments:
Municipal Bonds	$—	$88,787,959	$—	$88,787,959

Maryland Dividend Advantage 2 (NZR)	Level 1	Level 2	Level 3	Total

Investments:
Municipal Bonds	$—	$88,234,310	$—	$88,234,310

Maryland Dividend Advantage 3 (NWI)	Level 1	Level 2	Level 3	Total

Investments:
Municipal Bonds	$—	$117,514,847	$—	$117,514,847

Virginia Premium Income (NPV)	Level 1	Level 2	Level 3	Total

Investments:
Municipal Bonds	$—	$194,465,603	$—	$194,465,603

Virginia Dividend Advantage (NGB)	Level 1	Level 2	Level 3	Total

Investments:
Municipal Bonds	$—	$65,373,797	$—	$65,373,797

Nuveen Investments	93

Notes to
Financial Statements (Unaudited) (continued)

Virginia Dividend Advantage 2 (NNB)	Level 1	Level 2	Level 3	Total
Investments:
Municipal Bonds	$—	$124,841,864	$—	$124,841,864

The following is a reconciliation of each Fund’s Level 3 investments held at the beginning and end of the measurement period:

	Maryland	Maryland		Maryland		Maryland
	Premium	Dividend		Dividend		Dividend
	Income	Advantage		Advantage 2		Advantage 3
	(NMY )	(NFM	)	(NZR	)	(NWI	)
	Level 3	Level 3		Level 3		Level 3
	Municipal	Municipal		Municipal		Municipal
	Bonds	Bonds		Bonds		Bonds
Balance at the beginning of period	$457,636	$471,695		$471,695		$606,465
Gains (losses):
Net realized gains (losses)	6,970	—		—		—
Net change in unrealized appreciation (depreciation)	39,352	56,639		56,639		72,822
Purchases at cost	—	—		—		—
Sales at proceeds	(70,000)	—		—		—
Net discounts (premiums)	340	509		509		654
Transfers in to	—	—		—		—
Transfers out of	(434,298)	(528,843)		(528,843)		(679,941)
Balance at the end of period	$—	$—		$—		$—
Change in net unrealized appreciation (depreciation) during the period of Level 3 securities held as of November 30, 2011	$—	$—		$—		$—

During the six months ended November 30, 2011, the Funds recognized no significant transfers to or from Level 1 or Level 2. Transfers in and/or out of Level 3 are shown using end of period values.

3. Derivative Instruments and Hedging Activities
The Funds record derivative instruments at fair value, with changes in fair value recognized on the Statement of Operations, when applicable. Even though the Funds’ investments in derivatives may represent economic hedges, they are not considered to be hedge transactions for financial reporting purposes. The Funds did not invest in derivative instruments during the six months ended November 30, 2011.

4. Fund Shares

Common Shares
Since the inception of the Funds’ repurchase programs, the Funds have not repurchased any of their outstanding Common shares. Transactions in Common shares were as follows:

	Maryland Premium		Maryland Dividend		Maryland Dividend
	Income (NMY)		Advantage (NFM)		Advantage 2 (NZR)
	Six Months	Year	Six Months	Year	Six Months	Year
	Ended	Ended	Ended	Ended	Ended	Ended
	11/30/11	5/31/11	11/30/11	5/31/11	11/30/11	5/31/11
Common shares issued to shareholders due to reinvestment of distributions	—	10,623	—	3,889	889	5,332

	Maryland Dividend		Virginia Premium		Virginia Dividend
	Advantage 3 (NWI)		Income (NPV)		Advantage (NGB)
	Six Months	Year	Six Months	Year	Six Months	Year
	Ended	Ended	Ended	Ended	Ended	Ended
	11/30/11	5/31/11	11/30/11	5/31/11	11/30/11	5/31/11
Common shares issued to shareholders due to reinvestment of distributions	—	2,060	12,813	32,509	1,396	4,479

94	Nuveen Investments

Virginia Dividend
Advantage 2 (NNB)
	Six Months	Year
	Ended	Ended
	11/30/11	5/31/11
Common shares issued to shareholders due to reinvestment of distributions	2,614	9,404

Preferred Shares
Transactions in ARPS were as follows:

	Maryland				Maryland
	Premium Income (NMY)				Dividend Advantage (NFM)
	Six Months		Year		Six Months		Year
	Ended		Ended		Ended		Ended
	11/30/11		5/31/11		11/30/11		5/31/11
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
ARPS redeemed:
Series M	N/A	N/A	—	$—	N/A	N/A	—	$—
Series W	N/A	N/A	585	14,625,000	N/A	N/A	—	—
Series TH	N/A	N/A	734	18,350,000	N/A	N/A	—	—
Total	N/A	N/A	1,319	$32,975,000	N/A	N/A	—	$—

	Maryland				Maryland
	Dividend Advantage 2 (NZR)				Dividend Advantage 3 (NWI)
	Six Months		Year		Six Months		Year
	Ended		Ended		Ended		Ended
	11/30/11		5/31/11		11/30/11		5/31/11
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
ARPS redeemed:
Series T	N/A	N/A	—	$—	N/A	N/A	593	$14,825,000
Series F	N/A	N/A	—	—	N/A	N/A	—	—
Total	N/A	N/A	—	$—	N/A	N/A	593	$14,825,000

	Virginia				Virginia
	Premium Income (NPV)				Dividend Advantage (NGB)
	Six Months		Year		Six Months		Year
	Ended		Ended		Ended		Ended
	11/30/11		5/31/11		11/30/11		5/31/11
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
ARPS redeemed:
Series T	N/A	N/A	333	$8,325,000	N/A	N/A	—	$—
Series W	N/A	N/A	—	—	N/A	N/A	—	—
Series TH	N/A	N/A	689	17,225,000	N/A	N/A	—	—
Total	N/A	N/A	1,022	$25,550,000	N/A	N/A	—	$—

Nuveen Investments	95

Notes to
Financial Statements (Unaudited) (continued)

Virginia
Dividend Advantage 2 (NNB)
	Six Months		Year
	Ended		Ended
	11/30/11		5/31/11
	Shares	Amount	Shares	Amount
ARPS redeemed:
Series M	N/A	N/A	—	$—

N/A – As of May 31, 2011, the Fund redeemed all of its ARPS at liquidation value.

Transactions in MTP shares were as follows:

	Maryland				Maryland
	Premium Income (NMY)				Dividend Advantage (NFM)
	Six Months		Year		Six Months		Year
	Ended		Ended		Ended		Ended
	11/30/11		5/31/11		11/30/11		5/31/11
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
MTP Shares issued:
Series 2015	—	$—	—	$—	—	$—	—	$—
Series 2016	—	—	3,581,800	35,818,000	—	—	—	—
Total	—	$—	3,581,800	$35,818,000	—	$—	—	$—

	Maryland				Maryland
	Dividend Advantage 2 (NZR)				Dividend Advantage 3 (NWI)
	Six Months		Year		Six Months		Year
	Ended		Ended		Ended		Ended
	11/30/11		5/31/11		11/30/11		5/31/11
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
MTP Shares issued:
Series 2015	—	$—	—	$—	—	$—	—	$—
Series 2016	—	—	—	—	—	—	1,706,000	17,066,000
Total	—	$—	—	$—	—	$—	1,706,000	$17,066,000

Virginia
Premium Income (NPV)
	Six Months		Year
	Ended		Ended
	11/30/11		5/31/11
	Shares	Amount	Shares	Amount
MTP Shares issued:
Series 2014	—	$—	2,920,300	$29,203,000
Series 2015	—	—	—	—
Total	—	$—	2,920,300	$29,203,000

	Virginia				Virginia
	Dividend Advantage (NGB)				Dividend Advantage 2 (NNB)
	Six Months		Year		Six Months		Year
	Ended		Ended		Ended		Ended
	11/30/11		5/31/11		11/30/11		5/31/11
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
MTP Shares issued:
Series 2014	—	$—	—	$—	—	$—	—	$—

96	Nuveen Investments

5. Investment Transactions
Purchases and sales (including maturities but excluding short-term investments, where applicable) during the six months ended November 30, 2011, were as follows:

	Maryland		Maryland		Maryland		Maryland
	Premium		Dividend		Dividend		Dividend
	Income		Advantage		Advantage 2		Advantage 3
	(NMY	)	(NFM	)	(NZR	)	(NWI	)
Purchases	$9,489,460		$8,781,528		$10,783,502		$2,297,409
Sales and maturities	6,652,500		6,921,000		11,709,250		2,593,832

	Virginia		Virginia		Virginia
	Premium		Dividend		Dividend
	Income		Advantage		Advantage 2
	(NPV	)	(NGB	)	(NNB	)
Purchases	$10,806,308		$7,300,702		$9,257,141
Sales and maturities	12,475,850		9,766,000		12,017,400

6. Income Tax Information
The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate securities reflected as financing transactions, if any. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts as detailed below. Temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset values of the Funds.

At November 30, 2011, the cost and unrealized appreciation (depreciation) of investments, as determined on a federal income tax basis, were as follows:

	Maryland		Maryland		Maryland		Maryland
	Premium		Dividend		Dividend		Dividend
	Income		Advantage		Advantage 2		Advantage 3
	(NMY	)	(NFM	)	(NZR	)	(NWI	)
Cost of investments	$218,222,156		$83,709,711		$83,444,161		$110,924,380
Gross unrealized:
Appreciation	$13,549,603		$3,240,895		$3,176,362		$4,793,663
Depreciation	(5,978,230)		(2,135,899)		(2,226,354)		(2,458,164)
Net unrealized appreciation (depreciation) of investments	$7,571,373		$1,104,996		$950,008		$2,335,499

	Virginia		Virginia		Virginia
	Premium		Dividend		Dividend
	Income		Advantage		Advantage 2
	(NPV	)	(NGB	)	(NNB	)
Cost of investments	$184,009,901		$63,111,738		$119,630,165
Gross unrealized:
Appreciation	$10,021,511		$2,703,074		$5,650,891
Depreciation	(4,196,196)		(2,080,628)		(3,419,192)
Net unrealized appreciation (depreciation) of investments	$5,825,315		$622,446		$2,231,699

Nuveen Investments	97

Notes to
Financial Statements (Unaudited) (continued)

Permanent differences, primarily due to federal taxes paid, taxable market discount, nondeductible offering costs and distribution character reclassifications, resulted in reclassifications among the Funds’ components of Common share net assets at May 31, 2011, the Funds’ last tax year end, as follows:
	Maryland		Maryland		Maryland		Maryland
	Premium		Dividend		Dividend		Dividend
	Income		Advantage		Advantage 2		Advantage 3
	(NMY	)	(NFM	)	(NZR	)	(NWI	)
Paid-in-surplus	$(202,533)		$(128,929)		$(132,163)		$(142,468)
Undistributed (Over-distribution of) net investment income	201,247		123,138		130,911		142,328
Accumulated net realized gain (loss)	1,286		5,791		1,252		140

	Virginia		Virginia		Virginia
	Premium		Dividend		Dividend
	Income		Advantage		Advantage 2
	(NPV	)	(NGB	)	(NNB	)
Paid-in-surplus	$(201,673)		$(116,362)		$(160,269)
Undistributed (Over-distribution of) net investment income	195,589		116,185		156,823
Accumulated net realized gain (loss)	6,084		177		3,446

The tax components of undistributed net tax-exempt income, net ordinary income and net long-term capital gains at May 31, 2011, the Funds’ last tax year end, were as follows:
	Maryland		Maryland		Maryland		Maryland
	Premium		Dividend		Dividend		Dividend
	Income		Advantage		Advantage 2		Advantage 3
	(NMY	)	(NFM	)	(NZR	)	(NWI	)
Undistributed net tax-exempt income *	$3,214,207		$936,094		$850,217		$1,172,436
Undistributed net ordinary income **	3,563		6,748		2,343		11,033
Undistributed net long-term capital gains	—		—		—		—

	Virginia		Virginia		Virginia
	Premium		Dividend		Dividend
	Income		Advantage		Advantage 2
	(NPV	)	(NGB	)	(NNB	)
Undistributed net tax-exempt income *	$2,094,655		$730,048		$1,210,898
Undistributed net ordinary income **	2,303		—		—
Undistributed net long-term capital gains	253,245		—		—

*	Undistributed net tax-exempt income (on a tax basis) has not been reduced for the dividend declared on May 2, 2011, paid on June 1, 2011.
**	Net ordinary income consists of taxable market discount income and net short-term capital gains, if any.

98	Nuveen Investments

The tax character of distributions paid during the Funds’ last tax year ended May 31, 2011, was designated for purposes of the dividends paid deduction as follows:

	Maryland		Maryland		Maryland		Maryland
	Premium		Dividend		Dividend		Dividend
	Income		Advantage		Advantage 2		Advantage 3
	(NMY	)	(NFM	)	(NZR	)	(NWI	)
Distributions from net tax-exempt income	$9,375,523		$3,996,405		$4,080,349		$4,779,678
Distributions from net ordinary income**	—		—		—		—
Distributions from net long-term capital gains	—		—		—		—

	Virginia		Virginia		Virginia
	Premium		Dividend		Dividend
	Income		Advantage		Advantage 2
	(NPV	)	(NGB	)	(NNB	)
Distributions from net tax-exempt income	$8,261,866		$3,051,386		$5,767,999
Distributions from net ordinary income**	—		3		—
Distributions from net long-term capital gains	—		—		—

**	Net ordinary income consists of taxable market discount income and net short-term capital gains, if any.

At May 31, 2011, the Funds’ last tax year end, the following Funds had unused capital loss carryforwards available for federal income tax purposes to be applied against future capital gains, if any. If not applied, the carryforwards will expire as follows:

	Maryland		Maryland		Maryland		Maryland		Virginia		Virginia
	Premium		Dividend		Dividend		Dividend		Dividend		Dividend
	Income		Advantage		Advantage 2		Advantage 3		Advantage		Advantage 2
	(NMY	)	(NFM	)	(NZR	)	(NWI	)	(NGB	)	(NNB	)
Expiration:
May 31, 2014	$—		$33,836		$—		$—		$—		$—
May 31, 2017	396,548		419,436		424,135		502,067		125,677		1,261
May 31, 2018	—		—		—		9,753		360,046		532,686
Total	$396,548		$453,272		$424,135		$511,820		$485,723		$533,947

During the last tax year ended May 31, 2011, the Funds utilized capital loss carryforwards as follows:

	Maryland		Maryland		Maryland		Maryland		Virginia		Virginia		Virginia
	Premium		Dividend		Dividend		Dividend		Premium		Dividend		Dividend
	Income		Advantage		Advantage 2		Advantage 3		Income		Advantage		Advantage 2
	(NMY	)	(NFM	)	(NZR	)	(NWI	)	(NPV	)	(NGB	)	(NNB	)
Utilized capital loss carryforwards	$240,833		$122,766		$117,426		$139,864		$14,953		$41,474		$116,839

Nuveen Investments	99

Notes to
Financial Statements (Unaudited) (continued)

7. Management Fees and Other Transactions with Affiliates

Each Fund’s management fee consists of two components – a fund-level fee, based only on the amount of assets within the Fund, and a complex-level fee, based on the aggregate amount of all eligible fund assets managed by the Adviser. This pricing structure enables Fund shareholders to benefit from growth in the assets within their respective Fund as well as from growth in the amount of complex-wide assets managed by the Adviser. The annual fund-level fee for each Fund, payable monthly, is calculated according to the following schedules:

Maryland Premium Income (NMY)
Virginia Premium Income (NPV)
Average Daily Managed Assets*	Fund-Level Fee Rate
For the first $125 million	.4500%
For the next $125 million	.4375
For the next $250 million	.4250
For the next $500 million	.4125
For the next $1 billion	.4000
For the next $3 billion	.3875
For managed assets over $5 billion	.3750

Maryland Dividend Advantage (NFM)
Maryland Dividend Advantage 2 (NZR)
Maryland Dividend Advantage 3 (NWI)
Virginia Dividend Advantage (NGB)
Virginia Dividend Advantage 2 (NNB)
Average Daily Managed Assets*	Fund-Level Fee Rate
For the first $125 million	.4500%
For the next $125 million	.4375
For the next $250 million	.4250
For the next $500 million	.4125
For the next $1 billion	.4000
For managed assets over $2 billion	.3750

The annual complex-level for each Fund, payable monthly, is calculated according to the following schedule:

Complex-Level Managed Asset Breakpoint Level*	Effective Rate at Breakpoint Level
$55 billion	.2000%
$56 billion	.1996
$57 billion	.1989
$60 billion	.1961
$63 billion	.1931
$66 billion	.1900
$71 billion	.1851
$76 billion	.1806
$80 billion	.1773
$91 billion	.1691
$125 billion	.1599
$200 billion	.1505
$250 billion	.1469
$300 billion	.1445

*
For the fund-level and complex-level fees, managed assets include closed-end fund assets managed by the Adviser that are attributable to financial leverage. For these purposes, financial leverage includes the funds’ use of preferred stock and borrowings and certain investments in the residual interest certificates (also called inverse floating rate securities) in tender option bond (TOB) trusts, including the portion of assets held by a TOB trust that has been effectively financed by the trust’s issuance of floating rate securities, subject to an agreement by the Adviser as to certain funds to limit the amount of such assets for determining managed assets in certain circumstances. The complex-level fee is calculated based upon the aggregate daily managed assets of all Nuveen Funds that constitute “eligible assets.” Eligible assets do not include assets attributable to investments in other Nuveen Funds and assets in excess of $2 billion added to the Nuveen Fund complex in connection with the Adviser’s assumption of the management of the former First American Funds effective January 1, 2011. As of November 30, 2011, the complex- level fee rate for these Funds was .1774%.

100	Nuveen Investments

The management fee compensates the Adviser for overall investment advisory and administrative services and general office facilities. The Adviser is responsible for each Fund’s overall strategy and asset allocation decisions. The Adviser has entered into sub-advisory agreements with Nuveen Asset Management, LLC (the “Sub-Adviser”), a wholly-owned subsidiary of the Adviser, under which the Sub-Adviser manages the investment portfolios of the Funds. The Sub-Adviser is compensated for its services to the Funds from the management fees paid to the Adviser.

The Funds pay no compensation directly to those of its trustees who are affiliated with the Adviser or to its officers, all of whom receive remuneration for their services to the Funds from the Adviser or its affiliates. The Board of Trustees has adopted a deferred compensation plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from certain Nuveen-advised funds. Under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of select Nuveen-advised funds.

For the first ten years of Maryland Dividend Advantage 2’s (NZR) operations, the Adviser has agreed to reimburse the Fund, as a percentage of average daily managed assets, for fees and expenses in the amounts and for the time periods set forth below:

Year Ending		Year Ending
September 30,		September 30,
2001*	.30%	2007	.25%
2002	.30	2008	.20
2003	.30	2009	.15
2004	.30	2010	.10
2005	.30	2011	.05
2006	.30

*	From the commencement of operations.

The Adviser has not agreed to reimburse Maryland Dividend Advantage 2 (NZR) for any portion of its fees and expenses beyond September 30, 2011.

For the first ten years of Virginia Dividend Advantage 2’s (NNB) operations, the Adviser has agreed to reimburse the Fund, as a percentage of average daily managed assets, for fees and expenses in the amounts and for the time periods set forth below:

Year Ending		Year Ending
November 30,		November 30,
2001*	.30%	2007	.25%
2002	.30	2008	.20
2003	.30	2009	.15
2004	.30	2010	.10
2005	.30	2011	.05
2006	.30

*	From the commencement of operations.

The Adviser has not agreed to reimburse Virginia Dividend Advantage 2 (NNB) for any portion of its fees and expenses beyond November 30, 2011.

8. New Accounting Pronouncements

Fair Value Measurements and Disclosures
On May 12, 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2011-04 (“ASU No. 2011-04”) modifying Topic 820, Fair Value Measurements and Disclosures. At the same time, the International Accounting Standards Board (“IASB”) issued International Financial Reporting Standard (“IFRS”) 13, Fair Value Measurement. The objective of the FASB and IASB is convergence of their guidance on fair value measurements and disclosures. Specifically, ASU No. 2011-04 requires reporting entities to disclose i) the amounts of any transfers between Level 1 and Level 2 and the reasons for the transfers and ii) for Level 3 fair value measurements, a) quantitative information about significant unobservable inputs used, b) a description of the valuation processes used by the reporting entity and c) a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs if a change in those inputs might result in a significantly higher or lower fair value measurement. The effective date of ASU No. 2011-04 is for interim and annual periods beginning after December 15, 2011. At this time, management is evaluating the implications of this guidance and the impact it will have on the financial statement amounts and footnote disclosures, if any.

Nuveen Investments	101

Reinvest Automatically,
Easily and Conveniently

Nuveen makes reinvesting easy. A phone call is all it takes to set up your reinvestment account.

Nuveen Closed-End Funds Automatic Reinvestment Plan

Your Nuveen Closed-End Fund allows you to conveniently reinvest distributions in additional Fund shares.

By choosing to reinvest, you’ll be able to invest money regularly and automatically, and watch your investment grow through the power of compounding. Just like distributions in cash, there may be times when income or capital gains taxes may be payable on distributions that are reinvested.

It is important to note that an automatic reinvestment plan does not ensure a profit, nor does it protect you against loss in a declining market.

Easy and convenient

To make recordkeeping easy and convenient, each month you’ll receive a statement showing your total distributions, the date of investment, the shares acquired and the price per share, and the total number of shares you own.

How shares are purchased

The shares you acquire by reinvesting will either be purchased on the open market or newly issued by the Fund. If the shares are trading at or above net asset value at the time of valuation, the Fund will issue new shares at the greater of the net asset value or 95% of the then-current market price. If the shares are trading at less than net asset value, shares for your account will be purchased on the open market. If the Plan Agent begins purchasing Fund shares on the open market while shares are trading below net asset value, but the Fund’s shares subsequently trade at or above their net asset value before the Plan Agent is able to complete its purchases, the Plan Agent may cease open-market purchases and may invest the uninvested portion of the distribution in newly-issued Fund shares at a price equal to the greater of the shares’ net asset value or 95% of the shares’ market value on the last business day immediately prior to the purchase date. Distributions received to purchase shares in the open market will normally be invested shortly after the distribution payment date. No interest will be paid on distributions awaiting reinvestment. Because the market price of the shares may increase before purchases are completed, the average purchase price per share may

102	Nuveen Investments

exceed the market price at the time of valuation, resulting in the acquisition of fewer shares than if the distribution had been paid in shares issued by the Fund. A pro rata portion of any applicable brokerage commissions on open market purchases will be paid by Plan participants. These commissions usually will be lower than those charged on individual transactions.

Flexible

You may change your distribution option or withdraw from the Plan at any time, should your needs or situation change.

You can reinvest whether your shares are registered in your name, or in the name of a brokerage firm, bank, or other nominee. Ask your investment advisor if his or her firm will participate on your behalf. Participants whose shares are registered in the name of one firm may not be able to transfer the shares to another firm and continue to participate in the Plan.

The Fund reserves the right to amend or terminate the Plan at any time. Although the Fund reserves the right to amend the Plan to include a service charge payable by the participants, there is no direct service charge to participants in the Plan at this time.

Call today to start reinvesting distributions

For more information on the Nuveen Automatic Reinvestment Plan or to enroll in or withdraw from the Plan, speak with your financial advisor or call us at (800) 257-8787.

Nuveen Investments	103

Glossary of Terms
Used in this Report

■
Auction Rate Bond: An auction rate bond is a security whose interest payments are adjusted periodically through an auction process, which process typically also serves as a means for buying and selling the bond. Auctions that fail to attract enough buyers for all the shares offered for sale are deemed to have “failed,” with current holders receiving a formula-based interest rate until the next scheduled auction.

■
Average Annual Total Return: This is a commonly used method to express an investment’s performance over a particular, usually multi-year time period. It expresses the return that would have been necessary each year to equal the investment’s actual cumulative performance (including change in NAV or market price and reinvested dividends and capital gains distributions, if any) over the time period being considered.

■
Average Effective Maturity: The market-value-weighted average of the effective maturity dates of the individual securities including cash. In the case of a bond that has been advance-refunded to a call date, the effective maturity is the date on which the bond is scheduled to be redeemed using the proceeds of an escrow account. In most other cases the effective maturity is the stated maturity date of the security.

Effective Leverage: Effective leverage is a Fund’s effective economic leverage, and includes both structural leverage and the leverage effects of certain derivative investments in the Fund’s portfolio. Currently, the leverage effects of Tender Option Bond (TOB) inverse floater holdings are included in effective leverage values, in addition to any structural leverage.

■
Inverse Floaters: Inverse floating rate securities, also known as inverse floaters, are created by depositing a municipal bond, typically with a fixed interest rate, into a special purpose trust created by a broker-dealer. This trust, in turn, (a) issues floating rate certificates typically paying short-term tax-exempt interest rates to third parties in amounts equal to some fraction of the deposited bond’s par amount or market value, and (b) issues an inverse floating rate certificate (sometimes referred to as an “inverse floater”) to an investor (such as a Fund) interested in gaining investment exposure to a long-term municipal bond. The income received by the holder of the inverse floater varies inversely with the short-term rate paid to the floating rate certificates’ holders, and in most circumstances the holder of the inverse floater bears substantially all of the underlying bond’s downside investment risk. The holder of the inverse floater typically also benefits disproportionately from any potential appreciation of the underlying bond’s value. Hence, an inverse floater essentially represents an investment in the underlying bond on a leveraged basis.

■	Leverage: Using borrowed money to invest in securities or other assets.

104	Nuveen Investments

■
Leverage-Adjusted Duration: Duration is a measure of the expected period over which a bond’s principal and interest will be paid, and consequently is a measure of the sensitivity of a bond’s or bond Fund’s value to changes when market interest rates change. Generally, the longer a bond’s or Fund’s duration, the more the price of the bond or Fund will change as interest rates change. Leverage-adjusted duration takes into account the leveraging process for a Fund and therefore is longer than the duration of the Fund’s portfolio of bonds.

■
Lipper Other States Municipal Debt Funds Classification Average: Calculated using the returns of all closed-end funds in this category for each period as follows: 6-month, 45 funds; 1-year, 45 funds; 5-year, 45 funds; and 10-year, 31 funds. Lipper returns account for the effects of management fees and assume reinvestment of dividends, but do not reflect any applicable sales charges. The Lipper average is not available for direct investment.

■	Market Yield (also known as Dividend Yield or Current Yield): An investment’s current annualized dividend divided by its current market price.

■	Net Asset Value (NAV): The net market value of all securities held in a portfolio.

■
Net Asset Value (NAV) Per Share: The market value of one share of a mutual fund or closed-end fund. For a Fund, the NAV is calculated daily by taking the Fund’s total assets (securities, cash, and accrued earnings), subtracting the Fund’s liabilities, and dividing by the number of shares outstanding.

■
Pre-Refunding: Pre-Refunding, also known as advanced refundings or refinancings, is a procedure used by state and local governments to refinance municipal bonds to lower interest expenses. The issuer sells new bonds with a lower yield and uses the proceeds to buy U.S. Treasury securities, the interest from which is used to make payments on the higher-yielding bonds. Because of this collateral, pre-refunding generally raises a bond’s credit rating and thus its value.

■
Standard & Poor’s (S&P) Maryland Municipal Bond Index: An unleveraged, market value-weighted index designed to measure the performance of the tax-exempt, investment-grade Maryland municipal bond market. The index returns assume reinvestment of dividends but do not reflect any applicable sales charges. You cannot invest directly in an index.

■
Standard & Poor’s (S&P) National Municipal Bond Index: An unleveraged, market value-weighted index designed to measure the performance of the tax-exempt, investment-grade U.S. municipal bond market. The index returns assume reinvestment of dividends but do not reflect any applicable sales charges. You cannot invest directly in an index.

■
Standard & Poor’s (S&P) Virginia Municipal Bond Index: An unleveraged, market value-weighted index designed to measure the performance of the tax-exempt, investment-grade Virginia municipal bond market. The index returns assume reinvestment of dividends but do not reflect any applicable sales charges. You cannot invest directly in an index.

Nuveen Investments	105

Glossary of Terms
Used in this Report (continued)

■
Structural Leverage: Structural Leverage consists of preferred shares or debt issued by the Fund. Both of these are part of a Fund’s capital structure. Structural leverage is sometimes referred to as “‘40 Act Leverage” and is subject to asset coverage limits set in the Investment Company Act of 1940.

■	Taxable-Equivalent Yield: The yield necessary from a fully taxable investment to equal, on an after-tax basis, the yield of a municipal bond investment.

■
Zero Coupon Bond: A zero coupon bond does not pay a regular interest coupon to its holders during the life of the bond. Tax-exempt income to the holder of the bond comes from accretion of the difference between the original purchase price of the bond at issuance and the par value of the bond at maturity and is effectively paid at maturity. The market prices of zero coupon bonds generally are more volatile than the market prices of bonds that pay interest periodically.

106	Nuveen Investments

Additional Fund Information

Board of Trustees
John P. Amboian
Robert P. Bremner
Jack B. Evans
William C. Hunter
David J. Kundert
William J. Schneider
Judith M. Stockdale
Carole E. Stone
Virginia L. Stringer
Terence J. Toth

Fund Manager
Nuveen Fund Advisors, Inc.
333 West Wacker Drive
Chicago, IL 60606

Custodian
State Street Bank
& Trust Company
Boston, MA

Transfer Agent and
Shareholder Services
State Street Bank & Trust
Company
Nuveen Funds
P.O. Box 43071
Providence, RI 02940-3071
(800) 257-8787

Legal Counsel
Chapman and Cutler LLP
Chicago, IL

Independent Registered
Public Accounting Firm
Ernst & Young LLP
Chicago, IL

Quarterly Portfolio of Investments and Proxy Voting Information

You may obtain (i) each Fund’s quarterly portfolio of investments, (ii) information regarding how each Fund voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30, and (iii) a description of the policies and procedures that each Fund used to determine how to vote proxies relating to portfolio securities without charge, upon request, by calling Nuveen Investments toll-free at (800) 257-8787 or on Nuveen’s website at www.nuveen.com.

You may also obtain this and other Fund information directly from the Securities and Exchange Commission (SEC). The SEC may charge a copying fee for this information. Visit the SEC on-line at http://www.sec.gov or in person at the SEC’s Public Reference Room in Washington, D.C. Call the SEC at (202) 942-8090 for room hours and operation. You may also request Fund information by sending an e-mail request to publicinfo@sec.gov or by writing to the SEC’s Public References Section at 100 F Street NE, Washington, D.C. 20549.

CEO Certification Disclosure

Each Fund’s Chief Executive Officer (CEO) has submitted to the New York Stock Exchange (NYSE) the annual CEO certification as required by Section 303A.12(a) of the NYSE Listed Company Manual.

Each Fund has filed with the SEC the certification of its Chief Executive Officer and Chief Financial Officer required by Section 302 of the Sarbanes-Oxley Act.

Common Share Information

Each Fund intends to repurchase shares of its own common stock in the future at such times and in such amounts as is deemed advisable. During the period covered by this report, the Funds repurchased shares of their common stock as shown in the accompanying table.

Common Shares
Fund	Repurchased
NMY	—
NFM	—
NZR	—
NWI	—
NPV	—
NGB	—
NNB	—

Any future repurchases will be reported to shareholders in the next annual or semi-annual report.

Nuveen Investments	107

Nuveen Investments:
Serving Investors for Generations

Since 1898, financial advisors and their clients have relied on Nuveen Investments to provide dependable investment solutions through continued adherence to proven, long-term investing principles. Today, we offer a range of high quality equity and fixed-income solutions designed to be integral components of a well-diversified core portfolio.

Focused on meeting investor needs.

Nuveen Investments is a global investment management firm that seeks to help secure the long-term goals of institutions and high net worth investors as well as the consultants and financial advisors who serve them. We market our growing range of specialized investment solutions under the high-quality brands of Nuveen Asset Management, NWQ, Santa Barbara, Symphony, Tradewinds and Winslow Capital. In total, Nuveen Investments managed approximately $207 billion of assets as of October 31, 2011.

Find out how we can help you.

To learn more about how the products and services of Nuveen Investments may be able to help you meet your financial goals, talk to your financial advisor, or call us at (800) 257-8787. Please read the information provided carefully before you invest. Investors should consider the investment objective and policies, risk considerations, charges and expenses of any investment carefully. Where applicable, be sure to obtain a prospectus, which contains this and other relevant information. To obtain a prospectus, please contact your securities representative or Nuveen Investments, 333 W. Wacker Dr., Chicago, IL 60606. Please read the prospectus carefully before you invest or send money. Learn more about Nuveen Funds at: www.nuveen.com/cef

Distributed by
Nuveen Securities, LLC
333 West Wacker Drive
Chicago, IL 60606
www.nuveen.com

ESA-A-1111D

ITEM 2. CODE OF ETHICS.

Not applicable to this filing.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable to this filing.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable to this filing.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to this filing.

ITEM 6. SCHEDULE OF INVESTMENTS.

(a) See Portfolio of Investments in Item 1.

(b) Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to this filing.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to this filing.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant's Board of Directors or Trustees implemented after the registrant last provided disclosure in response to this Item.

ITEM 11. CONTROLS AND PROCEDURES.

(a)
The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (the "Exchange Act")(17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

File the exhibits listed below as part of this Form.

(a)(1)
Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Not applicable to this filing.

(a)(2)
A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) in the exact form set forth below: See Ex-99.CERT attached hereto.

(a)(3)
Any written solicitation to purchase securities under Rule 23c-1 under the 1940 Act (17 CFR 270.23c-1) sent or given during the period covered by the  report by or on behalf of the registrant to 10 or more persons: Not applicable.

(b)
If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the 1940 Act (17 CFR 270.30a-2(b)); Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)), and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit. A certification furnished pursuant to this paragraph will not be deemed "filed" for purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference: See Ex-99.906 CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Nuveen Maryland Dividend Advantage Municipal Fund

By (Signature and Title) /s/ Kevin J. McCarthy
Kevin J. McCarthy
(Vice President and Secretary)

Date: February 6, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title) /s/ Gifford R. Zimmerman
Gifford R. Zimmerman
Chief Administrative Officer
(principal executive officer)

Date: February 6, 2012

By (Signature and Title) /s/ Stephen D. Foy
Stephen D. Foy
Vice President and Controller
 (principal financial officer)

Date: February 6, 2012